UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2013

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 22.8%
Capital Markets - 1.9%
Morgan Stanley	667,400	$11,259,038
State Street Corp.	239,800	10,656,712

		21,915,750

Commercial Banks - 8.1%
BB&T Corp.	416,200	11,724,354
CIT Group, Inc. (a)	494,200	18,310,110
Fifth Third Bancorp	143,200	2,096,448
KeyCorp	182,300	1,472,984
Regions Financial Corp.	403,000	2,688,010
SunTrust Banks, Inc.	84,800	2,302,320
US Bancorp	471,600	15,213,816
Wells Fargo & Co.	1,177,500	38,869,275

		92,677,317

Consumer Finance - 1.3%
Discover Financial Services	362,800	15,096,108

Diversified Financial Services - 6.4%
Bank of America Corp.	2,259,900	22,282,614
Citigroup, Inc.	958,300	33,128,431
JPMorgan Chase & Co.	454,800	18,683,184

		74,094,229

Insurance - 5.1%
Berkshire Hathaway, Inc. (a)	93,100	8,200,248
Chubb Corp. (The)	72,100	5,550,979
Fidelity National Financial, Inc.-Class A	325,000	7,868,250
MetLife, Inc.	134,100	4,450,779
PartnerRe Ltd. (b)	120,800	10,011,904
Reinsurance Group of America, Inc.-Class A	130,900	6,702,080
Torchmark Corp.	129,500	6,732,705
Travelers Cos., Inc. (The)	74,500	5,276,090
Validus Holdings Ltd.	101,800	3,609,828

		58,402,863

		262,186,267

Consumer Discretionary - 16.8%
Auto Components - 1.8%
Lear Corp.	240,900	10,520,103
Magna International, Inc. (New York)-Class A (b)	58,100	2,697,583
TRW Automotive Holdings Corp. (a)	160,100	8,107,464

		21,325,150

Automobiles - 2.0%
Ford Motor Co.	1,421,100	16,271,595
General Motors Co. (a)	242,900	6,286,252

		22,557,847

Hotels, Restaurants & Leisure - 1.1%
MGM Resorts International (a)	1,288,800	13,081,320

Company	Shares	U.S. $ Value
Household Durables - 1.0%
PulteGroup, Inc. (a)	665,000	11,178,650

Media - 7.6%
Comcast Corp.-Class A	549,500	20,430,410
DIRECTV (a)	188,400	9,363,480
Gannett Co., Inc.	435,400	7,793,660
McGraw-Hill Cos., Inc. (The)	236,100	12,539,271
News Corp.-Class A	404,900	9,976,736
Time Warner Cable, Inc.-Class A	138,800	13,170,732
Viacom, Inc.-Class B	265,700	13,712,777

		86,987,066

Multiline Retail - 1.0%
Macy’s, Inc.	298,400	11,548,080

Specialty Retail - 2.3%
GameStop Corp.-Class A (b)	142,700	3,745,875
Home Depot, Inc. (The)	21,300	1,385,991
Lowe’s Cos., Inc.	246,600	8,899,794
TJX Cos., Inc.	284,900	12,632,466

		26,664,126

		193,342,239

Energy - 14.8%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc. (b)	142,200	9,811,800
Helmerich & Payne, Inc.	198,800	10,377,360
Nabors Industries Ltd. (a)	195,600	2,875,320
Transocean Ltd.	189,400	8,750,280

		31,814,760

Oil, Gas & Consumable Fuels - 12.0%
BP PLC (Sponsored ADR)	427,600	17,856,576
Chevron Corp.	268,500	28,377,765
Cimarex Energy Co.	66,000	3,967,920
Exxon Mobil Corp.	816,800	71,992,752
Marathon Oil Corp.	111,000	3,424,350
Royal Dutch Shell PLC (ADR)	127,300	8,525,281
Valero Energy Corp.	111,900	3,609,894

		137,754,538

		169,569,298

Health Care - 14.0%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc. (a)	129,300	5,144,847

Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	287,700	12,115,047

Health Care Providers & Services - 2.8%
Aetna, Inc.	195,700	8,452,283
Health Net, Inc. (a)	230,800	5,435,340
WellPoint, Inc.	325,900	18,217,810

		32,105,433

Company	Shares	U.S. $ Value
Pharmaceuticals - 9.7%
AstraZeneca PLC (Sponsored ADR) (b)	366,300	17,413,902
Johnson & Johnson	249,300	17,383,689
Merck & Co., Inc.	484,300	21,454,490
Pfizer, Inc.	1,917,400	47,973,348
Roche Holding AG (Sponsored ADR)	145,000	7,135,450

		111,360,879

		160,726,206

Consumer Staples - 8.2%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	43,900	1,368,802

Food & Staples Retailing - 2.4%
CVS Caremark Corp.	187,400	8,715,974
Kroger Co. (The)	720,600	18,908,544

		27,624,518

Food Products - 1.6%
Bunge Ltd.	67,500	4,938,300
Tyson Foods, Inc.-Class A	716,100	13,727,637

		18,665,937

Household Products - 1.5%
Procter & Gamble Co. (The)	242,900	16,961,707

Tobacco - 2.6%
Altria Group, Inc.	475,100	16,063,131
Lorillard, Inc.	92,500	11,207,300
Philip Morris International, Inc.	27,700	2,489,676

		29,760,107

		94,381,071

Industrials - 7.1%
Aerospace & Defense - 0.7%
General Dynamics Corp.	80,800	5,373,200
Northrop Grumman Corp.	47,900	3,194,930

		8,568,130

Airlines - 0.8%
Delta Air Lines, Inc. (a)	920,200	9,202,000

Industrial Conglomerates - 3.5%
General Electric Co.	1,913,000	40,421,690

Machinery - 2.1%
Cummins, Inc.	104,300	10,238,088
Flowserve Corp.	68,500	9,490,675
Parker Hannifin Corp.	14,000	1,150,100
Timken Co.	67,786	3,053,759

		23,932,622

		82,124,442

Information Technology - 7.1%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,183,800	22,385,658
Harris Corp.	127,500	6,009,075

		28,394,733

Company	Shares	U.S. $ Value
Computers & Peripherals - 1.9%
Dell, Inc.	248,000	2,390,720
Hewlett-Packard Co.	1,494,650	19,415,504

		21,806,224

Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	1,317,500	14,136,775
Micron Technology, Inc. (a)	1,469,100	8,785,218

		22,921,993

Software - 0.8%
CA, Inc.	47,600	1,054,816
Symantec Corp. (a)	418,000	7,841,680

		8,896,496

		82,019,446

Utilities - 3.3%
Electric Utilities - 2.4%
Edison International	197,800	8,995,944
Great Plains Energy, Inc.	340,100	6,887,025
NV Energy, Inc.	668,000	12,244,440

		28,127,409

Gas Utilities - 0.7%
Atmos Energy Corp.	223,400	7,821,234

Multi-Utilities - 0.2%
DTE Energy Co.	28,400	1,720,472

		37,669,115

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	618,400	21,105,992

Materials - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	8,100	1,733,643
LyondellBasell Industries NV	276,100	13,730,453

		15,464,096

Total Common Stocks (cost $1,024,965,285)		1,118,588,172

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (c) (cost $15,408,059)	15,408,059	15,408,059

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $1,040,373,344)		1,133,996,231

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AllianceBernstein Exchange Reserves-Class I, 0.13% (c) (cost $12,342,041)	12,342,041	12,342,041

Total Investments - 99.7% (cost $1,052,715,385) (d)		1,146,338,272
Other assets less liabilities - 0.3%		3,492,791

Net Assets - 100.0%		$1,149,831,063

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $143,591,230 and gross unrealized depreciation of investments was $(49,968,343), resulting in net unrealized appreciation of $93,622,887.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,118,588,172		$	– 0	–	$	– 0	–	$1,118,588,172
Short-Term Investments	15,408,059			– 0	–		– 0	–	15,408,059
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,342,041			– 0	–		– 0	–	12,342,041

Total Investments in Securities	1,146,338,272			– 0	–		– 0	–	1,146,338,272
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$1,146,338,272		$	– 0	–	$	– 0	–	$1,146,338,272

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Information Technology - 35.0%
Communications Equipment - 3.5%
F5 Networks, Inc. (a)	157,230	$14,729,307
QUALCOMM, Inc.	397,310	25,276,862

		40,006,169

Computers & Peripherals - 7.8%
Apple, Inc.	143,500	83,987,680
EMC Corp./MA (a)	266,737	6,620,412

		90,608,092

Electronic Equipment, Instruments & Components - 0.7%
Trimble Navigation Ltd. (a)	140,730	7,830,217

Internet Software & Services - 9.4%
eBay, Inc. (a)	418,323	22,095,821
Facebook, Inc. (a)	554,570	15,527,960
Google, Inc.-Class A (a)	66,335	46,326,374
LinkedIn Corp. (a)	158,380	17,127,213
Rackspace Hosting, Inc. (a)	101,820	7,037,798

		108,115,166

IT Services - 5.1%
Cognizant Technology Solutions Corp.-Class A (a)	577,080	38,797,089
Visa, Inc.-Class A	134,240	20,097,070

		58,894,159

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp.-Class A (a)	210,196	6,806,147
Mellanox Technologies Ltd. (a)(b)	34,681	2,527,551

		9,333,698

Software - 7.7%
ANSYS, Inc. (a)	260,360	17,269,679
Citrix Systems, Inc. (a)	493,710	30,195,304
Intuit, Inc.	172,640	10,342,862
Red Hat, Inc. (a)	325,700	16,089,580
TIBCO Software, Inc. (a)	576,007	14,428,975

		88,326,400

		403,113,901

Consumer Discretionary - 19.2%
Automobiles - 0.8%
Harley-Davidson, Inc.	184,857	8,680,885

Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc.-Class A (a)	56,520	14,908,846
Las Vegas Sands Corp.	156,970	7,322,650
Starbucks Corp.	415,690	21,561,840

		43,793,336

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	68,660	17,305,753
priceline.com, Inc. (a)	28,600	18,966,376

		36,272,129

Media - 5.5%
Comcast Corp.-Class A	638,230	23,729,391
Discovery Communications, Inc.-Class A (a)	146,004	8,820,102
Walt Disney Co. (The)	630,880	31,329,501

		63,878,994

Multiline Retail - 1.6%
Dollar General Corp. (a)	366,214	18,310,700

Specialty Retail - 1.6%
O’Reilly Automotive, Inc. (a)	100,190	9,425,875
Ulta Salon Cosmetics & Fragrance, Inc.	85,870	8,611,044

		18,036,919

Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	237,600	13,742,784
VF Corp.	117,570	18,871,160

		32,613,944

		221,586,907

Health Care - 14.7%
Biotechnology - 4.6%
Biogen Idec, Inc. (a)	140,927	21,010,806
Celgene Corp. (a)	262,020	20,592,152
Gilead Sciences, Inc. (a)	156,885	11,766,375

		53,369,333

Health Care Equipment & Supplies - 3.6%
IDEXX Laboratories, Inc. (a)	234,810	21,947,691
Intuitive Surgical, Inc. (a)	36,490	19,303,210

		41,250,901

Health Care Providers & Services - 4.1%
McKesson Corp.	157,530	14,881,859
UnitedHealth Group, Inc.	601,555	32,718,577

		47,600,436

Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)(b)	97,750	5,250,153

Pharmaceuticals - 1.9%
Allergan, Inc./United States	228,890	21,229,547

		168,700,370

Energy - 8.9%
Energy Equipment & Services - 6.3%
FMC Technologies, Inc. (a)	181,530	7,417,316
National Oilwell Varco, Inc.	216,540	14,789,682
Oceaneering International, Inc.	258,300	13,607,244
Schlumberger Ltd.	513,355	36,766,485

		72,580,727

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.6%
Concho Resources, Inc. (a)	74,660	5,992,212
EOG Resources, Inc.	76,115	8,952,646
Noble Energy, Inc.	150,587	14,719,879

		29,664,737

		102,245,464

Industrials - 8.2%
Aerospace & Defense - 3.5%
Boeing Co. (The)	259,600	19,283,088
Precision Castparts Corp.	118,410	21,715,210

		40,998,298

Electrical Equipment - 2.0%
AMETEK, Inc.	261,227	9,751,604
Rockwell Automation, Inc.	55,194	4,373,572
Roper Industries, Inc.	82,700	9,223,531

		23,348,707

Industrial Conglomerates - 1.9%
Danaher Corp.	401,399	21,663,504

Machinery - 0.8%
Flowserve Corp.	63,814	8,841,430

		94,851,939

Consumer Staples - 7.1%
Food Products - 1.6%
Hershey Co. (The)	258,990	18,976,198

Personal Products - 1.5%
Estee Lauder Cos., Inc. (The)-Class A	289,380	16,856,385

Tobacco - 4.0%
Philip Morris International, Inc.	512,915	46,100,800

		81,933,383

Financials - 4.6%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	126,880	16,351,026
Blackstone Group LP	459,879	6,755,622

		23,106,648

Diversified Financial Services - 2.6%
IntercontinentalExchange, Inc. (a)	224,641	29,686,308

		52,792,956

Materials - 1.2%
Chemicals - 1.2%
Monsanto Co.	148,167	13,570,616

Total Common Stocks (cost $938,121,110)		1,138,795,536

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (c) (cost $1,654,531)	1,654,531	1,654,531

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $939,775,641)		1,140,450,067

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves-Class I, 0.13% (c) (cost $7,882,722)	7,882,722	7,882,722

Total Investments - 99.8% (cost $947,658,363) (d)		1,148,332,789
Other assets less liabilities - 0.2%		2,776,677

Net Assets - 100.0%		$1,151,109,466

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $217,236,120 and gross unrealized depreciation of investments was $(16,561,694), resulting in net unrealized appreciation of $200,674,426.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,138,795,536		$	– 0	–	$	– 0	–	$1,138,795,536
Short-Term Investments	1,654,531			– 0	–		– 0	–	1,654,531
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,882,722			– 0	–		– 0	–	7,882,722

Total Investments in Securities	1,148,332,789			– 0	–		– 0	–	1,148,332,789
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$1,148,332,789		$	– 0	–	$	– 0	–	$1,148,332,789

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.6%
Energy - 24.3%
Coal & Consumable Fuels - 0.9%
Banpu PCL	76,600	$985,891
Cameco Corp.	47,140	859,895
China Shenhua Energy Co., Ltd. - Class H	119,680	490,038
Coal India Ltd.	31,010	208,984
Consol Energy, Inc.	8,060	252,681
Exxaro Resources Ltd. (a)	93,630	1,626,327
Peabody Energy Corp.	9,560	240,051

		4,663,867

Integrated Oil & Gas - 16.9%
BG Group PLC	217,920	3,738,752
BP PLC	1,339,720	9,300,727
Cenovus Energy, Inc.	19,400	651,517
Chevron Corp.	89,530	9,462,426
China Petroleum & Chemical Corp. - Class H	2,462,400	2,604,906
ENI SpA	176,730	4,191,034
Exxon Mobil Corp.	247,680	21,830,515
Galp Energia SGPS SA	22,665	347,720
Gazprom OAO (Sponsored ADR)	426,010	3,791,489
Hess Corp.	29,430	1,460,022
Husky Energy, Inc.	14,900	418,193
Imperial Oil Ltd. (a)	8,600	366,648
LUKOIL OAO (London) (Sponsored ADR)	12,980	816,831
Origin Energy Ltd.	32,400	372,248
PetroChina Co., Ltd. - Class H	543,700	722,610
Petroleo Brasileiro SA	76,700	685,591
Petroleo Brasileiro SA (ADR)	115,120	2,068,706
Petroleo Brasileiro SA (Preference Shares)	108,300	945,750
Petroleo Brasileiro SA (Sponsored ADR)	56,668	994,523
PTT PCL	140,100	1,460,802
Repsol SA	22,000	466,957
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	161,743	5,420,620
Royal Dutch Shell PLC - Class A	94,515	3,164,500
Royal Dutch Shell PLC - Class B	121,530	4,195,098
Sasol Ltd.	14,100	594,211
Statoil ASA	61,070	1,491,987
Suncor Energy, Inc. (Toronto)	130,310	4,258,180
Total SA	81,420	4,080,412

		89,902,975

Oil & Gas Drilling - 0.7%
Ensco PLC	14,420	839,677
Seadrill Ltd.	38,730	1,492,267
Transocean Ltd.	27,290	1,260,798

		3,592,742

Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	32,490	1,083,541
Schlumberger Ltd.	21,790	1,560,600

		2,644,141

Oil & Gas Exploration & Production - 5.3%
Anadarko Petroleum Corp.	39,510	2,891,737
Apache Corp.	9,900	763,191

Company	Shares	U.S. $ Value
ARC Resources Ltd. (a)	7,500	$187,849
Athabasca Oil Corp. (b)	11,700	130,975
Baytex Energy Corp. (a)	3,300	146,504
Cabot Oil & Gas Corp.	18,660	878,886
Cairn India Ltd.	23,900	144,900
Canadian Natural Resources Ltd.	28,300	814,513
Canadian Oil Sands Ltd. (a)	12,500	253,687
Chesapeake Energy Corp. (a)	17,100	291,213
Cimarex Energy Co.	2,600	156,312
CNOOC Ltd.	460,200	978,098
Cobalt International Energy, Inc.(b)	6,600	153,912
Concho Resources, Inc. (b)	2,500	200,650
ConocoPhillips	31,300	1,782,222
Continental Resources, Inc./OK (b)	2,000	137,400
Crescent Point Energy Corp. (a)	7,500	294,534
Denbury Resources, Inc. (b)	10,100	155,843
Devon Energy Corp.	28,440	1,469,495
EnCana Corp.	19,000	415,060
EOG Resources, Inc.	20,270	2,384,157
EQT Corp.	3,900	234,234
Inpex Corp.	57	306,519
Kunlun Energy Co., Ltd.	85,900	174,842
Lundin Petroleum AB (b)	43,640	1,032,453
Marathon Oil Corp.	53,910	1,663,123
MEG Energy Corp. (b)	3,800	136,951
Nexen, Inc. (Toronto)	17,103	419,935
Noble Energy, Inc.	13,940	1,362,635
NovaTek OAO (Sponsored GDR) (c)	2,300	252,310
Occidental Petroleum Corp.	51,940	3,906,408
OGX Petroleo e Gas Participacoes SA (b)	50,200	101,960
Oil & Natural Gas Corp. Ltd.	29,700	144,631
Pacific Rubiales Energy Corp.	7,500	163,613
Penn West Petroleum Ltd. (a)	12,200	136,327
Pioneer Natural Resources Co.	3,000	321,000
Plains Exploration & Production Co. (b)	3,800	135,660
Progress Energy Resources Corp.	6,700	136,111
PTT Exploration & Production PCL	30,900	161,095
QEP Resources, Inc.	5,200	146,224
Range Resources Corp.	4,200	268,884
Santos Ltd.	24,300	282,891
Southwestern Energy Co. (b)	9,000	312,390
Talisman Energy, Inc.	26,600	299,379
Tatneft OAO (Sponsored ADR)	5,830	230,751
Tullow Oil PLC	23,300	514,276
Vermilion Energy, Inc. (a)	3,200	162,811
Whiting Petroleum Corp. (b)	1,197	50,202
Woodside Petroleum Ltd.	16,600	586,101

		28,274,854

		129,078,579

Materials - 13.3%
Aluminum - 0.1%
Alcoa, Inc.	32,900	276,689
Hindalco Industries Ltd.	77,300	165,237

Company	Shares	U.S. $ Value
Norsk Hydro ASA	35,000	$167,410

		609,336

Diversified Chemicals - 0.3%
BASF SE	16,840	1,509,844

Diversified Metals & Mining - 5.4%
Anglo American PLC	137,550	3,820,184
BHP Billiton Ltd.	180,000	6,482,215
BHP Billiton PLC	101,370	3,192,685
Eurasian Natural Resources Corp. PLC	46,600	201,756
First Quantum Minerals Ltd.	14,700	301,888
Freeport-McMoRan Copper & Gold, Inc.	44,570	1,738,676
Glencore International PLC	109,700	607,549
Grupo Mexico SAB de CV	118,100	388,083
Korea Zinc Co., Ltd.	600	241,850
Minera Frisco SAB de CV (b)	61,600	243,286
Rio Tinto Ltd.	28,070	1,723,591
Rio Tinto PLC	119,440	5,930,978
Southern Copper Corp.	7,100	257,730
Sterlite Industries India Ltd.	128,200	254,215
Teck Resources Ltd.	66,450	2,249,674
Turquoise Hill Resources Ltd. (b)	28,400	213,854
Xstrata PLC	64,100	1,062,735

		28,910,949

Fertilizers & Agricultural Chemicals - 1.5%
Agrium, Inc.	13,545	1,383,203
CF Industries Holdings, Inc.	1,200	256,836
Incitec Pivot Ltd.	64,400	211,822
Israel Chemicals Ltd.	18,300	225,467
K+S AG	14,900	673,723
Monsanto Co.	34,540	3,163,519
Mosaic Co. (The)	5,700	308,142
Potash Corp. of Saskatchewan, Inc.	16,400	634,471
Syngenta AG	1,800	720,643
Uralkali OJSC (Sponsored GDR) (c)	5,290	195,889
Yara International ASA	4,000	200,564

		7,974,279

Forest Products - 0.0%
Duratex SA	22,400	154,624

Gold - 2.6%
Agnico-Eagle Mines Ltd.	19,650	1,095,700
Anglogold Ashanti Ltd.	11,800	366,041
Barrick Gold Corp.	30,900	1,072,876
Cia de Minas Buenaventura SA (ADR) - Class B	6,400	209,728
Eldorado Gold Corp.	20,800	300,478
Franco-Nevada Corp.	4,400	249,024
Gold Fields Ltd.	22,400	274,585
Goldcorp, Inc.	84,650	3,298,738
Kinross Gold Corp.	184,290	1,866,368
Koza Altin Isletmeleri AS	28,610	713,467
New Gold, Inc. (b)	88,730	942,368
Newcrest Mining Ltd.	23,600	630,758
Newmont Mining Corp.	15,300	720,477
Randgold Resources Ltd.	2,700	289,342
Real Gold Mining Ltd. (a) (d) (e)	686,500	124,010

Company	Shares	U.S. $ Value
Yamana Gold, Inc.	79,550	$1,499,145

		13,653,105

Paper Products - 0.3%
Fibria Celulose SA (b)	19,600	192,716
International Paper Co.	7,900	293,406
MeadWestvaco Corp.	5,100	157,641
Mondi PLC	78,470	806,500
Stora Enso Oyj	24,600	161,199
UPM-Kymmene Oyj	13,500	151,916

		1,763,378

Precious Metals & Minerals - 0.4%
Anglo American Platinum Ltd.	3,400	149,506
Fresnillo PLC	6,800	216,546
Impala Platinum Holdings Ltd.	16,600	269,942
Industrias Penoles SAB de CV	4,300	217,639
North American Palladium Ltd. (a) (b)	317,090	478,806
Silver Wheaton Corp.	10,900	401,282
Umicore SA	3,600	187,189

		1,920,910

Specialty Chemicals - 0.3%
Koninklijke DSM NV	24,526	1,413,889

Steel - 2.4%
Allegheny Technologies, Inc.	5,000	130,900
ArcelorMittal (Euronext Amsterdam)	28,900	439,369
Arrium Ltd.	425,227	364,857
Cliffs Natural Resources, Inc. (a)	4,400	126,500
Commercial Metals Co.	84,270	1,141,858
Eregli Demir ve Celik Fabrikalari TAS	132,100	166,242
Evraz PLC	41,100	154,232
Fortescue Metals Group Ltd.	43,300	177,117
Gerdau SA	26,500	219,759
Hitachi Metals Ltd.	14,000	104,212
Hyundai Hysco Co., Ltd.	3,500	145,875
Hyundai Steel Co.	2,000	148,536
JFE Holdings, Inc.	94,200	1,467,895
Kumba Iron Ore Ltd.	2,500	152,615
Metalurgica Gerdau SA (Preference Shares)	13,300	139,735
Nippon Steel & Sumitomo Metal Corp.	234,000	539,549
Nucor Corp.	9,800	403,564
POSCO	2,000	597,170
Tata Steel Ltd.	14,300	101,566
ThyssenKrupp AG	11,900	241,044
United States Steel Corp. (a)	35,120	757,187
Vale SA	40,200	707,375
Vale SA (Preference Shares)	61,900	1,063,146
Vale SA (Sponsored ADR) (Local Preference Shares) (a)	186,590	3,188,823

		12,679,126

		70,589,440

Equity:Other - 10.1%
Diversified/Specialty - 8.4%
Agung Podomoro Land TBK PT	493,200	18,745

Company	Shares	U.S. $ Value
Alam Sutera Realty TBK PT	1,181,900	$75,072
Amata Corp. PCL	41,000	20,974
Artis Real Estate Investment Trust	23,540	370,867
Asian Property Development PCL	67,800	19,551
Australand Property Group	149,450	461,929
Ayala Land, Inc.	1,009,700	593,409
Azrieli Group	1,900	46,212
Bakrieland Development TBK PT (b)	3,490,300	21,066
Beijing North Star Co., Ltd.	194,100	47,820
Beni Stabili SpA	79,900	45,744
BioMed Realty Trust, Inc.	29,790	574,053
British Land Co. PLC	199,915	1,762,878
Bumi Serpong Damai PT	561,300	70,692
CA Immobilien Anlagen AG (b)	4,800	65,681
Capital Property Fund	385,700	476,355
CapitaLand Ltd.	251,000	725,390
Central Pattana PCL	52,400	138,299
Ciputra Development Tbk PT	912,200	74,101
Ciputra Property TBK PT	246,600	14,637
Ciputra Surya TBK PT	62,000	13,072
City Developments Ltd.	30,000	287,855
Cofinimmo	7,430	840,689
Conwert Immobilien Invest SE (b)	3,500	43,218
Country Garden Holdings Co., Ltd. (b)	464,800	222,996
Daejan Holdings PLC	900	41,095
Dexus Property Group	204,400	214,554
DLF Ltd.	41,000	158,459
Duke Realty Corp.	47,650	643,275
Dundee Real Estate Investment Trust	24,686	899,616
Eastern & Oriental Bhd	66,500	34,784
Emira Property Fund	41,300	65,426
Even Construtora e Incorporadora SA	19,000	76,558
Evergrande Real Estate Group Ltd. (a)	2,617,000	1,306,068
F&C Commercial Property Trust Ltd.	24,500	39,959
Filinvest Land, Inc.	766,800	28,288
Fonciere Des Regions	1,500	126,016
Franshion Properties China Ltd.	424,800	145,773
Gecina SA	1,000	110,647
Globe Trade Centre SA (b)	8,900	24,286
GPT Group	77,370	281,915
Growthpoint Properties Ltd.	285,200	785,949
Guangzhou R&F Properties Co., Ltd. (a)	101,400	172,903
H&R Real Estate Investment Trust	1,000	23,406
Hang Lung Properties Ltd.	188,000	687,424
Helbor Empreendimentos SA	11,900	64,044
Henderson Land Development Co., Ltd.	91,000	647,899
Hysan Development Co., Ltd.	45,000	216,800
ICADE	9,180	830,181
IGB Corp. Bhd	89,600	69,580
IJM Land Bhd	42,900	29,625
Immofinanz AG (b)	50,000	202,134
Intiland Development TBK PT	623,500	20,448
Investors Real Estate Trust	52,110	442,414
Is Gayrimenkul Yatirim Ortakligi AS	21,200	16,971
Kawasan Industri Jababeka TBK PT (b)	1,589,200	32,915
Keppel Land Ltd.	32,000	94,301
Kerry Properties Ltd.	41,500	210,633
Kiwi Income Property Trust	41,400	39,781

Company	Shares	U.S. $ Value
KLCC Property Holdings Bhd	37,500	$70,935
Land Securities Group PLC	80,041	1,036,879
Lexington Realty Trust	73,690	706,687
Lippo Karawaci TBK PT	1,388,100	154,728
London & Stamford Property PLC	23,900	41,019
Longfor Properties Co., Ltd.	49,500	95,127
LPN Development PCL	654,500	392,401
Mah Sing Group Bhd	48,800	36,924
Mapletree Commercial Trust	711,000	695,829
Megaworld Corp.	1,075,500	66,053
Mitsubishi Estate Co., Ltd.	150,000	2,903,411
Mitsui Fudosan Co., Ltd.	149,000	3,123,257
Mobimo Holding AG (b)	300	70,541
Morguard Real Estate Investment Trust	19,880	361,837
New World Development Co., Ltd.	998,000	1,570,332
Nomura Real Estate Holdings, Inc.	3,300	57,247
Pakuwon Jati TBK PT	1,158,700	27,747
PDG Realty SA Empreendimentos e Participacoes	113,530	159,924
Poly Property Group Co., Ltd. (b)	188,900	130,583
Prestige Estates Projects Ltd.	13,700	41,402
Pruksa Real Estate PCL	51,900	36,190
Quality Houses PCL	287,300	21,344
Redefine Properties Ltd.	218,700	235,172
Regal Real Estate Investment Trust	386,800	114,252
Resilient Property Income Fund Ltd.	22,800	127,202
Robinsons Land Corp.	123,600	57,500
SA Corporate Real Estate Fund Nominees Pty Ltd.	160,700	68,145
SC Asset Corp. PCL	20,600	15,438
Sentul City TBK PT (b)	1,888,400	37,342
Sino Land Co., Ltd.	164,000	295,689
Sinpas Gayrimenkul Yatirim Ortakligi AS	21,500	15,280
Soho China Ltd.	215,500	162,363
SP Setia Bhd	47,000	47,004
Spirit Realty Capital, Inc. (b)	66,999	1,087,394
Sponda Oyj	18,900	87,323
Sumitomo Realty & Development Co., Ltd.	67,000	1,832,354
Summarecon Agung TBK PT	413,400	82,680
Sun Hung Kai Properties Ltd.	230,305	3,372,180
Suntec Real Estate Investment Trust	482,000	639,381
Supalai PCL	581,500	348,634
Swire Properties Ltd. (a)	322,300	1,080,994
TAG Immobilien AG	4,400	53,219
Tebrau Teguh Bhd (b)	38,800	8,674
Tecnisa SA	11,300	38,922
Telecity Group PLC	41,085	564,600
Ticon Industrial Connection PCL	29,600	13,310
Tokyu Land Corp.	22,000	129,532
Tokyu REIT, Inc.	44	237,375
Torunlar Gayrimenkul Yatirim Ortakligi AS	12,200	19,181
Unitech Ltd. (b)	153,700	88,931
United Urban Investment Corp. (a)	100	113,682
UOL Group Ltd.	228,602	1,089,632
Vornado Realty Trust	6,020	460,109
Wallenstam AB	4,400	50,538
Wereldhave NV	900	55,309
Weyerhaeuser Co.	40,270	1,109,841
Wharf Holdings Ltd.	291,000	2,250,126
Wheelock & Co., Ltd.	129,000	624,006

Company	Shares	U.S. $ Value
Wihlborgs Fastigheter AB	3,400	$52,038
Yuexiu Property Co., Ltd.	536,500	172,993

		44,454,174

Health Care - 1.7%
Chartwell Seniors Housing Real Estate Investment Trust	71,530	742,411
HCP, Inc.	42,530	1,915,977
Health Care REIT, Inc.	26,760	1,575,897
LTC Properties, Inc.	20,020	655,054
Omega Healthcare Investors, Inc.	35,520	814,118
Sabra Health Care REIT, Inc.	28,200	611,940
Senior Housing Properties Trust	43,430	970,661
Ventas, Inc.	30,460	1,938,779

		9,224,837

		53,679,011

Retail - 6.8%
Regional Mall - 2.5%
BR Malls Participacoes SA	81,860	1,051,599
CapitaMall Trust	271,000	459,847
CFS Retail Property Trust Group	89,500	181,316
General Growth Properties, Inc.	102,420	1,983,875
Glimcher Realty Trust	68,168	730,761
Multiplan Empreendimentos Imobiliarios SA	21,050	581,219
Simon Property Group, Inc.	31,211	4,748,129
Westfield Group	324,327	3,530,722

		13,267,468

Shopping Center/Other Retail - 4.3%
Aeon Mall Co., Ltd.	31,400	813,511
Akmerkez Gayrimenkul Yatirim Ortakligi AS	2,300	25,618
Aliansce Shopping Centers SA	31,900	326,195
Atrium European Real Estate Ltd.	8,100	46,478
BWP Trust (b)	22,200	49,378
Capital & Counties Properties PLC	38,200	146,859
Capital Shopping Centres Group PLC	28,200	156,235
CapitaMalls Asia Ltd.	65,800	103,424
Centro Retail Australia	54,400	123,812
Charter Hall Retail REIT	12,800	47,855
Citycon Oyj	119,170	401,639
Corio NV	25,308	1,135,722
Deutsche Euroshop AG	2,900	118,796
Eurocommercial Properties NV	21,600	843,227
Fortune Real Estate Investment Trust (a)	396,000	341,509
Fountainhead Property Trust	94,500	88,239
Fukuoka REIT Co.	43	316,020
Hammerson PLC	31,000	234,195
Hyprop Investments Ltd.	54,400	440,566
Iguatemi Empresa de Shopping Centers SA	6,400	77,844
Japan Retail Fund Investment Corp.	527	959,896
Kimco Realty Corp.	43,300	833,958
Kite Realty Group Trust	88,314	471,597
Klepierre	28,392	1,089,592
Link REIT (The)	295,878	1,616,442
Mercialys SA	33,660	716,095
Pavilion Real Estate Investment Trust	72,200	33,022
Regency Centers Corp.	32,370	1,516,535

Company	Shares	U.S. $ Value
Retail Opportunity Investments Corp. (a)	94,386	$1,197,758
RioCan Real Estate Investment Trust (Toronto)	11,421	310,086
Shaftesbury PLC	13,900	123,556
SM Prime Holdings, Inc.	557,300	212,221
Sonae Sierra Brasil SA	3,100	44,248
Tanger Factory Outlet Centers	26,350	866,388
Unibail-Rodamco SE	16,487	3,873,467
Vastned Retail NV	800	34,778
Weingarten Realty Investors	49,810	1,353,836
Westfield Retail Trust	613,460	1,915,676

		23,006,273

		36,273,741

Residential - 4.1%
Multi-Family - 3.6%
Ascott Residence Trust	287,000	310,342
Associated Estates Realty Corp.	78,620	1,189,521
AvalonBay Communities, Inc.	3,820	503,438
Berkeley Group Holdings PLC (b)	24,840	653,951
BRE Properties, Inc.	4,320	210,168
Brookfield Incorporacoes SA	202,400	312,579
Brookfield Incorporacoes SA (b)	54,895	84,778
China Overseas Land & Investment Ltd.	747,500	2,203,038
China Resources Land Ltd.	200,000	536,539
China Vanke Co., Ltd. - Class B	491,004	761,246
Consorcio ARA SAB de CV (b)	99,660	29,667
Corp. GEO SAB de CV (b)	35,090	40,751
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,120	201,151
Daiwa House REIT Investment Corp. (b)	61	370,728
Desarrolladora Homex SAB de CV (b)	21,720	47,644
Deutsche Wohnen AG	6,100	118,009
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	61,000	95,590
Equity Residential	17,090	948,666
Essex Property Trust, Inc.	3,954	555,497
Ez Tec Empreendimentos e Participacoes SA	4,800	58,001
Gafisa SA (b)	34,900	68,761
GAGFAH SA (b)	4,100	46,165
Grainger PLC	17,400	31,089
GSW Immobilien AG	22,880	970,040
JHSF Participacoes SA	6,700	27,028
KWG Property Holding Ltd.	1,290,000	931,645
Land and Houses PCL	241,200	74,246
Meritage Homes Corp. (b)	13,870	485,727
Mirvac Group	554,229	851,133
MRV Engenharia e Participacoes SA	115,060	609,008
NVR, Inc. (b)	630	566,899
Post Properties, Inc.	10,900	535,517
Property Perfect PCL	432,500	14,656
PulteGroup, Inc. (b)	33,580	564,480
Rossi Residencial SA	223,600	426,941
Shenzhen Investment Ltd.	210,200	70,768
Shimao Property Holdings Ltd. (a)	239,500	484,922
Sino-Ocean Land Holdings Ltd.	334,700	250,374
Stockland	617,730	2,186,260
Urbi Desarrollos Urbanos SAB de CV (b)	562,560	324,919

Company	Shares	U.S. $ Value
Vista Land & Lifescapes, Inc.	263,400	$32,242
Yanlord Land Group Ltd. (b)	52,900	62,343

		18,846,467

Self Storage - 0.2%
Extra Space Storage, Inc.	27,277	958,786

Single Family - 0.3%
Fortune Brands Home & Security, Inc. (b)	19,940	598,001
Realogy Holdings Corp. (b)	29,334	1,106,185

		1,704,186

		21,509,439

Office - 2.8%
Office - 2.8%
Allied Properties Real Estate Investment Trust	18,454	581,477
Allreal Holding AG (b)	200	30,431
Alstria Office REIT-AG	3,300	40,528
Befimmo SCA Sicafi	1,300	81,198
Boston Properties, Inc.	7,263	745,402
Brandywine Realty Trust	59,810	713,533
CapitaCommercial Trust	121,000	160,563
Castellum AB	49,664	677,637
Cominar Real Estate Investment Trust	35,423	782,740
Commonwealth Property Office Fund	484,614	516,230
Corporate Office Properties Trust	30,890	762,365
Derwent London PLC	4,300	142,343
Douglas Emmett, Inc.	34,698	787,992
Fabege AB	10,400	107,075
Great Portland Estates PLC	17,400	131,286
Hongkong Land Holdings Ltd.	149,000	973,615
Hufvudstaden AB - Class A	71,642	915,977
Investa Office Fund	22,400	67,828
Japan Excellent, Inc.	89	498,616
Japan Prime Realty Investment Corp.	34	100,596
Japan Real Estate Investment Corp.	82	806,346
Kenedix Realty Investment Corp. - Class A	128	425,591
Kilroy Realty Corp.	7,319	330,087
Liberty Property Trust	11,770	409,949
Mack-Cali Realty Corp.	30,160	762,445
Nippon Building Fund, Inc.	91	953,804
Nomura Real Estate Office Fund, Inc.	17	101,921
Norwegian Property ASA	21,800	31,558
NTT Urban Development Corp.	64	54,374
Orix JREIT, Inc.	147	735,958
Parkway Properties, Inc./MD	45,000	604,800
Piedmont Office Realty Trust, Inc.	12,880	227,332
PSP Swiss Property AG (b)	2,000	187,185
Societe Immobiliere de Location pour l’Industrie et le Commerce	800	89,748
Swiss Prime Site AG (b)	2,400	192,943
Tokyo Tatemono Co., Ltd. (b)	21,000	84,268

		14,815,741

Industrials - 1.0%
Industrial Warehouse Distribution - 0.9%
Ascendas Real Estate Investment Trust	116,000	227,929

Company	Shares		U.S. $ Value
Global Logistic Properties Ltd.		489,700	$1,126,624
Granite Real Estate, Inc.		28,940	1,073,385
Hansteen Holdings PLC		32,500	40,473
Mapletree Logistics Trust		1,174,000	1,067,066
ProLogis, Inc.		15,676	532,043
Segro PLC		182,010	689,369

			4,756,889

Mixed Office Industrial - 0.1%
BR Properties SA		23,970	282,686
Goodman Group		70,310	339,051

			621,737

			5,378,626

Lodging - 0.8%
Lodging - 0.8%
Ashford Hospitality Trust, Inc.		65,880	596,214
Far East Hospitality Trust (a) (b)		550,000	443,839
Great Eagle Holdings Ltd.		207,000	666,227
Host Hotels & Resorts, Inc.		38,460	564,977
InterContinental Hotels Group PLC		31,061	830,538
RLJ Lodging Trust		69,250	1,287,358

			4,389,153

Food Beverage & Tobacco - 0.4%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.		12,600	336,420
Bunge Ltd.		15,460	1,131,054
Golden Agri-Resources Ltd.		262,000	141,565
IOI Corp. Bhd		89,600	146,167
Kuala Lumpur Kepong Bhd		19,800	134,384
Viterra, Inc.		5,148	80,587
Wilmar International Ltd.		59,000	154,060

			2,124,237

Total Common Stocks (cost $318,953,284)			337,837,967

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 17.5%
United States - 17.5%
U.S. Treasury Inflation Index
0.625%, 7/15/21 (TIPS)	U.S.$	5,686	6,515,712
1.875%, 7/15/15 (TIPS) (f) (g)		34,001	37,050,541
1.875%, 7/15/15 (TIPS)		45,232	49,288,368

Total Inflation-Linked Securities (cost $91,836,286)			92,854,621

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index Expiration: Mar 2013, Exercise Price: $1,375.00 (b) (h) (cost $1,554,314)	170	$596,700

	Shares
WARRANTS - 0.1%
Equity:Other - 0.1%
Diversified/Specialty - 0.1%
Emaar Properties PJSC, Merril Lynch, expiring 10/10/15 (b) (cost $282,562)	280,500	287,148

INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
CPN Retail Growth Leasehold Property Fund (b)	98,400	56,109
UK Commercial Property Trust Ltd./fund (b)	38,500	40,310

Total Investment Companies (cost $93,344)		96,419

RIGHTS - 0.0%
Residential - 0.0%
Multi-Family - 0.0%
Rossi Residencial SA (b)	124,726	5,253

Energy - 0.0%
Oil & Gas Exploration & Production - 0.0%
PTT Exploration & Production PCL (b)	6,049	3,548

Office - 0.0%
Office - 0.0%
Swiss Prime Site AG (b)	2,400	2,590

Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Tag Immobilien AG (b)	4,400	0

Total Rights (cost $0)		11,391

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares Silver Trust Expiration: Dec 2012, Exercise Price: $38.00 (b) (h)	654	1,635
SPDR Gold Trust Expiration: Dec 2012, Exercise Price: $180.00 (b) (h)	469	1,641

Total Options Purchased - Calls (cost $183,686)		3,276

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 17.4%
Investment Companies - 7.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (i) (cost $39,082,065)		39,082,065	$39,082,065

	Principal Amount (000)
U.S. Treasury Bill - 10.1%
U.S. Treasury Bill Zero Coupon 12/06/12 (g) (cost $53,524,510)	U.S.$	53,525	53,524,510

Total Short-Term Investments (cost $92,606,575)			92,606,575

Total Investments Before Security Lending Collateral for Securities Loaned - 98.7% (cost $505,510,051)			524,294,097

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AllianceBernstein Exchange Reserves - Class I, 0.13% (i) (cost $7,155,932)		7,155,932	7,155,932

Total Investments - 100.0% (cost $512,665,983) (j)			531,450,029
Other assets less liabilities - 0.0%			(208,695)

Net Assets - 100.0%			$531,241,334

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Aluminum HG Futures	38	December 2012	$2,025,735	$1,996,188	$(29,547)
Cocoa Futures	71	March 2013	1,747,448	1,773,580	26,132
Cocoa Futures	172	March 2013	4,364,632	4,370,539	5,907
Gasoline RBOB Futures	36	January 2013	3,917,044	4,129,121	212,077
Lean Hogs Futures	101	February 2013	3,511,053	3,511,770	717
Natural Gas Futures	43	January 2013	1,572,716	1,541,120	(31,596)
Platinum Futures	51	April 2013	4,023,313	4,100,400	77,087
Platinum Futures	88	January 2013	7,000,522	7,060,240	59,718
Soybean Futures	21	March 2013	1,783,734	1,504,125	(279,609)
Soybean Meal Futures	35	March 2013	1,600,260	1,496,250	(104,010)
Wheat Futures	61	March 2013	2,838,158	2,785,412	(52,746)
Sold Contracts
Aluminum HG Futures	76	December 2012	3,900,571	3,992,375	(91,804)
Brent Crude Oil Futures	7	January 2013	730,282	771,750	(41,468)
Cattle Feeder Futures	61	January 2013	4,575,394	4,441,563	133,831

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Copper London Metal Exchange Futures	11	December 2012	$2,219,227	$2,195,394	$23,833
Cotton No. 2 Futures	52	March 2013	1,865,108	1,921,660	(56,552)
Gas Oil Futures	2	February 2013	182,796	190,400	(7,604)
Gold 100 OZ Futures	43	February 2013	7,535,213	7,364,610	170,603
Heating Oil Futures	24	January 2013	2,963,937	3,091,032	(127,095)
Silver Futures	11	March 2013	1,879,103	1,830,345	48,758
Sugar 11 Futures	161	February 2013	3,620,780	3,487,389	133,391

					$70,023

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	14,919	USD	18,907	12/14/12	$(498,245)
Barclays Bank PLC Wholesale	USD	960	JPY	75,105	12/14/12	(48,679)
Barclays Bank PLC Wholesale	JPY	951,436	USD	12,225	12/14/12	682,248
Barclays Bank PLC Wholesale	USD	1,262	CHF	1,191	12/14/12	23,526
BNP Paribas SA	GBP	2,562	USD	4,102	12/14/12	(2,440)
BNP Paribas SA	NOK	11,550	USD	2,003	12/14/12	(35,042)
Citibank NA	USD	3,310	AUD	3,192	12/14/12	18,663
Goldman Sachs Capital Markets LP	AUD	11,059	USD	11,370	12/14/12	(162,697)
HSBC Bank USA	USD	3,290	HKD	25,496	12/14/12	(290)
HSBC Bank USA	USD	1,945	JPY	151,902	12/14/12	(102,426)
Royal Bank of Canada	CAD	17,226	USD	17,544	12/14/12	206,147
Standard Chartered Bank	SGD	1,904	USD	1,560	12/14/12	439
State Street Bank & Trust Co.	BRL	9,381	USD	4,584	1/03/13	212,745
State Street Bank & Trust Co.	USD	18,322	CNY	115,355	12/14/12	159,106
State Street Bank & Trust Co.	USD	2,118	IDR	20,453,303	12/14/12	14,489
State Street Bank & Trust Co.	USD	1,989	MYR	6,085	12/14/12	12,182
State Street Bank & Trust Co.	USD	325	MXN	4,272	12/14/12	4,824
State Street Bank & Trust Co.	USD	2,269	SGD	2,770	12/14/12	775
State Street Bank & Trust Co.	USD	463	ZAR	4,054	12/14/12	(7,426)
State Street Bank & Trust Co.	USD	83	SEK	551	12/14/12	(221)
State Street Bank & Trust Co.	THB	73,259	USD	2,380	12/14/12	(5,201)
UBS AG	USD	9,850	CAD	9,667	12/14/12	(120,295)
Westpac Banking Corp.	USD	2,856	AUD	2,769	12/14/12	31,847

						$384,029

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
iShares Silver Trust (h)	654	$42.00	December 2012	$(1,635)
SPDR Gold Shares (h)	469	190.00	December 2012	(704)

(premium received $84,122)				$(2,339)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (h)	170	$1,200.00	March 2013	$(119,850)
SPDR Gold Shares (h)	469	155.00	December 2012	(5,394)

(premium received $768,111)				$(125,244)

INFLATION (CPI) SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,500	3/27/18	2.45%	CPI	#	$(6,830)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,040	3/30/22	2.263%	3 Month LIBOR		$(403,997)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	4,448	0.16%	$1,326	12/17/12	JPMorgan Chase Bank, NA	$22,530

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	521,824	0.17%	$155,525	12/17/12	JPMorgan Chase Bank, NA	$2,642,315
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	11,206	0.16%	3,340	12/17/12	JPMorgan Chase Bank, NA	56,759
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	6,928	0.16%	2,065	12/17/12	JPMorgan Chase Bank, NA	35,091

							$2,756,695

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $448,199 or 0.1% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $5,559,937.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $14,564,050.
(h)	One contract relates to 100 shares.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,717,590 and gross unrealized depreciation of investments was $(14,933,544), resulting in net unrealized appreciation of $18,784,046.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
SEK	-	Swedish Krona

SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

COUNTRY BREAKDOWN*

November 30, 2012 (unaudited)

38.9%	United States
9.5%	United Kingdom
6.0%	Canada
4.1%	Australia
3.2%	Japan
2.9%	Hong Kong
2.8%	Brazil
2.4%	China
2.1%	France
1.5%	Singapore
1.1%	South Africa
1.0%	Russia
0.8%	Italy
6.0%	Other
17.7%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Austria, Belgium, Finland, Germany, Guernsey (Channel Islands), India, Indonesia, Israel, Jersey (Channel Islands), Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Energy	$79,288,949		$49,789,630	$	– 0	–	$129,078,579
Materials	32,641,803		37,823,627		124,010		70,589,440
Equity:Other	19,131,798		34,547,213		– 0	–	53,679,011
Retail	16,581,072		19,692,669		– 0	–	36,273,741
Residential	10,824,841		10,684,598		– 0	–	21,509,439
Office	7,093,330		7,722,411		– 0	–	14,815,741
Industrials	1,888,114		3,490,512		– 0	–	5,378,626
Lodging	2,892,388		1,496,765		– 0	–	4,389,153
Food Beverage & Tobacco	1,548,061		576,176		– 0	–	2,124,237
Inflation-Linked Securities	– 0	–	92,854,621		– 0	–	92,854,621

Investments in Securities:	Level 1		Level 2		Level 3		Total
Options Purchased - Puts	– 0	–	596,700		– 0	–	596,700
Warrants	– 0	–	287,148		– 0	–	287,148
Investment Companies	56,109		40,310		– 0	–	96,419
Rights	7,843		– 0	–	3,548		11,391
Options Purchased - Calls	– 0	–	3,276		– 0	–	3,276
Short-Term Investments:
Investment Companies	39,082,065		– 0	–	– 0	–	39,082,065
U.S.Treasury Bills	– 0	–	53,524,510		– 0	–	53,524,510
Investments of Cash Collateral for Securities Loaned in Affiliated Mondy Market Fund	7,155,932		– 0	–	– 0	–	7,155,932

Total Investments in Securities	218,192,305		313,130,166+		127,558		531,450,029
Other Financial Instruments* :
Assets:
Futures Contracts	892,054		– 0	–	– 0	–	892,054
Forward Currency Exchange Contracts	– 0	–	1,366,991		– 0	–	1,366,991
Total Return Swap Contracts	– 0	–	2,756,695		– 0	–	2,756,695
Liabilities:
Futures Contracts	(822,031)		– 0	–	– 0	–	(822,031)
Forward Currency Exchange Contracts	– 0	–	(982,962)		– 0	–	(982,962)
Call Options Written	– 0	–	(2,339)		– 0	–	(2,339)
Put Options Written	– 0	–	(125,244)		– 0	–	(125,244)
Inflation (CPI) Swap Contracts	– 0	–	– 0	–	(6,830)		(6,830)
Interest Rate Swap Contracts	– 0	–	(403,997)		– 0	–	(403,997)

Total ++	$218,262,328		$315,739,310		$120,728		$534,122,366

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials		Rights			Inflation (CPI) Swap Contracts
Balance as of 8/31/12	$123,918		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	92			3,548			17,825
Purchases	– 0	–		– 0	–		– 0	–
Sales	– 0	–		– 0	–		– 0	–
Transfers in to Level 3 +	– 0	–		– 0	–		(24,655)
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 8/31/12	$124,010			$3,548			$(6,830)

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$92			$3,548			$17,825

	Total
Balance as of 8/31/12	$123,918
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	21,465
Purchases	– 0	–
Sales	– 0	–
Transfers in to Level 3	(24,655)
Transfers out of Level 3	– 0	–

Balance as of 8/31/12	$120,728

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$21,465

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 21.9%
Capital Markets - 3.2%
Credit Suisse Group AG (a)	493,090	$11,682,126
Deutsche Bank AG (REG)	124,680	5,499,560
Macquarie Group Ltd.	428,960	14,684,208

		31,865,894

Commercial Banks - 12.0%
Banco do Brasil SA	1,297,200	13,301,035
Banco Santander Brasil SA/Brazil (ADR) (b)	315,700	2,112,033
Bank of Montreal	126,890	7,622,214
HSBC Holdings PLC	1,376,850	14,060,588
KB Financial Group, Inc.	450,822	14,865,376
Komercni Banka AS	12,440	2,483,154
Lloyds Banking Group PLC (a)	9,141,360	6,826,322
Mitsubishi UFJ Financial Group, Inc.	2,819,800	12,969,388
National Australia Bank Ltd.	518,110	13,152,580
Societe Generale SA (a)	341,524	12,380,361
Sumitomo Mitsui Financial Group, Inc.	339,500	10,989,750
Turkiye Vakiflar Bankasi Tao-Class D	3,376,770	8,182,901

		118,945,702

Diversified Financial Services - 2.2%
ING Groep NV (a)	1,558,220	14,080,046
ORIX Corp.	73,640	7,420,149

		21,500,195

Insurance - 2.8%
Aegon NV	1,356,641	7,801,903
Allianz SE	56,340	7,329,249
Aviva PLC	982,260	5,528,213
Suncorp Group Ltd.	691,600	7,000,127

		27,659,492

Real Estate Investment Trusts (REITs) - 0.7%
Stockland	1,885,742	6,673,990

Real Estate Management & Development - 1.0%
Evergrande Real Estate Group Ltd. (b)	12,501,000	6,238,883
New World Development Co., Ltd.	2,357,836	3,710,006

		9,948,889

		216,594,162

Consumer Discretionary - 14.2%
Auto Components - 3.9%
Cie Generale des Etablissements Michelin-Class B	130,642	12,175,837
GKN PLC	2,077,630	7,398,379
Magna International, Inc. (Toronto)-Class A (b)	173,050	8,074,563
NGK Spark Plug Co., Ltd.	209,000	2,538,266
Valeo SA	189,780	9,009,283

		39,196,328

Company	Shares	U.S. $ Value
Automobiles - 6.5%
Bayerische Motoren Werke AG	67,710	6,013,190
Dongfeng Motor Group Co., Ltd.-Class H	4,526,000	6,358,542
Honda Motor Co., Ltd.	315,900	10,529,366
Kia Motors Corp.	49,140	2,807,975
Mazda Motor Corp. (a)	4,223,000	6,692,443
Nissan Motor Co., Ltd.	1,350,700	13,164,547
Renault SA	125,600	6,291,970
Volkswagen AG (Preference Shares)	57,190	12,397,795

		64,255,828

Distributors - 0.3%
Imperial Holdings Ltd.	162,480	3,443,945

Hotels, Restaurants & Leisure - 0.5%
Melco Crown Entertainment Ltd. (ADR) (a)(b)	342,280	5,223,193

Household Durables - 0.4%
Sony Corp. (b)	377,000	3,673,229

Leisure Equipment & Products - 0.3%
Namco Bandai Holdings, Inc.	197,500	2,772,679

Media - 0.4%
Fairfax Media Ltd. (b)	3,170,950	1,607,167
Informa PLC	418,700	2,823,102

		4,430,269

Specialty Retail - 1.5%
Mr. Price Group Ltd.	449,700	6,722,292
Yamada Denki Co., Ltd. (b)	225,000	7,964,670

		14,686,962

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd. (b)	1,049,000	3,653,763

		141,336,196

Energy - 12.8%
Energy Equipment & Services - 1.3%
Seadrill Ltd.	345,280	13,267,925

Oil, Gas & Consumable Fuels - 11.5%
Banpu PCL	180,050	2,317,359
BP PLC	4,874,310	33,838,884
China Petroleum & Chemical Corp.-Class H	7,802,000	8,253,525
ENI SpA	410,260	9,729,041
Gazprom OAO (Sponsored ADR)	1,467,040	13,056,656
JX Holdings, Inc.	944,200	5,056,663
LUKOIL OAO (London) (Sponsored ADR)	189,720	11,939,079
Petroleo Brasileiro SA (Sponsored ADR)	794,560	13,944,528
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	453,682	15,204,601

		113,340,336

		126,608,261

Company	Shares	U.S. $ Value
Materials - 10.2%
Chemicals - 2.9%
Agrium, Inc. (Toronto)	47,771	4,878,331
Air Water, Inc.	57,000	718,873
Arkema SA	9,284	950,210
DIC Corp.	1,557,000	2,805,807
Koninklijke DSM NV	261,029	15,047,948
OCI Co., Ltd. (b)	33,890	4,727,512

		29,128,681

Construction Materials - 0.2%
China Shanshui Cement Group Ltd.	3,239,000	2,205,905

Metals & Mining - 7.1%
Anglo American PLC	339,820	9,437,839
Dowa Holdings Co., Ltd.	133,000	869,367
Goldcorp, Inc.	129,860	5,060,533
KGHM Polska Miedz SA	184,720	10,481,454
Kinross Gold Corp.	686,250	6,949,892
Rio Tinto PLC	277,990	13,804,025
Vale SA (Sponsored ADR) (Local Preference Shares)	1,365,450	23,335,540

		69,938,650

		101,273,236

Health Care - 8.4%
Biotechnology - 1.0%
Actelion Ltd. (a)	204,670	10,144,573

Pharmaceuticals - 7.4%
AstraZeneca PLC	571,770	27,158,068
GlaxoSmithKline PLC	750,780	16,078,785
Novartis AG	151,350	9,378,756
Roche Holding AG	103,710	20,430,367

		73,045,976

		83,190,549

Information Technology - 8.3%
Computers & Peripherals - 1.3%
Fujitsu Ltd.	2,255,000	8,572,499
Lite-On Technology Corp.	624,406	853,784
Wistron Corp.	3,809,400	4,183,351

		13,609,634

Electronic Equipment, Instruments & Components - 2.9%
AU Optronics Corp. (a)	20,511,790	8,669,094
Hon Hai Precision Industry Co., Ltd.	1,330,000	4,270,522
LG Display Co., Ltd. (a)	495,440	15,822,296

		28,761,912

Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	385,000	2,762,676

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Semiconductor Engineering, Inc.	10,424,579	8,741,606
Samsung Electronics Co., Ltd.	5,390	7,006,309
SK Hynix, Inc. (a)	414,340	9,354,546
Sumco Corp. (a)	367,700	2,586,142
Tokyo Electron Ltd.	129,400	5,796,959

		33,485,562

Company	Shares	U.S. $ Value
Software - 0.4%
Nintendo Co., Ltd.	32,000	3,845,562

		82,465,346

Industrials - 7.4%
Aerospace & Defense - 2.6%
European Aeronautic Defence and Space Co. NV	265,950	8,965,277
Saab AB	206,600	4,021,237
Safran SA	314,619	12,899,291

		25,885,805

Airlines - 0.4%
Cathay Pacific Airways Ltd.	258,000	453,341
Qantas Airways Ltd. (a)	2,522,778	3,492,914

		3,946,255

Building Products - 1.1%
Asahi Glass Co., Ltd.	1,454,000	11,116,594

Commercial Services & Supplies - 0.2%
Downer EDI Ltd. (a)	486,658	1,795,540

Electrical Equipment - 1.3%
Sumitomo Electric Industries Ltd.	1,135,900	12,321,153

Industrial Conglomerates - 0.6%
Jardine Matheson Holdings Ltd.	63,200	3,729,187
Jardine Strategic Holdings Ltd.	64,500	2,193,103

		5,922,290

Machinery - 0.2%
IHI Corp.	1,003,000	2,234,851

Road & Rail - 0.4%
Tokyu Corp.	718,000	3,688,253

Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	326,500	6,214,995

		73,125,736

Consumer Staples - 7.2%
Beverages - 0.7%
Asahi Group Holdings Ltd.	301,500	6,785,270

Food & Staples Retailing - 2.1%
George Weston Ltd.	57,070	3,613,735
Koninklijke Ahold NV	848,300	10,761,536
WM Morrison Supermarkets PLC	1,394,930	6,010,280

		20,385,551

Food Products - 0.3%
Nestle SA	49,420	3,234,916

Tobacco - 4.1%
British American Tobacco PLC	196,200	10,306,571
Imperial Tobacco Group PLC	315,820	12,638,493

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	471,900	14,149,707
KT&G Corp.	45,890	3,631,872

		40,726,643

		71,132,380

Telecommunication Services - 5.5%
Diversified Telecommunication Services - 2.9%
Nippon Telegraph & Telephone Corp.	452,500	20,355,543
Vivendi SA	367,917	7,914,756

		28,270,299

Wireless Telecommunication Services - 2.6%
America Movil SAB de CV Series L (ADR)	289,640	6,832,608
China Mobile Ltd.	328,000	3,736,019
Vodafone Group PLC	5,995,507	15,466,214

		26,034,841

		54,305,140

Utilities - 2.6%
Electric Utilities - 1.0%
EDP-Energias de Portugal SA	2,499,930	6,325,627
Electricite de France SA	185,860	3,411,119

		9,736,746

Multi-Utilities - 1.6%
E.ON SE	457,620	8,252,270
National Grid PLC (b)	684,740	7,739,849

		15,992,119

		25,728,865

Total Common Stocks (cost $967,887,999)		975,759,871

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.15% (c) (cost $1,883,051)	1,883,051	1,883,051

Total Investments Before Security Lending Collateral for Securities Loaned - 98.7% (cost $969,771,050)		977,642,922

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
Investment Companies - 3.6%
AllianceBernstein Exchange Reserves-Class I, 0.13% (c) (cost $35,387,037)	35,387,037	35,387,037

U.S. $ Value
Total Investments - 102.3% (cost $1,005,158,087) (d)	1,013,029,959
Other assets less liabilities - (2.3)% (e)	(23,146,441)

Net Assets - 100.0%	$989,883,518

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	143	December 2012	$4,740,842	$4,796,392	$55,550

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholselale	CHF	27,453	USD	29,067	2/15/13	$(589,370)
Barclays Bank PLC Wholselale	USD	11,016	EUR	8,508	2/15/13	57,294
BNP Paribas SA	NOK	35,178	USD	6,169	2/15/13	(24,318)
Canadian Imperial Bank of Commerce	CAD	13,621	USD	13,706	2/15/13	15,135
Credit Suisse London Branch (GFX)	GBP	17,468	USD	27,978	2/15/13	(3,228)
Credit Suisse London Branch (GFX)	USD	19,705	AUD	19,064	2/15/13	76,912
Credit Suisse London Branch (GFX)	USD	27,475	EUR	21,193	2/15/13	107,536
Deutsche Bank AG London	USD	16,926	NZD	20,865	2/15/13	122,224
Goldman Sachs Capital Markets LP	GBP	11,703	USD	18,767	2/15/13	20,246
JPMorgan Chase Bank NA	CHF	4,305	USD	4,623	2/15/13	(27,222)
Royal Bank of Canada	CAD	19,550	USD	19,594	2/15/13	(56,097)
Royal Bank of Scotland PLC	JPY	9,609,449	USD	119,690	2/15/13	3,035,640
Royal Bank of Scotland PLC	USD	47,464	NOK	273,230	2/15/13	640,879
Royal Bank of Scotland PLC	USD	48,565	SEK	326,157	2/15/13	360,491
Westpac Banking Corp.	USD	7,310	NZD	9,020	2/15/13	59,846

						$3,795,968

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $100,223,351 and gross unrealized depreciation of investments was $(92,351,479), resulting in net unrealized appreciation of $7,871,872.
(e)	An amount of U.S. $359,122 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

November 30, 2012 (unaudited)

20.9%	United Kingdom
19.3%	Japan
7.6%	France
6.0%	South Korea
5.6%	Switzerland
5.4%	Brazil
5.0%	Australia
4.9%	Netherlands
4.0%	Germany
3.7%	Canada
2.7%	China
2.7%	Taiwan
2.6%	Russia
1.9%	Hong Kong
7.5%	Other
0.2%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Czech Republic, Italy, Mexico, Norway, Poland, Portugal, South Africa, Sweden, Thailand and Turkey.

AllianceBernstein Pooling Portfolios

International Value Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$23,035,282		$193,558,880		$	– 0	–	$216,594,162
Consumer Discretionary	13,297,756		128,038,440			– 0	–	141,336,196
Energy	38,940,263		87,667,998			– 0	–	126,608,261
Materials	40,224,296		61,048,940			– 0	–	101,273,236
Health Care	– 0	–	83,190,549			– 0	–	83,190,549
Information Technology	– 0	–	82,465,346			– 0	–	82,465,346
Industrials	4,021,237		69,104,499			– 0	–	73,125,736
Consumer Staples	7,245,607		63,886,773			– 0	–	71,132,380
Telecommunication Services	6,832,608		47,472,532			– 0	–	54,305,140
Utilities	– 0	–	25,728,865			– 0	–	25,728,865
Short-Term Investments	1,883,051		– 0	–		– 0	–	1,883,051
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	35,387,037		– 0	–		– 0	–	35,387,037

Total Investments in Securities	170,867,137		842,162,822+			– 0	–	1,013,029,959
Other Financial Instruments* :
Assets:
Futures Contracts	55,550		– 0	–		– 0	–	55,550
Forward Currency Exchange Contracts	– 0	–	4,496,203			– 0	–	4,496,203
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(700,235)			– 0	–	(700,235)

Total++	$170,922,687		$845,958,790			$–0	–	$1,016,881,477

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 27.3%
Capital Markets - 3.4%
UBS AG (a)	2,141,843	$33,587,408

Commercial Banks - 5.4%
HDFC Bank Ltd.	630,130	8,128,210
HSBC Holdings PLC	2,353,880	24,038,157
Itau Unibanco Holding SA (ADR)	576,180	8,729,127
Sberbank of Russia (Sponsored ADR)	1,068,140	12,604,052

		53,499,546

Consumer Finance - 1.8%
Muthoot Finance Ltd.	508,417	1,902,759
Shriram Transport Finance Co., Ltd.	1,257,880	15,509,039

		17,411,798

Diversified Financial Services - 1.3%
IG Group Holdings PLC	1,869,880	12,692,578

Insurance - 9.7%
Admiral Group PLC	1,211,691	21,732,182
AIA Group Ltd.	7,345,600	28,708,966
Lancashire Holdings Ltd.	1,462,852	18,668,112
Prudential PLC	1,832,650	26,641,052

		95,750,312

Real Estate Management & Development - 4.0%
Global Logistic Properties Ltd.	4,440,000	10,214,845
Hang Lung Properties Ltd.	6,838,000	25,003,244
Mitsubishi Estate Co., Ltd.	239,000	4,626,102

		39,844,191

Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp.	1,066,230	16,404,904

		269,190,737

Consumer Discretionary - 19.3%
Automobiles - 0.8%
Toyota Motor Corp.	170,400	7,336,930

Distributors - 2.6%
Li & Fung Ltd.	15,778,000	25,968,314

Diversified Consumer Services - 1.9%
Anhanguera Educacional Participacoes SA	613,700	9,268,110
Estacio Participacoes SA	540,200	9,897,431

		19,165,541

Hotels, Restaurants & Leisure - 5.2%
Ajisen China Holdings Ltd. (b)	8,657,800	7,551,702
Sands China Ltd.	6,761,200	28,823,391
Sodexo	188,826	15,259,895

		51,634,988

Household Durables - 0.9%
MRV Engenharia e Participacoes SA	1,667,400	8,825,484

Company	Shares	U.S. $ Value
Multiline Retail - 1.4%
Don Quijote Co., Ltd.	60,100	2,342,610
Golden Eagle Retail Group Ltd. (b)	4,656,000	10,977,821

		13,320,431

Specialty Retail - 4.6%
Belle International Holdings Ltd.	8,321,000	17,472,235
Indomobil Sukses Internasional TBK PT	3,242,000	1,773,201
L’Occitane International SA	2,223,250	6,818,889
Nitori Holdings Co., Ltd.	101,400	7,548,125
Yamada Denki Co., Ltd. (b)	326,480	11,556,914

		45,169,364

Textiles, Apparel & Luxury Goods - 1.9%
Burberry Group PLC	156,470	3,228,933
Cie Financiere Richemont SA	159,830	12,336,276
LVMH Moet Hennessy Louis Vuitton SA	15,480	2,718,132
Samsonite International SA	372,800	801,137
Trinity Ltd. (b)	134,000	92,506

		19,176,984

		190,598,036

Industrials - 18.5%
Air Freight & Logistics - 1.2%
Kuehne & Nagel International AG	102,302	12,326,412

Commercial Services & Supplies - 1.9%
Aggreko PLC	141,540	5,063,151
Edenred	161,821	4,933,910
Serco Group PLC	944,650	8,284,021

		18,281,082

Construction & Engineering - 1.3%
Larsen & Toubro Ltd.	350,158	10,704,971
Samsung Engineering Co., Ltd.	14,500	2,172,234

		12,877,205

Industrial Conglomerates - 1.0%
Keppel Corp., Ltd.	1,149,000	10,074,445

Machinery - 1.5%
FANUC Corp.	59,900	10,141,904
Komatsu Ltd.	221,300	4,989,716

		15,131,620

Professional Services - 11.0%
Bureau Veritas SA	197,260	21,896,675
Capita PLC	3,068,547	37,502,790
Hays PLC	112,688	140,609
Intertek Group PLC	776,819	38,472,208
Qualicorp SA (a)	257,000	2,495,671
SGS SA	3,439	7,720,382

		108,228,335

Company	Shares	U.S. $ Value
Road & Rail - 0.6%
Globaltrans Investment PLC (Sponsored GDR) (c)	402,760	6,170,283

		183,089,382

Consumer Staples - 15.0%
Beverages - 0.8%
Anheuser-Busch InBev NV	87,950	7,723,100

Food & Staples Retailing - 4.6%
Jeronimo Martins SGPS SA	894,470	16,674,875
Magnit OJSC (Sponsored GDR) (c)	176,810	6,248,661
Olam International Ltd. (b)	17,460,370	22,505,052

		45,428,588

Food Products - 1.0%
Unilever PLC	266,613	10,229,996

Household Products - 1.5%
Henkel AG & Co. KGaA	66,510	4,505,338
Reckitt Benckiser Group PLC	165,293	10,396,869

		14,902,207

Tobacco - 7.1%
British American Tobacco PLC	833,164	43,766,892
Japan Tobacco, Inc.	537,200	16,107,697
KT&G Corp.	128,789	10,192,748

		70,067,337

		148,351,228

Information Technology - 9.2%
Internet Software & Services - 3.3%
Baidu, Inc. (Sponsored ADR) (a)	211,903	20,408,378
MercadoLibre, Inc. (b)	28,920	2,080,794
Telecity Group PLC	699,809	9,616,952

		32,106,124

IT Services - 1.5%
Tata Consultancy Services Ltd.	629,678	15,266,320

Office Electronics - 0.5%
Canon, Inc.	151,300	5,352,754

Semiconductors & Semiconductor Equipment - 3.9%
Samsung Electronics Co., Ltd. (Preference Shares)	50,487	38,483,794

		91,208,992

Energy - 6.1%
Energy Equipment & Services - 3.2%
AMEC PLC	585,361	9,792,511
Saipem SpA	101,460	4,521,321
Technip SA	149,390	17,368,357

		31,682,189

Oil, Gas & Consumable Fuels - 2.9%
Afren PLC (a)	1,974,044	4,315,371

Company	Shares	U.S. $ Value
NovaTek OAO (Sponsored GDR) (c)	86,620	9,511,405
Total SA	295,430	14,805,652

		28,632,428

		60,314,617

Health Care - 1.6%
Health Care Providers & Services - 0.2%
Odontoprev SA	490,900	2,481,149

Life Sciences Tools & Services - 0.6%
Eurofins Scientific	35,756	5,505,228

Pharmaceuticals - 0.8%
Lupin Ltd.	248,500	2,699,186
Sun Pharmaceutical Industries Ltd.	382,140	4,987,070

		7,686,256

		15,672,633

Materials - 1.2%
Chemicals - 1.2%
Filtrona PLC	1,242,017	11,678,210

Utilities - 1.0%
Independent Power Producers & Energy Traders - 1.0%
APR Energy PLC (b)	950,101	10,273,812

Total Common Stocks (cost $923,131,031)		980,377,647

WARRANTS - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a) (cost $1,471,157)	927,420	1,485,727

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Indices - 0.0%
STOXX Europe Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 230.00 (a)(d) (cost $7,385,295)	350,000	20,347

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.15% (e) (cost $4,089,919)	4,089,919	4,089,919

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $936,077,402)		985,973,640

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.5%
Investment Companies - 5.5%
AllianceBernstein Exchange Reserves-Class I, 0.13% (e) (cost $54,671,196)	54,671,196	54,671,196

Total Investments - 105.3% (cost $990,748,598) (f)		1,040,644,836
Other assets less liabilities - (5.3)%		(52,519,867)

Net Assets - 100.0%		$988,124,969

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	3,345,920	USD	41,723	12/14/12	$1,129,218
Barclays Bank PLC Wholesale	USD	15,147	JPY	1,201,227	12/14/12	(572,934)
Barclays Bank PLC Wholesale	USD	6,412	NOK	36,863	3/15/13	71,404
Canadian Imperial Bank of Commerce	USD	37,113	CAD	36,377	12/14/12	(501,024)
Deutsche Bank AG London	EUR	11,203	USD	14,506	12/14/12	(65,388)
Deutsche Bank AG London	NOK	42,116	USD	7,356	12/14/12	(75,944)
Goldman Sachs Capital Markets LP	JPY	4,962,922	USD	60,149	12/14/12	(62,899)
Goldman Sachs Capital Markets LP	HKD	59,758	USD	7,711	3/15/13	(854)
Goldman Sachs Capital Markets LP	JPY	362,840	USD	4,402	3/15/13	(3,787)
HSBC BankUSA	GBP	68,496	USD	109,296	12/14/12	(443,263)
HSBC BankUSA	HKD	758,294	USD	97,794	12/14/12	(49,297)
HSBC BankUSA	USD	12,253	CHF	11,576	12/14/12	240,098
HSBC BankUSA	USD	7,285	NOK	42,116	12/14/12	147,014
JPMorgan Chase Bank, NA	GBP	4,690	USD	7,394	12/14/12	(120,221)
Royal Bank of Canada	USD	29,927	CAD	29,303	12/14/12	(433,973)
Royal Bank of Canada	USD	18,699	GBP	11,649	12/14/12	(35,746)
Royal Bank of Canada	USD	4,940	CAD	4,925	3/15/13	7,157
Royal Bank of Scotland PLC	CHF	4,018	USD	4,262	12/14/12	(74,540)
Royal Bank of Scotland PLC	EUR	17,000	USD	21,780	12/14/12	(331,801)
Royal Bank of Scotland PLC	USD	21,642	AUD	20,822	12/14/12	71,247
Standard Chartered Bank	USD	38,976	HKD	302,101	12/14/12	4,510
Standard Chartered Bank	USD	12,208	SGD	15,074	12/14/12	141,196
State Street Bank & Trust Co.	INR	434,048	USD	7,708	12/14/12	(256,492)
State Street Bank & Trust Co.	USD	8,098	INR	434,048	12/14/12	(133,232)
State Street Bank & Trust Co.	USD	3,403	SGD	4,159	12/14/12	3,839
UBS AG	CHF	7,558	USD	8,099	12/14/12	(58,363)
UBS AG	EUR	7,084	USD	9,154	12/14/12	(60,538)
UBS AG	USD	6,534	EUR	5,102	12/14/12	101,783

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	90,933	JPY	7,107,615	12/14/12	$(4,701,739)

						$(6,064,569)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
STOXX Europe Mid 200 Index (d) (premium received $2,625,105)	350,000	EUR	190.00	December 2012	$(2,185)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $21,930,349 or 2.2% of net assets.
(d)	One contract relates to 1 share.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,233,549 and gross unrealized depreciation of investments was $(67,337,311), resulting in net unrealized appreciation of $49,896,238.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

Country Breakdown *

November 30, 2012 (unaudited)

31.1%	United Kingdom
12.9%	Hong Kong
8.4%	France
7.7%	India
7.1%	Japan
6.7%	Switzerland
5.1%	South Korea
4.3%	Singapore
4.2%	Brazil
3.9%	China
2.9%	Russia
1.7%	Portugal
0.8%	Belgium
0.7%	Luxembourg
2.1%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Cyprus, Germany, Indonesia, Italy and Sri Lanka.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$21,333,179		$247,857,558		$	– 0	–	$269,190,737
Consumer Discretionary	27,991,025		162,607,011			– 0	–	190,598,036
Industrials	8,665,954		174,423,428			– 0	–	183,089,382
Consumer Staples	10,192,748		138,158,480			– 0	–	148,351,228
Information Technology	22,489,172		68,719,820			– 0	–	91,208,992
Energy	2,689,405		57,625,212			– 0	–	60,314,617
Health Care	2,481,149		13,191,484			– 0	–	15,672,633
Materials	– 0	–	11,678,210			– 0	–	11,678,210
Utilities	– 0	–	10,273,812			– 0	–	10,273,812
Warrants	– 0	–	– 0	–		1,485,727		1,485,727
Options Purchased - Puts	– 0	–	– 0	–		20,347		20,347
Short-Term Investments	4,089,919		– 0	–		– 0	–	4,089,919
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	54,671,196		– 0	–		– 0	–	54,671,196

Total Investments in Securities	154,603,747		884,535,015+			1,506,074		1,040,644,836
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,917,466			– 0	–	1,917,466
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(7,982,035)			– 0	–	(7,982,035)
Put Options Written	– 0	–	– 0	–		(2,185)		(2,185)

Total (a)	$154,603,747		$878,470,446			$1,503,889		$1,034,578,082

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $12,239,160 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Options Purchased - Puts			Put Options Written
Balance as of 8/31/12	$1,379,326		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	99,519			(1,432,412)			173,907
Purchases	6,882			– 0	–		– 0	–
Sales	– 0	–		– 0	–		– 0	–
Transfers in to Level 3 +	– 0	–		1,452,759			(176,092)
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 11/30/12	$1,485,727			$20,347			$(2,185)

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$99,519			$(1,432,412)			$173,907

	Total
Balance as of 8/31/12	$1,379,326
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(1,158,986)
Purchases	6,882
Sales	– 0	–
Transfers in to Level 3	1,276,667
Transfers out of Level 3	– 0	–

Balance as of 11/30/12	$1,503,889

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$(1,158,986)

+	There were de minimis transfers under 1% of Net Assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Financials - 28.2%
Capital Markets - 1.3%
Legg Mason, Inc.	159,380	$4,068,971

Commercial Banks - 9.9%
Associated Banc-Corp	269,430	3,462,176
CapitalSource, Inc.	517,720	4,167,646
Comerica, Inc.	130,950	3,874,811
First Niagara Financial Group, Inc.	486,128	3,665,405
Huntington Bancshares, Inc./OH	714,970	4,397,065
Popular, Inc. (a)	138,437	2,736,899
Susquehanna Bancshares, Inc.	311,343	3,200,606
Webster Financial Corp.	88,190	1,836,116
Zions Bancorporation	235,770	4,731,904

		32,072,628

Insurance - 8.8%
Aspen Insurance Holdings Ltd.	147,730	4,623,949
Fidelity National Financial, Inc.-Class A	215,770	5,223,792
Platinum Underwriters Holdings Ltd.	93,220	4,150,154
Reinsurance Group of America, Inc.-Class A	66,280	3,393,536
Torchmark Corp.	77,970	4,053,660
Unum Group	155,720	3,175,131
Validus Holdings Ltd.	111,910	3,968,329

		28,588,551

Real Estate Investment Trusts (REITs) - 8.0%
BioMed Realty Trust, Inc.	210,670	4,059,611
Camden Property Trust	36,930	2,426,301
DiamondRock Hospitality Co.	257,130	2,247,316
EPR Properties	86,160	3,907,356
Glimcher Realty Trust	337,220	3,614,998
Mid-America Apartment Communities, Inc.	37,460	2,334,507
Plum Creek Timber Co., Inc.	77,130	3,305,021
RLJ Lodging Trust	206,750	3,843,483

		25,738,593

Thrifts & Mortgage Finance - 0.2%
Washington Federal, Inc.	44,917	721,816

		91,190,559

Consumer Discretionary - 17.9%
Auto Components - 3.7%
Dana Holding Corp.	228,240	3,236,443
Lear Corp.	119,250	5,207,647
TRW Automotive Holdings Corp. (a)	71,890	3,640,510

		12,084,600

Hotels, Restaurants & Leisure - 2.5%
MGM Resorts International (a)	378,272	3,839,461
Royal Caribbean Cruises Ltd.	119,270	4,204,267

		8,043,728

Household Durables - 4.4%
Meritage Homes Corp. (a)	107,400	3,761,148
Newell Rubbermaid, Inc.	132,290	2,885,245

Company	Shares	U.S. $ Value
NVR, Inc. (a)	4,240	3,815,321
PulteGroup, Inc. (a)	222,080	3,733,165

		14,194,879

Media - 1.2%
Gannett Co., Inc.	219,610	3,931,019

Specialty Retail - 5.1%
ANN, Inc. (a)	100,275	3,364,226
Childrens Place Retail Stores, Inc. (The) (a)	55,310	2,688,619
GameStop Corp.-Class A (b)	101,720	2,670,150
Men’s Wearhouse, Inc. (The)	142,910	4,636,001
Office Depot, Inc. (a)	914,480	3,072,653

		16,431,649

Textiles, Apparel & Luxury Goods - 1.0%
Jones Group, Inc. (The)	280,030	3,293,153

		57,979,028

Information Technology - 16.4%
Communications Equipment - 0.9%
Harris Corp.	58,800	2,771,244

Electronic Equipment, Instruments & Components - 8.7%
Anixter International, Inc.	51,850	3,166,998
Arrow Electronics, Inc. (a)	107,690	4,012,529
AU Optronics Corp. (Sponsored ADR) (a)	636,584	2,622,726
Avnet, Inc. (a)	114,220	3,345,504
Flextronics International Ltd. (a)	414,710	2,401,171
Ingram Micro, Inc.-Class A (a)	150,680	2,441,016
Insight Enterprises, Inc. (a)	202,743	3,434,466
TTM Technologies, Inc. (a)	328,228	2,960,617
Vishay Intertechnology, Inc. (a)	370,250	3,591,425

		27,976,452

IT Services - 2.2%
Amdocs Ltd.	123,360	4,127,626
Convergys Corp.	200,320	3,126,995

		7,254,621

Semiconductors & Semiconductor Equipment - 4.6%
Amkor Technology, Inc. (a)(b)	385,000	1,636,250
Entegris, Inc. (a)	412,710	3,697,882
Lam Research Corp. (a)	109,020	3,828,782
Micron Technology, Inc. (a)	516,230	3,087,055
MKS Instruments, Inc.	107,984	2,618,612

		14,868,581

		52,870,898

Industrials - 14.5%
Building Products - 1.4%
Fortune Brands Home & Security, Inc. (a)	155,193	4,654,238

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.3%
Avery Dennison Corp.	94,150	3,149,318
Steelcase, Inc.	91,130	1,060,753

		4,210,071

Construction & Engineering - 0.6%
Tutor Perini Corp. (a)	161,510	2,077,019

Electrical Equipment - 2.4%
EnerSys, Inc. (a)	101,030	3,519,885
General Cable Corp. (a)	142,080	4,079,117

		7,599,002

Machinery - 4.2%
Kennametal, Inc.	91,240	3,478,069
Sauer-Danfoss, Inc.	47,200	2,479,416
Terex Corp. (a)	131,280	3,175,663
Timken Co.	99,150	4,466,707

		13,599,855

Road & Rail - 3.5%
Avis Budget Group, Inc. (a)	179,290	3,395,753
Con-way, Inc.	139,670	3,923,330
Hertz Global Holdings, Inc. (a)	243,540	3,808,965

		11,128,048

Trading Companies & Distributors - 1.1%
Aircastle Ltd.	304,350	3,460,460

		46,728,693

Energy - 6.6%
Energy Equipment & Services - 2.9%
Bristow Group, Inc.	84,110	4,382,131
Helmerich & Payne, Inc.	94,330	4,924,026

		9,306,157

Oil, Gas & Consumable Fuels - 3.7%
Cimarex Energy Co.	63,540	3,820,025
Plains Exploration & Production Co. (a)	82,090	2,930,613
Stone Energy Corp. (a)	106,910	2,216,244
Teekay Corp.	95,630	3,081,199

		12,048,081

		21,354,238

Utilities - 6.0%
Electric Utilities - 3.5%
Great Plains Energy, Inc.	177,160	3,587,490
NV Energy, Inc.	218,600	4,006,938
PNM Resources, Inc.	179,340	3,789,454

		11,383,882

Gas Utilities - 2.5%
Atmos Energy Corp.	120,980	4,235,510

Company	Shares	U.S. $ Value
UGI Corp.	113,050	3,755,521

		7,991,031

		19,374,913

Materials - 4.0%
Chemicals - 0.7%
Chemtura Corp. (a)	109,100	2,216,912
Ferro Corp. (a)	22,402	64,294

		2,281,206

Metals & Mining - 3.3%
Commercial Metals Co.	262,740	3,560,127
Reliance Steel & Aluminum Co.	63,990	3,609,036
Steel Dynamics, Inc.	278,740	3,601,321

		10,770,484

		13,051,690

Consumer Staples - 3.8%
Beverages - 1.2%
Constellation Brands, Inc.-Class A (a)	110,404	3,961,295

Food Products - 2.6%
Dole Food Co., Inc. (a)	288,930	3,316,917
Tyson Foods, Inc.-Class A	254,360	4,876,081

		8,192,998

		12,154,293

Health Care - 2.4%
Health Care Providers & Services - 2.4%
Health Net, Inc. (a)	112,040	2,638,542
LifePoint Hospitals, Inc. (a)	77,638	2,793,415
Universal Health Services, Inc.-Class B	50,400	2,271,528

		7,703,485

Total Common Stocks (cost $292,554,776)		322,407,797

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (c) (cost $1,478,450)	1,478,450	1,478,450

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $294,033,226)		323,886,247

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AllianceBernstein Exchange Reserves-Class I, 0.13% (c) (cost $4,220,283)	4,220,283	4,220,283

Total Investments - 101.5% (cost $298,253,509) (d)		328,106,530
Other assets less liabilities - (1.5)%		(4,956,807)

Net Assets - 100.0%		$323,149,723

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $41,956,344 and gross unrealized depreciation of investments was $(12,103,322), resulting in net unrealized appreciation of $29,853,022.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$322,407,797		$	– 0	–	$	– 0	–	$322,407,797
Short-Term Investments	1,478,450			– 0	–		– 0	–	1,478,450
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,220,283			– 0	–		– 0	–	4,220,283

Total Investments in Securities	328,106,530			– 0	–		– 0	–	328,106,530
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$328,106,530		$	– 0	–	$	– 0	–	$328,106,530

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Industrials - 26.2%
Aerospace & Defense - 3.0%
Hexcel Corp. (a)	206,089	$5,327,401
TransDigm Group, Inc.	32,260	4,388,005

		9,715,406

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	83,380	3,120,080

Building Products - 0.6%
Simpson Manufacturing Co., Inc.	60,681	1,984,875

Electrical Equipment - 1.4%
AMETEK, Inc.	121,681	4,542,352

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	60,920	3,452,336

Machinery - 10.4%
Actuant Corp.-Class A	131,752	3,790,505
Chart Industries, Inc. (a)	52,100	3,151,008
IDEX Corp.	106,805	4,800,885
Joy Global, Inc.	81,100	4,621,889
Lincoln Electric Holdings, Inc.	98,610	4,684,961
Middleby Corp. (a)	37,140	4,731,265
Robbins & Myers, Inc.	39,528	2,347,963
Valmont Industries, Inc.	36,971	5,163,370

		33,291,846

Marine - 1.7%
Kirby Corp. (a)	95,188	5,509,481

Professional Services - 2.7%
Advisory Board Co. (The) (a)	82,321	3,725,025
Robert Half International, Inc.	173,240	4,895,763

		8,620,788

Road & Rail - 1.5%
Genesee & Wyoming, Inc.-Class A (a)	67,355	4,913,547

Trading Companies & Distributors - 2.8%
MSC Industrial Direct Co., Inc.-Class A	47,660	3,462,975
United Rentals, Inc. (a)	127,860	5,310,026

		8,773,001

		83,923,712

Consumer Discretionary - 23.4%
Distributors - 1.8%
LKQ Corp. (a)	259,138	5,680,305

Diversified Consumer Services - 1.0%
K12, Inc. (a)(b)	197,310	3,419,382

Hotels, Restaurants & Leisure - 3.9%
Orient-Express Hotels Ltd.-Class A (a)	358,790	4,423,881
Panera Bread Co.-Class A (a)	35,910	5,763,555
Wyndham Worldwide Corp.	48,770	2,394,119

		12,581,555

Company	Shares	U.S. $ Value
Media - 2.1%
National CineMedia, Inc.	265,680	3,799,224
Pandora Media, Inc. (a)(b)	328,780	2,866,961

		6,666,185

Specialty Retail - 12.4%
CarMax, Inc. (a)	127,697	4,630,293
Dick’s Sporting Goods, Inc.	109,970	5,774,525
Five Below, Inc. (a)	56,806	2,110,343
Francesca’s Holdings Corp. (a)(b)	160,212	4,170,318
Lumber Liquidators Holdings, Inc. (a)	78,690	4,224,079
Select Comfort Corp. (a)	174,986	4,686,125
Tractor Supply Co.	41,745	3,741,187
Ulta Salon Cosmetics & Fragrance, Inc.	59,120	5,928,554
Vitamin Shoppe, Inc. (a)	78,476	4,650,488

		39,915,912

Textiles, Apparel & Luxury Goods - 2.2%
PVH Corp.	28,250	3,237,168
Tumi Holdings, Inc. (a)(b)	165,837	3,726,357

		6,963,525

		75,226,864

Information Technology - 18.3%
Communications Equipment - 1.8%
Ciena Corp. (a)	181,330	2,698,190
Riverbed Technology, Inc. (a)	113,260	2,027,354
Ruckus Wireless, Inc. (a)(b)	70,369	931,686

		5,657,230

Internet Software & Services - 2.3%
Bazaarvoice, Inc. (a)(b)	207,173	2,026,152
CoStar Group, Inc. (a)	63,127	5,483,211

		7,509,363

Semiconductors & Semiconductor Equipment - 4.4%
Cirrus Logic, Inc. (a)	22,840	715,349
Fairchild Semiconductor International, Inc. (a)	238,926	3,187,273
Mellanox Technologies Ltd. (a)(b)	23,060	1,680,613
Skyworks Solutions, Inc. (a)	105,460	2,388,669
Teradyne, Inc. (a)	198,440	3,103,602
Veeco Instruments, Inc. (a)(b)	108,394	3,084,893

		14,160,399

Software - 9.8%
ANSYS, Inc. (a)	48,430	3,212,362
Aspen Technology, Inc. (a)	177,306	4,608,183
Cadence Design Systems, Inc. (a)	474,935	6,045,922

Company	Shares	U.S. $ Value
Fortinet, Inc. (a)	157,910	3,155,042
MICROS Systems, Inc. (a)	90,608	3,937,824
ServiceNow, Inc. (a)(b)	73,823	2,408,844
SolarWinds, Inc. (a)	81,289	4,554,623
TIBCO Software, Inc. (a)	62,780	1,572,639
Workday, Inc. (a)(b)	37,661	1,886,816

		31,382,255

		58,709,247

Health Care - 14.9%
Biotechnology - 3.6%
Ariad Pharmaceuticals, Inc. (a)	94,839	2,120,600
BioMarin Pharmaceutical, Inc. (a)	57,840	2,811,024
Cubist Pharmaceuticals, Inc. (a)	50,805	2,063,191
Onyx Pharmaceuticals, Inc. (a)	58,740	4,433,108

		11,427,923

Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (a)	19,040	521,506
HeartWare International, Inc. (a)(b)	38,730	3,187,866
Sirona Dental Systems, Inc. (a)	60,256	3,772,628
Volcano Corp. (a)	103,188	2,812,905

		10,294,905

Health Care Providers & Services - 5.8%
AMERIGROUP Corp. (a)	48,496	4,452,903
Catamaran Corp. (a)	113,588	5,530,600
HMS Holdings Corp. (a)	80,715	1,870,166
Mednax, Inc. (a)	54,177	4,279,983
WellCare Health Plans, Inc. (a)	53,870	2,600,305

		18,733,957

Life Sciences Tools & Services - 0.3%
ICON PLC (Sponsored ADR) (a)	29,547	815,202

Pharmaceuticals - 2.0%
Akorn, Inc. (a)	209,695	2,828,785
Impax Laboratories, Inc. (a)	63,170	1,284,878
Jazz Pharmaceuticals PLC (a)	43,860	2,363,177

		6,476,840

		47,748,827

Financials - 8.5%
Capital Markets - 4.0%
Affiliated Managers Group, Inc. (a)	40,810	5,259,185
Lazard Ltd.-Class A	121,550	3,579,647
Stifel Financial Corp. (a)	136,511	4,152,665

		12,991,497

Company	Shares	U.S. $ Value
Commercial Banks - 3.8%
Iberiabank Corp.	82,462	4,020,022
Signature Bank/New York NY (a)	68,070	4,775,791
SVB Financial Group (a)	58,790	3,246,384

		12,042,197

Real Estate Management & Development - 0.7%
Realogy Holdings Corp. (a)	63,932	2,410,876

		27,444,570

Energy - 5.8%
Energy Equipment & Services - 3.1%
FMC Technologies, Inc. (a)	65,330	2,669,384
Oceaneering International, Inc.	68,310	3,598,571
Oil States International, Inc. (a)	52,679	3,725,459

		9,993,414

Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	70,410	3,316,311
Concho Resources, Inc. (a)	32,503	2,608,691
SM Energy Co.	53,373	2,652,104

		8,577,106

		18,570,520

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
tw telecom, Inc. (a)	164,687	4,230,809

Consumer Staples - 0.4%
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	32,650	1,197,275

Total Common Stocks (cost $247,145,461)		317,051,824

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.15% (c) (cost $3,485,850)	3,485,850	3,485,850

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $250,631,311)		320,537,674

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.8%
Investment Companies - 7.8%
AllianceBernstein Exchange Reserves-Class I, 0.13% (c) (cost $25,119,461)	25,119,461	25,119,461

U.S. $ Value
Total Investments - 107.7% (cost $275,750,772) (d)	345,657,135
Other assets less liabilities - (7.7)%	(24,816,737)

Net Assets - 100.0%	$320,840,398

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,349,530 and gross unrealized depreciation of investments was $(8,443,167), resulting in net unrealized appreciation of $69,906,363.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$317,051,824		$	– 0	–	$	– 0	–	$317,051,824
Short-Term Investments	3,485,850			– 0	–		– 0	–	3,485,850
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	25,119,461			– 0	–		– 0	–	25,119,461

Total Investments in Securities	345,657,135			– 0	–		– 0	–	345,657,135
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$345,657,135		$	– 0	–	$	– 0	–	$345,657,135

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 32.3%
Agency ARMs - 14.1%
Federal Home Loan Mortgage Corp.
2.024%, 8/01/42 (a)	U.S.$	9,422	$9,771,015
2.488%, 7/01/42 (a)		12,178	12,776,518
3.033%, 6/01/37 (a)		9,140	9,851,938
Series 2005
2.899%, 5/01/35 (a)		3,034	3,247,181
Federal National Mortgage Association
2.129%, 8/01/42 (a)		7,790	8,079,187
2.247%, 8/01/42 (a)		6,380	6,631,384
2.388%, 6/01/42 (a)		5,742	5,993,007
2.397%, 1/01/36 (a)		1,595	1,702,461
2.45%, 5/01/42 (a)		9,807	10,242,437
2.497%, 6/01/42 (b)		9,575	10,027,459
2.656%, 8/01/42 (a)		12,089	12,680,892
2.666%, 8/01/42 (a)		12,148	12,744,479
2.726%, 6/01/42 (a)		14,137	14,836,106
Series 2003
2.779%, 12/01/33 (a)		777	832,128
Series 2005
2.317%, 2/01/35 (b)		3,905	4,181,383
3.084%, 10/01/35 (a)		2,482	2,660,323
Series 2006
3.092%, 7/01/36 (a)		1,910	2,047,051
Series 2007
2.156%, 1/01/37 (b)		1,006	1,060,745
Series 2009
2.769%, 7/01/38 (a)		1,763	1,893,621

			131,259,315

Agency Fixed Rate 15-Year - 13.8%
Federal Home Loan Mortgage Corp. Gold
3.50%, 7/01/27		8,553	9,106,494
4.50%, 6/01/25		7,327	7,808,486
5.00%, 7/01/25		3,293	3,546,033
Series 2011
3.50%, 6/01/26		9,568	10,076,458
Federal National Mortgage Association
3.00%, TBA		27,480	28,977,446
3.50%, 3/01/26-1/01/27		46,490	49,452,797
Series 1998
6.00%, 10/01/13-12/01/13		2	2,260
Series 2001
6.00%, 11/01/16		49	51,947
Series 2002
6.00%, 12/01/17		47	50,797
Series 2005
6.00%, 6/01/17-6/01/20		85	89,900
Series 2006
6.00%, 5/01/21-1/01/22		1,739	1,910,342
Series 2007
6.00%, 2/01/22		429	473,923
Series 2012
3.00%, 3/01/27-8/01/27		16,709	17,724,389

			129,271,272

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 30-Year - 4.4%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 7/01/37-9/01/37	1,120	1,219,856
Series 2009
5.50%, 10/01/39	4,509	4,872,109
Federal National Mortgage Association
4.50%, 8/01/39-4/01/41	7,870	8,726,519
5.50%, TBA	8,409	9,139,532
6.00%, 2/01/37-10/01/38	13,785	15,148,842
Series 2010
6.00%, 4/01/40	1,848	2,029,577

		41,136,435

Total Mortgage Pass-Throughs (cost $299,628,559)		301,667,022

GOVERNMENTS - TREASURIES - 31.3%
United States - 31.3%
U.S. Treasury Notes
0.25%, 2/28/14-10/31/14	180,765	180,778,199
0.625%, 4/30/13	33,270	33,336,274
0.75%, 10/31/17	5,715	5,755,628
0.875%, 4/30/17	5,890	5,979,728
1.00%, 8/31/16-10/31/16	25,764	26,312,934
2.875%, 1/31/13	40,185	40,365,511

Total Governments - Treasuries (cost $291,858,468)		292,528,274

ASSET-BACKED SECURITIES - 14.4%
Autos - Fixed Rate - 6.0%
Ally Auto Receivables Trust
Series 2010-1, Class B
3.29%, 3/15/15 (c)	5,740	5,909,835
Series 2012-A, Class C
2.40%, 11/15/17 (c)	2,415	2,481,940
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16	3,560	3,588,989
Avis Budget Rental Car Funding AESOP
LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)	1,730	1,773,693
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (c)	3,034	3,050,494
Series 2012-1, Class A4
1.03%, 12/15/16	1,650	1,668,282
Series 2012-1, Class C
2.09%, 7/17/17	2,960	3,006,812

	Principal Amount (000)	U.S. $ Value
CarMax Auto Owner Trust
Series 2012-3, Class A2
0.43%, 9/15/15	1,870	1,869,953
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	2,626	2,627,459
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16	5,265	5,267,686
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (c)	100	99,538
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (c)	1,713	1,714,400
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16	7,560	7,600,128
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)	2,873	2,876,166
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14	2,090	2,096,144
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14	1,635	1,638,018
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A2
0.92%, 2/20/14 (c)	1,401	1,401,741
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15	1,870	1,869,988
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)	1,039	1,039,633
Series 2012-4US, Class A2A
0.67%, 6/14/15	1,550	1,550,018
World Omni Automobile Lease
Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15	2,852	2,870,586

		56,001,503

Credit Cards - Floating Rate - 2.7%
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.268%, 7/15/16 (b)	6,000	5,996,670
Chase Issuance Trust
Series 2011-A3, Class A3
0.328%, 12/15/15 (b)	5,010	5,016,293
Discover Card Master Trust
Series 2010-A1, Class A1
0.858%, 9/15/15 (b)	7,206	7,217,133

	Principal Amount (000)		U.S. $ Value
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
0.908%, 2/15/17 (b)(c)	EUR	2,140	2,810,999
Penarth Master Issuer PLC
Series 2010-2A, Class A2
0.958%, 12/18/14 (b)(c)	U.S.$	2,010	2,010,352
Series 2012-1A, Class A1
0.778%, 3/18/14 (b)(c)		2,796	2,802,153

			25,853,600

Credit Cards - Fixed Rate - 2.4%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		4,975	4,992,339
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		1,322	1,332,762
Series 2012-A3, Class A3
0.86%, 11/15/17		1,621	1,635,837
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		2,715	2,714,703
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18		5,170	5,225,862
Series 2012-6, Class A
1.36%, 8/17/20		2,510	2,537,354
Series 2012-7, Class A
1.76%, 9/15/22		2,170	2,169,467
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,540	1,561,438

			22,169,762

Autos - Floating Rate - 2.3%
Ally Master Owner Trust
Series 2011-4, Class A1
1.008%, 9/15/16 (b)		4,590	4,627,321
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.608%, 9/15/17 (b)(c)		3,598	3,592,850
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A
1.858%, 12/15/14 (b)(c)		6,070	6,074,243
Series 2010-3, Class A2
1.908%, 2/15/17 (b)(c)		3,025	3,116,170
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.698%, 6/20/17 (b)		3,880	3,897,992

			21,308,576

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 0.8%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (c)	CAD	670	674,507
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	U.S.$	1,673	1,679,274
GE Equipment Transportation LLC
Series 2012-1, Class A3
0.99%, 11/23/15		4,980	5,012,245

			7,366,026

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		842	833,536
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)		35	0

			833,536

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.488%, 1/20/36 (b)		854	796,122

Total Asset-Backed Securities (cost $133,915,874)			134,329,125

CORPORATES - INVESTMENT GRADES - 8.9%
Industrial - 7.6%
Capital Goods - 1.1%
Caterpillar Financial Services Corp.
1.375%, 5/20/14		4,990	5,051,901
Eaton Corp.
0.719%, 6/16/14 (b)		2,469	2,471,207
General Dynamics Corp.
5.25%, 2/01/14		2,750	2,892,087

			10,415,195

Communications - Telecommunications - 1.0%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14		4,375	4,606,197
Verizon Communications, Inc.
1.25%, 11/03/14		1,685	1,708,036
1.95%, 3/28/14		3,130	3,189,351

			9,503,584

Consumer Cyclical - Automotive - 0.5%
American Honda Finance Corp.
2.375%, 3/18/13 (c)		4,534	4,558,611

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment - 0.1%
Walt Disney Co. (The)
4.50%, 12/15/13	934	973,125

Consumer Cyclical - Retailers - 0.8%
Target Corp.
0.377%, 1/11/13 (b)	7,016	7,019,157

Consumer Non-Cyclical - 1.7%
Baxter International, Inc.
1.80%, 3/15/13	1,051	1,055,284
Bottling Group LLC
5.00%, 11/15/13	2,669	2,787,362
Eli Lilly & Co.
4.20%, 3/06/14	2,845	2,971,153
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	2,109	2,151,920
McKesson Corp.
0.95%, 12/04/15	1,298	1,296,663
Novartis Capital Corp.
4.125%, 2/10/14	2,855	2,976,223
Sanofi
1.625%, 3/28/14	2,445	2,480,404

		15,719,009

Energy - 1.1%
BP Capital Markets PLC
0.70%, 11/06/15	3,290	3,281,278
Chevron Corp.
1.104%, 12/05/17	3,305	3,325,742
3.95%, 3/03/14	2,885	3,006,465
ConocoPhillips
4.75%, 2/01/14	723	758,098

		10,371,583

Technology - 1.3%
Cisco Systems, Inc.
1.625%, 3/14/14	4,905	4,984,481
Oracle Corp.
4.95%, 4/15/13	2,140	2,175,406
Texas Instruments, Inc.
1.375%, 5/15/14	4,990	5,060,000

		12,219,887

		70,780,151

Financial Institutions - 1.3%
Banking - 0.8%
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15	3,290	3,287,960
UnionBanCal Corp.
5.25%, 12/16/13	3,867	4,028,351

		7,316,311

	Principal Amount (000)	U.S. $ Value
Finance - 0.5%
General Electric Capital Corp.
1.875%, 9/16/13	4,791	4,845,277

		12,161,588

Total Corporates - Investment Grades (cost $82,135,664)		82,941,739

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5%
Non-Agency Fixed Rate CMBS - 6.4%
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (c)	6,367	6,725,223
Series 2012-CR3, Class A1
0.666%, 11/15/45	3,638	3,638,050
Series 2012-CR4, Class A1
0.704%, 10/15/45	3,798	3,800,884
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 6/10/17	4,397	4,386,984
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	3,837	3,857,572
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)	1,903	1,999,390
Series 2011-C3, Class A1
1.875%, 2/15/46 (c)	4,866	4,944,668
Series 2011-C4, Class A1
1.525%, 7/15/46 (c)	2,164	2,186,596
Series 2012-CBX, Class A1
0.958%, 6/15/45	4,302	4,312,579
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	1,867	1,903,807
Morgan Stanley Capital I, Inc.
Series 2011-C1, Class A1
2.602%, 9/15/47 (c)	4,749	4,887,351
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45	4,689	4,690,488
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (c)	2,139	2,192,997
Series 2012-C10, Class A3
1.00%, 12/15/45	5,605	5,604,916
Series 2012-C9, Class A1
0.673%, 11/15/45	4,650	4,649,532

		59,781,037

Non-Agency Floating Rate CMBS - 1.6%
Commercial Mortgage Pass Through Certificates
Series 2005-FL11, Class D
0.548%, 11/15/17 (b)(c)	669	622,188
Series 2007-FL14, Class C
0.508%, 6/15/22 (b)(c)	2,839	2,596,538

	Principal Amount (000)	U.S. $ Value
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.678%, 10/15/21 (b)(c)	4,900	4,686,639
Series 2007-TFLA, Class A2
0.328%, 2/15/22 (b)(c)	4,069	3,967,747
Wachovia Bank Commercial Mortgage
Trust
Series 2006-WL7A, Class A2
0.328%, 9/15/21 (b)(c)	3,216	3,145,523

		15,018,635

Agency CMBS - 0.5%
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20	4,736	4,816,368

Total Commercial Mortgage-Backed Securities (cost $79,911,312)		79,616,040

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Agency Fixed Rate - 1.8%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	7,797	8,033,481
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24	3,979	4,121,633
Series 2011-39, Class DA
3.50%, 7/25/24	4,316	4,433,954

		16,589,068

Non-Agency Floating Rate - 0.3%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.65%, 2/25/42 (b)(c)	2,930	2,437,303

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36 (a)	313	316,951

Agency Floating Rate - 0.0%
Fannie Mae Whole Loan
Series 2003-W13, Class AV2
0.488%, 10/25/33 (b)	113	112,686
Freddie Mac Reference REMICs
Series R008, Class FK
0.608%, 7/15/23 (b)	108	107,704

		220,390

Total Collateralized Mortgage Obligations (cost $20,145,618)		19,563,712

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Netherlands - 0.7%
Achmea Hypotheekbank NV 0.663%, 11/03/14 (b)(c) (cost $6,454,857)	6,456	6,455,684

	Shares
SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AllianceBerstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (f) (cost $34,996,056)	34,996,056	34,996,056

Total Investments - 102.0% (cost $949,046,408) (g)		952,097,652
Other assets less liabilities - (2.0)% (h)		(18,549,494)

Net Assets - 100.0%		$933,548,158

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	798	March 2013	$175,878,849	$175,921,595	$42,746
U.S. T-Note 5 Yr Futures	119	March 2013	14,825,961	14,841,531	15,570
Sold Contracts
U.S. T-Note 10 Yr Futures	131	March 2013	17,441,225	17,506,922	(65,697)

					$(7,381)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	CAD	976	USD	979	12/20/12	$(2,670)
Citibank, NA	USD	291	CAD	290	12/20/12	816

						$(1,854)

CROSS CURRENCY SWAP CONTRACTS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR	USD	1 Month LIBOR Plus a Specified Spread	$69,571

(a)	Variable rate coupon, rate shown as of November 30, 2012.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2012.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $92,835,172 or 9.9% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of November 30, 2012, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Nationstar NIM Trust Series 2007- A, Class A 9.79%, 3/25/37	4/04/07	$35,213	$	– 0 –	0.00%

(e)	Fair valued.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(g)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,795,315 and gross unrealized depreciation of investments was $(1,744,071), resulting in net unrealized appreciation of $3,051,244.
(h)	An amount of U.S. $222,407 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$301,667,022		$	– 0	–	$301,667,022
Governments - Treasuries		– 0	–	292,528,274			– 0	–	292,528,274
Asset-Backed Securities		– 0	–	125,333,441			8,995,684		134,329,125
Corporates - Investment Grades		1,296,663		81,645,076			– 0	–	82,941,739
Commercial Mortgage-Backed Securities		– 0	–	62,049,675			17,566,365		79,616,040
Collateralized Mortgage Obligations		– 0	–	16,696,772			2,866,940		19,563,712
Governments - Sovereign Agencies		– 0	–	6,455,684			– 0	–	6,455,684
Short-Term Investments		34,996,056		– 0	–		– 0	–	34,996,056

Total Investments in Securities		36,292,719		886,375,944			29,428,989		952,097,652
Other Financial Instruments* :
Assets:
Futures Contracts		58,316		– 0	–		– 0	–	58,316
Forward Currency Exchange Contracts		– 0	–	816			– 0	–	816
Cross Currency Swap Contracts		– 0	–	– 0	–		69,571		69,571
Liabilities:
Futures Contracts		(65,697)		– 0	–		– 0	–	(65,697)
Forward Currency Exchange Contracts		– 0	–	(2,670)			– 0	–	(2,670)

Total+		$36,285,338		$886,374,090			$29,498,560		$952,157,988

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Short Duration Bond Portfolio	Asset-Backed Securities		Commercial Mortgage- Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/12	$16,382,420		$14,711,880		$2,921,216
Accrued discounts/(premiums)	221		1,126		13
Realized gain (loss)	12,444		80,423		238
Change in unrealized appreciation/depreciation	33,957		165,241		49,097
Purchases	– 0	–	5,967,313		– 0	–
Sales	(3,533,624)		(3,359,618)		(103,624)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3+	(3,899,734)		– 0	–	– 0	–

Balance as of 11/30/12	$8,995,684		$17,566,365		$2,866,940

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$34,353		$165,241		$49,097

	Cross Currency Swap Contracts		Total
Balance as of 8/31/12	$175,156		$34,190,672
Accrued discounts/(premiums)	– 0	–	1,360
Realized gain (loss)	3,442		96,547
Change in unrealized appreciation/depreciation	(105,585)		142,710
Purchases	– 0	–	5,967,313
Sales	– 0	–	(6,996,866)
Settlements	(3,442)		(3,442)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(3,899,734)

Balance as of 11/30/12	$69,571		$29,498,560

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$(105,585)		$143,106

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at November 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$8,995,684	Third Party Vendor	Evaluated Quotes	$93.19 - $100.65
Collateralized Mortgage Obligations	$2,866,940	Third Party Vendor	Evaluated Quotes	$83.19 - $101.14
Commercial Mortgage-Backed Securities	$17,566,365	Third Party Vendor	Evaluated Quotes	$91.46 - $102.50
Cross Currency Swaps	$69,571	Bloomberg Vendor Model	Bloomberg Currency Swap Curves	N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 39.1%
Austria - 1.1%
Austria Government Bond
3.50%, 9/15/21 (a)	EUR	8,285	$12,492,393

Belgium - 1.5%
Belgium Government Bond
Series 52
4.00%, 3/28/18		11,185	16,794,120

Finland - 7.6%
Finland Government Bond
3.375%, 4/15/20		33,335	50,028,621
3.875%, 9/15/17		21,968	33,016,098

			83,044,719

Germany - 3.0%
Bundesobligation
Series 161
1.25%, 10/14/16		17,457	23,624,123
Bundesrepublik Deutschland
Series 2007
4.25%, 7/04/39		4,903	8,946,970

			32,571,093

Japan - 7.3%
Japan Government Forty Year Bond
Series 5
2.00%, 3/20/52	JPY	320,950	3,782,059
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17		2,306,350	30,021,033
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42		560,250	6,917,590
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		2,053,350	27,312,208
Series 48
2.50%, 12/21/20		820,950	11,549,866

			79,582,756

Mexico - 0.5%
Mexican Bonos
Series M 10
7.75%, 12/14/17	MXN	60,165	5,187,607

Netherlands - 3.8%
Netherlands Government Bond
2.25%, 7/15/22 (a)	EUR	4,900	6,740,531
4.50%, 7/15/17 (a)		22,504	34,502,163

			41,242,694

	Principal Amount (000)		U.S. $ Value
New Zealand - 0.8%
New Zealand Government Bond
Series 423
5.50%, 4/15/23	NZD	8,655	8,295,250

Singapore - 1.0%
Singapore Government Bond
3.125%, 9/01/22	SGD	11,900	11,374,132

United Kingdom - 7.8%
United Kingdom Gilt
1.00%, 9/07/17	GBP	6,835	11,044,657
1.75%, 1/22/17		14,110	23,611,651
2.00%, 1/22/16		5,808	9,749,061
4.50%, 12/07/42		2,978	6,155,141
4.75%, 12/07/30		16,349	34,660,107

			85,220,617

United States - 4.7%
U.S. Treasury Bonds
4.625%, 2/15/40	U.S.$	18,561	25,662,925
U.S. Treasury Notes
0.625%, 12/31/12		13,320	13,324,156
1.625%, 8/15/22		11,340	11,399,354
4.50%, 5/15/17		1,405	1,649,887

			52,036,322

Total Governments - Treasuries (cost $414,936,122)			427,841,703

CORPORATES - INVESTMENT GRADES - 30.3%
Financial Institutions - 14.2%
Banking - 9.4%
Bank of America Corp.
5.875%, 2/07/42		2,896	3,661,277
7.625%, 6/01/19		1,700	2,173,623
Series L
5.65%, 5/01/18		4,350	5,040,367
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,800	2,696,438
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	U.S.$	5,410	6,121,015
BNP Paribas SA
5.00%, 1/15/21		2,966	3,314,813
Capital One Financial Corp.
4.75%, 7/15/21		2,470	2,855,431
Citigroup, Inc.
4.45%, 1/10/17		2,760	3,062,250
4.50%, 1/14/22		3,160	3,555,085
8.50%, 5/22/19		790	1,056,982
Compass Bank
5.50%, 4/01/20		4,989	4,986,790
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands
3.875%, 2/08/22		1,742	1,891,662
3.95%, 11/09/22		1,486	1,505,978
DNB Bank ASA
4.375%, 2/24/21 (a)	EUR	1,675	2,536,926

	Principal Amount (000)	U.S. $ Value
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	U.S.$ 2,700	3,200,974
7.50%, 2/15/19	2,855	3,584,244
HSBC Holdings PLC
4.00%, 3/30/22	5,990	6,583,064
ING Bank NV
3.75%, 3/07/17 (a)	3,020	3,208,714
JPMorgan Chase & Co.
4.40%, 7/22/20	1,335	1,494,820
4.625%, 5/10/21	857	980,213
Lloyds TSB Bank PLC
4.20%, 3/28/17	3,575	3,941,759
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)	651	710,111
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	647	696,948
Morgan Stanley
5.50%, 7/24/20	2,455	2,771,585
Series G
5.45%, 1/09/17	1,615	1,779,233
Nationwide Building Society
6.25%, 2/25/20 (a)	3,415	4,042,950
Nordea Bank AB
3.125%, 3/20/17 (a)	2,990	3,184,371
PNC Funding Corp.
3.30%, 3/08/22	3,020	3,223,080
Santander US Debt SAU
2.991%, 10/07/13 (a)	3,400	3,419,883
Societe Generale SA
2.50%, 1/15/14 (a)	1,670	1,682,024
5.20%, 4/15/21 (a)	1,355	1,486,842
SouthTrust Corp.
5.80%, 6/15/14	3,315	3,546,198
Svenska Handelsbanken AB
2.875%, 4/04/17	3,000	3,179,685
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,913	1,984,365
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	1,386	1,374,162
Vesey Street Investment Trust I
4.404%, 9/01/16	948	1,024,238
Wachovia Corp.
5.50%, 5/01/13	1,225	1,250,743

		102,808,843

Finance - 0.6%
General Electric Capital Corp.
2.30%, 4/27/17	4,200	4,339,990
SLM Corp.
Series A
5.375%, 5/15/14	2,085	2,188,293

		6,528,283

	Principal Amount (000)	U.S. $ Value
Insurance - 3.2%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	1,820	2,153,220
Berkshire Hathaway, Inc.
3.40%, 1/31/22	2,800	3,027,360
Coventry Health Care, Inc.
5.95%, 3/15/17	665	778,025
6.125%, 1/15/15	260	285,051
6.30%, 8/15/14	2,060	2,232,743
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	1,305	1,786,526
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	685	722,402
5.125%, 4/15/22	600	683,086
5.50%, 3/30/20	1,727	1,978,709
Humana, Inc.
6.30%, 8/01/18	369	437,098
6.45%, 6/01/16	285	325,432
7.20%, 6/15/18	610	757,048
Lincoln National Corp.
8.75%, 7/01/19	791	1,049,538
Markel Corp.
7.125%, 9/30/19	1,105	1,343,373
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	815	1,252,812
MetLife, Inc.
4.75%, 2/08/21	1,085	1,262,188
7.717%, 2/15/19	1,159	1,525,290
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	2,585	3,720,376
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	3,065	3,839,798
UnitedHealth Group, Inc.
4.375%, 3/15/42	3,020	3,191,047
WellPoint, Inc.
3.30%, 1/15/23	998	1,026,764
XL Group PLC
5.25%, 9/15/14	1,920	2,044,334

		35,422,220

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15	2,467	2,624,168

REITS - 0.7%
ERP Operating LP
5.25%, 9/15/14	2,600	2,787,008
HCP, Inc.
6.00%, 1/30/17	2,195	2,528,660
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	2,373	2,489,958

		7,805,626

		155,189,140

	Principal Amount (000)	U.S. $ Value
Industrial - 13.3%
Basic - 0.9%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	2,110	2,149,505
Dow Chemical Co. (The)
8.55%, 5/15/19	1,640	2,219,463
International Paper Co.
5.30%, 4/01/15	2,625	2,859,825
Vale Overseas Ltd.
4.375%, 1/11/22	2,353	2,492,241

		9,721,034

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (a)	465	466,647
John Deere Capital Corp.
2.80%, 1/27/23	2,870	2,965,941
Republic Services, Inc.
3.80%, 5/15/18	85	94,090
5.25%, 11/15/21	1,213	1,446,050
5.50%, 9/15/19	1,768	2,108,153

		7,080,881

Communications - Media - 2.3%
CBS Corp.
5.75%, 4/15/20	1,410	1,693,586
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,906	2,853,065
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21	1,870	2,027,005
4.75%, 10/01/14	1,200	1,281,943
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(b)	681	735,480
News America, Inc.
4.50%, 2/15/21	890	1,017,862
6.55%, 3/15/33	1,383	1,682,154
9.25%, 2/01/13	670	678,269
Omnicom Group, Inc.
3.625%, 5/01/22	1,008	1,056,240
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	2,894	3,767,267
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,680	3,829,310
Virgin Media Secured Finance PLC
5.25%, 1/15/21	1,080	1,257,485
WPP Finance 2010
4.75%, 11/21/21	417	460,642
WPP Finance UK
8.00%, 9/15/14	2,616	2,901,832

		25,242,140

Communications - Telecommunications - 1.2%
American Tower Corp.
5.05%, 9/01/20	2,750	3,094,976
AT&T Corp.
8.00%, 11/15/31	295	459,103

	Principal Amount (000)	U.S. $ Value
AT&T, Inc.
4.45%, 5/15/21	1,694	1,974,044
British Telecommunications PLC
2.00%, 6/22/15	1,215	1,249,449
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	2,586	2,782,386
Telecom Italia Capital SA
6.375%, 11/15/33	375	361,875
7.175%, 6/18/19	1,450	1,653,000
United States Cellular Corp.
6.70%, 12/15/33	1,550	1,661,240

		13,236,073

Consumer Cyclical - Automotive - 0.6%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	2,465	2,701,016
Toyota Motor Credit Corp.
3.30%, 1/12/22	3,270	3,541,054

		6,242,070

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21	1,460	1,676,433
7.625%, 4/15/31	2,810	3,855,924

		5,532,357

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	3,270	3,299,306

Consumer Cyclical - Retailers - 0.4%
CVS Caremark Corp.
6.60%, 3/15/19	1,460	1,903,866
Kohl’s Corp.
3.25%, 2/01/23	1,122	1,116,613
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	853	917,167

		3,937,646

Consumer Non-Cyclical - 2.0%
AbbVie, Inc.
1.75%, 11/06/17 (a)	221	224,150
Ahold Finance USA LLC
6.875%, 5/01/29	3,105	4,008,931
Baxter International, Inc.
2.40%, 8/15/22	2,810	2,832,781
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	481	522,948
5.875%, 5/15/13	2,720	2,780,710
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	3,480	3,590,779
Delhaize Group SA
5.875%, 2/01/14	775	813,681

	Principal Amount (000)	U.S. $ Value
Laboratory Corp. of America Holdings
2.20%, 8/23/17	372	383,932
Mckesson Corp.
2.70%, 12/15/22	1,201	1,199,631
Pepsico, Inc.
4.00%, 3/05/42	2,972	3,108,578
Reynolds American, Inc.
3.25%, 11/01/22	1,269	1,290,969
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22	999	1,027,533

		21,784,623

Energy - 2.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16	735	852,525
6.45%, 9/15/36	877	1,101,133
Apache Corp.
2.625%, 1/15/23	2,730	2,741,562
Marathon Petroleum Corp.
3.50%, 3/01/16	448	478,373
5.125%, 3/01/21	760	893,697
Nabors Industries, Inc.
9.25%, 1/15/19	2,393	3,188,182
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,783,035
Noble Holding International Ltd.
4.90%, 8/01/20	251	285,122
Occidental Petroleum Corp.
1.50%, 2/15/18	2,558	2,601,916
Phillips 66
4.30%, 4/01/22 (a)	3,010	3,321,815
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)	2,345	2,591,664
Southwestern Energy Co.
4.10%, 3/15/22 (a)	823	889,161
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	1,540	1,983,805

		24,711,990

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	2,142	2,227,680

Technology - 1.1%
Agilent Technologies, Inc.
5.00%, 7/15/20	505	584,189
Baidu, Inc.
2.25%, 11/28/17	627	634,007
Hewlett-Packard Co.
4.65%, 12/09/21	1,498	1,449,143
Microsoft Corp.
2.125%, 11/15/22	2,775	2,769,778
Motorola Solutions, Inc.
7.50%, 5/15/25	290	376,867
Oracle Corp.
1.20%, 10/15/17	2,800	2,806,199

	Principal Amount (000)	U.S. $ Value
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	2,995	3,102,820
Xerox Corp.
8.25%, 5/15/14	310	339,738

		12,062,741

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14	1,695	1,808,797
5.75%, 12/15/16	1,115	1,268,934

		3,077,731

Transportation - Services - 0.7%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	3,375	3,435,109
Con-way, Inc.
6.70%, 5/01/34	2,065	2,227,359
Ryder System, Inc.
5.85%, 11/01/16	930	1,059,981
7.20%, 9/01/15	908	1,044,437

		7,766,886

		145,923,158

Utility - 2.5%
Electric - 1.2%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	1,610	1,761,746
Constellation Energy Group, Inc.
5.15%, 12/01/20	504	584,113
FirstEnergy Corp.
Series C
7.375%, 11/15/31	2,291	3,005,893
Nisource Finance Corp.
6.80%, 1/15/19	3,445	4,201,822
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,447	1,500,374
TECO Finance, Inc.
4.00%, 3/15/16	745	800,549
5.15%, 3/15/20	915	1,074,998
Union Electric Co.
6.70%, 2/01/19	315	401,257

		13,330,752

Natural Gas - 1.3%
Energy Transfer Partners LP
6.70%, 7/01/18	972	1,183,490
7.50%, 7/01/38	2,264	2,960,836
EQT Corp.
8.125%, 6/01/19	1,707	2,132,939
GDF Suez
1.625%, 10/10/17 (a)	975	980,206
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	495	527,844
4.15%, 3/01/22	863	929,812

	Principal Amount (000)	U.S. $ Value
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	2,400	2,619,478
Williams Partners LP
5.25%, 3/15/20	2,198	2,557,162

		13,891,767

		27,222,519

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Abu Dhabi National Energy Co.
4.125%, 3/13/17 (a)	757	806,026
Petrobras International Finance Co.-Pifco
5.375%, 1/27/21	2,500	2,811,475

		3,617,501

Total Corporates-Investment Grades (cost $297,513,765)		331,952,318

MORTGAGE PASS-THROUGHS - 9.4%
Agency Fixed Rate 30-Year - 7.8%
Federal Home Loan Mortgage Corp. Gold
Series 2006
4.50%, 5/01/36	56	60,395
Series 2007
5.50%, 7/01/35	1,930	2,099,900
Federal National Mortgage Association
3.50%, TBA	12,635	13,489,836
4.00%, 12/01/41	34,867	37,412,023
6.00%, 5/01/31-3/01/38	3,675	4,039,074
Series 2003
5.50%, 4/01/33	1,572	1,728,687
Series 2004
5.50%, 4/01/34-11/01/34	4,973	5,450,713
Series 2005
5.50%, 2/01/35	1,224	1,345,515
6.00%, 4/01/35	4,389	4,908,982
Series 2006
5.00%, 1/01/36	4	4,377
Series 2007
4.50%, 8/01/37	386	416,493
Series 2008
6.00%, 3/01/37-5/01/38	13,065	14,414,551

		85,370,546

Agency Fixed Rate 15-Year - 1.1%
Federal National Mortgage Association
4.50%, TBA	11,145	11,987,841

Agency ARMs - 0.5%
Federal Home Loan Mortgage Corp.
2.841%, 5/01/38 (c)	2,192	2,364,246
Federal National Mortgage Association
Series 2003
2.779%, 12/01/33 (c)	1,078	1,154,699
Series 2007
2.339%, 3/01/34 (c)	2,061	2,178,235

		5,697,180

	Principal Amount (000)		U.S. $ Value
Total Mortgage Pass-Throughs (cost $99,646,344)			103,055,567

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
Non-Agency Fixed Rate CMBS - 3.6%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		3,065	3,512,315
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39		6,475	7,370,544
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
6.003%, 6/15/49		9,364	10,925,290
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.446%, 6/15/29		6,015	6,407,942
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.096%, 6/12/46		3,075	3,557,292
Series 2006-3, Class A4
5.414%, 7/12/46		6,885	7,931,603

			39,704,986

Agency CMBS - 0.5%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		4,653	5,195,064

Non-Agency Floating Rate CMBS - 0.2%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a)(d)		1,855	1,863,162

Total Commercial Mortgage-Backed Securities (cost $41,738,958)			46,763,212

GOVERNMENTS - SOVEREIGN AGENCIES - 3.9%
Canada - 2.8%
Canada Housing Trust No 1
3.35%, 12/15/20 (a)	CAD	27,715	30,600,752

Germany - 1.1%
KFW
4.375%, 7/04/18	EUR	7,865	12,176,995

Total Governments - Sovereign Agencies (cost $41,595,651)			42,777,747

	Principal Amount (000)		U.S. $ Value
AGENCIES - 3.8%
Agency Debentures - 3.8%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19	U.S.$	12,000	12,499,932
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		32,305	28,771,576

Total Agencies (cost $36,100,579)			41,271,508

ASSET-BACKED SECURITIES - 2.8%
Autos - Fixed Rate - 1.5%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14		1,347	1,348,147
Series 2011-4, Class A2
0.92%, 3/09/15		1,077	1,078,063
Series 2011-5, Class A2
1.19%, 8/08/15		941	944,688
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	4,433	4,475,428
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	U.S.$	1,176	1,176,681
Series 2011-B, Class A2
0.82%, 1/15/14		1,435	1,436,919
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (a)		2,315	2,326,691
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (a)		104	103,540
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (a)		1,073	1,073,682
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A2
0.81%, 10/15/13		1,935	1,936,423

			15,900,262

Credit Cards - Floating Rate - 1.0%
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.268%, 7/15/16 (d)		5,500	5,496,947
Chase Issuance Trust
Series 2008-A10, Class A10
0.958%, 8/17/15 (d)		5,500	5,529,535

			11,026,482

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		924	927,463
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		1,408	1,413,930

			2,341,393

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.333%, 12/25/32 (d)		411	379,011
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.478%, 5/25/37 (d)(e)		3,715	131,545
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.468%, 1/20/35 (d)		573	553,718
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.438%, 2/25/37 (d)(e)		1,155	3,131

			1,067,405

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		400	410,255

Total Asset-Backed Securities (cost $35,484,741)			30,745,797

COVERED BONDS - 1.8%
Aib Mortgage Bank
4.875%, 6/29/17	EUR	98	130,978
Banco Santander SA
4.625%, 6/21/16		1,300	1,760,159
Bank of Ireland Mortgage Bank
3.125%, 11/20/15		580	758,506
Bank of Nova Scotia
1.75%, 3/22/17 (a)	U.S.$	2,900	3,011,070
BPCE SFH SA
2.75%, 2/16/17	EUR	1,800	2,504,917
3.625%, 5/12/16 (a)		400	568,476
Cie de Financement Foncier SA
3.375%, 1/18/16		3,457	4,846,818
Dexia Municipal Agency SA
3.50%, 9/16/16		883	1,233,831
Nationwide Building Society
3.125%, 10/13/16		2,610	3,699,394
Societe Generale SFH
3.25%, 6/06/16 (a)		900	1,270,503

Total Covered Bonds (cost $18,825,728)			19,784,652

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (a)	U.S.$	1,990	2,477,112

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		3,390	4,074,797

Russia - 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (a)		2,782	3,289,715

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		2,995	3,152,687

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		3,300	3,510,375

Total Quasi-Sovereigns (cost $14,326,245)			16,504,686

INFLATION-LINKED SECURITIES - 1.0%
Germany - 1.0%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
2.25%, 4/15/13
(cost $10,931,435)	EUR	8,518	11,102,750

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Qatar - 0.3%
Qatar Government International Bond
4.50%, 1/20/22 (a)	U.S.$	2,944	3,370,880

Russia - 0.2%
Russian Foreign Bond-Eurobond
7.50%, 3/31/30 (a)		1,892	2,404,635

Total Governments-Sovereign Bonds (cost $4,971,298)			5,775,515

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development
9.25%, 7/15/17
(cost $2,823,092)		2,340	3,205,554

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40
(cost $2,017,848)		1,985	2,876,861

	Principal Amount (000)	U.S. $ Value
CORPORATES-NON-INVESTMENT GRADES - 0.2%
Industrial - 0.2%
Basic - 0.2%
ArcelorMittal USA LLC 6.125%, 6/01/18 (cost $2,264,932)	2,271	2,267,010

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.738%, 5/25/35	1,464	1,388,699

Agency Fixed Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.801%, 5/28/35	392	338,531

Non-Agency Floating Rate - 0.0%
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class M1
0.738%, 2/25/35 (d)(e)	2,745	29,485

Total Collateralized Mortgage Obligations (cost $4,588,246)		1,756,715

	Shares
SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.15% (f) (cost $32,136,533)	32,136,533	32,136,533

Total Investments - 102.3% (cost $1,059,901,517) (g)		1,119,818,128
Other assets less liabilities - (2.3)% (h)		(25,201,844)

Net Assets - 100.0%		$1,094,616,284

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr Futures	205	March 2013	$30,642,723	$30,762,812	$(120,089)
U.S. T-Note 2 Yr Futures	86	March 2013	18,954,955	18,958,969	(4,014)

					$(124,103)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	EUR	1,566	USD	1,996	12/06/12	$(40,447)
Citibank NA	EUR	8,674	USD	11,032	12/06/12	(248,464)
Credit Suisse London
Branch (GFX)	GBP	53,547	USD	85,791	12/06/12	1,775
Goldman Sachs Capital
Markets LP	EUR	337	USD	434	12/06/12	(4,111)
HSBC Bank USA	JPY	6,430,623	USD	80,232	12/21/12	2,207,543
JPMorgan Chase Bank NA	EUR	349	USD	454	12/06/12	82
Royal Bank of Canada	CAD	34,655	USD	34,861	12/20/12	(14,384)
Royal Bank of Scotland
PLC	EUR	169,053	USD	220,947	12/06/12	1,079,547
Royal Bank of Scotland
PLC	USD	400	EUR	308	12/06/12	1,143
Standard Chartered Bank	SGD	13,871	USD	11,334	1/17/13	(29,946)
UBS AG	MXN	68,729	USD	5,345	12/05/12	31,504
Westpac Banking Corp.	NZD	10,298	USD	8,427	1/18/13	(2,245)

						$2,981,997

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $183,741,392 or 16.8% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2012.
(c)	Variable rate coupon, rate shown as of November 30, 2012.
(d)	Floating Rate Security. Stated interest rate was in effect at November 30, 2012.
(e)	Illiquid security.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $72,173,225 and gross unrealized depreciation of investments was $(12,256,614), resulting in net unrealized appreciation of $59,916,611.
(h)	An amount of U.S. $593,350 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar
Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

Country Breakdown*

November 30, 2012 (unaudited)

45.0%	United States
10.4%	United Kingdom
7.8%	Japan
7.4%	Finland
5.2%	Germany
4.6%	Netherlands
3.4%	Canada
1.6%	France
1.6%	Belgium
1.1%	Austria
1.0%	Singapore
0.9%	Sweden
0.7%	New Zealand
6.4%	Other
2.9%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Australia, Brazil, China, Hong Kong, India, Ireland, Italy, Kazakhstan, Luxembourg, Malaysia, Mexico, Norway, Qatar, Russia, South Africa, South Korea, Spain, Supranational and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$427,841,703		$	– 0	–	$427,841,703
Corporates - Investment Grades		1,199,631		330,752,687			– 0	–	331,952,318
Mortgage Pass-Throughs		– 0	–	103,055,567			– 0	–	103,055,567
Commercial Mortgage-Backed Securities		– 0	–	33,974,760			12,788,452		46,763,212
Governments - Sovereign Agencies		– 0	–	42,777,747			– 0	–	42,777,747
Agencies		– 0	–	41,271,508			– 0	–	41,271,508
Asset-Backed Securities		– 0	–	26,926,744			3,819,053		30,745,797
Covered Bonds		– 0	–	19,784,652			– 0	–	19,784,652
Quasi-Sovereigns		– 0	–	16,504,686			– 0	–	16,504,686
Inflation-Linked Securities		– 0	–	11,102,750			– 0	–	11,102,750
Governments - Sovereign Bonds		– 0	–	5,775,515			– 0	–	5,775,515
Supranationals		– 0	–	3,205,554			– 0	–	3,205,554
Local Governments - Municipal Bonds		– 0	–	2,876,861			– 0	–	2,876,861
Corporates - Non-Investment Grades		– 0	–	2,267,010			– 0	–	2,267,010
Collateralized Mortgage Obligations		– 0	–	338,531			1,418,184		1,756,715
Short-Term Investments		32,136,533		– 0	–		– 0	–	32,136,533

Total Investments in Securities		33,336,164		1,068,456,275			18,025,689		1,119,818,128
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	3,321,594			– 0	–	3,321,594
Liabilities:
Futures Contracts		(124,103)		– 0	–		– 0	–	(124,103)
Forward Currency Exchange Contracts		– 0	–	(339,597)			– 0	–	(339,597)

Total+		$33,212,061		$1,071,438,272			$18,025,689		$1,122,676,022

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/12	$12,492,233		$5,411,002		$2,357,797
Accrued discounts/(premiums)	(21,079)		110		146
Realized gain (loss)	– 0	–	(66,394)		(255,047)
Change in unrealized appreciation/depreciation	317,298		137,226		364,093
Purchases	– 0	–	– 0	–	– 0	–
Sales	– 0	–	(1,662,891)		(710,773)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3+	– 0	–	– 0	–	(338,032)

Balance as of 11/30/12	$12,788,452		$3,819,053		$1,418,184

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$317,298		$137,433		$30,091

	Total
Balance as of 8/31/12	$20,261,032
Accrued discounts/(premiums)	(20,823)
Realized gain (loss)	(321,441)
Change in unrealized appreciation/depreciation	818,617
Purchases	– 0	–
Sales	(2,373,664)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(338,032)

Balance as of 11/30/12	$18,025,689

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$484,822

+	There were de minimis transfers under 1% of Net Assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at November 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$3,819,053	Third Party Vendor	Evaluated Quotes	$0.27 - $102.57
Collateralized Mortgage Obligations	$1,418,184	Third Party Vendor	Evaluated Quotes	$1.07 - $94.88
Commercial Mortgage-Backed Securities	$12,788,452	Third Party Vendor	Evaluated Quotes	$100.44 - $116.67

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 98.7%
United States - 98.7%
U.S. Treasury Inflation Index
0.125%, 1/15/22-7/15/22 (TIPS)(a)	U.S.$	68,634	$75,316,885
0.625%, 7/15/21 (TIPS) (a)		78,667	90,146,955
1.125%, 1/15/21 (TIPS) (a)		13,921	16,469,248
1.25%, 7/15/20 (TIPS) (a)(b)		64,057	76,512,832
1.375%, 7/15/18 (TIPS) (a)		15,490	18,105,378
1.375%, 1/15/20 (TIPS)		42,301	50,447,305
1.625%, 1/15/15 (TIPS) (a)		76,210	80,883,491
1.625%, 1/15/18 (TIPS)		25,726	29,954,135
1.875%, 7/15/13 (TIPS)		13,771	14,003,421
1.875%, 7/15/15-7/15/19 (TIPS) (a)		108,052	123,698,737
2.00%, 7/15/14 (TIPS) (a)		102,378	107,937,033
2.125%, 1/15/19 (TIPS)		22,440	27,397,600
2.375%, 1/15/17 (TIPS) (b)		25,950	30,256,131
2.375%, 1/15/25 (TIPS)		1,228	1,672,742
2.50%, 7/15/16 (TIPS) (a)		16,168	18,613,183
2.625%, 7/15/17 (TIPS) (a)		10,518	12,643,210

Total Inflation-Linked Securities (cost $715,060,788)			774,058,286

CORPORATES-INVESTMENT GRADES - 21.5%
Industrial - 11.6%
Basic - 1.1%
Alcoa, Inc.
5.40%, 4/15/21		1,205	1,272,412
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		980	998,349
Dow Chemical Co. (The)
5.25%, 11/15/41		945	1,051,543
8.55%, 5/15/19		637	862,072
International Paper Co.
4.75%, 2/15/22		1,710	1,939,492
Vale SA
5.625%, 9/11/42		1,980	2,138,127

			8,261,995

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (c)		327	328,159
CRH Finance BV
7.375%, 5/28/14	EUR	1,100	1,563,254
Embraer SA
5.15%, 6/15/22	U.S.$	550	596,750
Republic Services, Inc.
5.25%, 11/15/21		1,675	1,996,813

			4,484,976

Communications-Media - 1.9%
CBS Corp.
5.75%, 4/15/20		1,625	1,951,827

	Principal Amount (000)		U.S. $ Value
Comcast Corp.
5.15%, 3/01/20		1,745	2,084,335
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		1,330	1,357,512
4.60%, 2/15/21		660	715,414
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(d)		606	654,480
News America, Inc.
6.15%, 3/01/37-2/15/41		1,584	1,969,699
Omnicom Group, Inc.
3.625%, 5/01/22		703	736,644
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,340	1,744,346
Time Warner Cable, Inc.
7.50%, 4/01/14		1,435	1,560,779
WPP Finance 2010
4.75%, 11/21/21		1,737	1,918,789

			14,693,825

Communications - Telecommunications - 1.7%
American Tower Corp.
5.05%, 9/01/20		1,355	1,524,979
AT&T, Inc.
5.35%, 9/01/40		1,397	1,625,699
British Telecommunications PLC
2.00%, 6/22/15		739	759,953
5.95%, 1/15/18		253	304,141
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		1,777	1,911,949
Telecom Italia Capital SA
6.375%, 11/15/33		1,165	1,124,225
Telefonica Emisiones SAU
5.462%, 2/16/21		835	847,525
United States Cellular Corp.
6.70%, 12/15/33		835	894,926
Verizon Communications, Inc.
7.35%, 4/01/39		1,510	2,276,038
Vodafone Group PLC
6.15%, 2/27/37		1,660	2,229,194

			13,498,629

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		1,595	1,748,820
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		1,640	1,797,025

			3,545,845

Consumer Cyclical - Other - 0.4%
Carnival PLC
4.25%, 11/27/13	EUR	1,225	1,641,129
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	U.S.$	1,700	1,715,236

			3,356,365

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.4%
Kohl’s Corp.
3.25%, 2/01/23	602	599,110
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	2,025	2,177,331

		2,776,441

Consumer Non - Cyclical - 1.1%
AbbVie, Inc.
1.75%, 11/06/17 (c)	157	159,238
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,610	1,750,407
Delhaize Group SA
5.875%, 2/01/14	1,515	1,590,615
Kroger Co. (The)
3.40%, 4/15/22	1,395	1,452,086
Laboratory Corp. of America Holdings
2.20%, 8/23/17	252	260,083
Reynolds American, Inc.
3.25%, 11/01/22	899	914,563
Tyson Foods, Inc.
4.50%, 6/15/22	1,985	2,138,242
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22	707	727,193

		8,992,427

Energy - 2.0%
Encana Corp.
3.90%, 11/15/21	2,060	2,218,554
Marathon Petroleum Corp.
3.50%, 3/01/16	230	245,593
5.125%, 3/01/21	1,245	1,464,017
Nabors Industries, Inc.
9.25%, 1/15/19	1,064	1,417,562
Noble Energy, Inc.
8.25%, 3/01/19	1,370	1,813,421
Phillips 66
4.30%, 4/01/22 (c)	2,075	2,289,956
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (c)	2,065	2,282,212
Transocean, Inc.
2.50%, 10/15/17	874	878,638
Valero Energy Corp.
6.125%, 2/01/20	998	1,214,957
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	1,860	1,960,914

		15,785,824

Technology - 1.1%
Agilent Technologies, Inc.
5.00%, 7/15/20	249	288,046
Baidu, Inc.
2.25%, 11/28/17	480	485,364
Hewlett-Packard Co.
4.65%, 12/09/21	778	752,626

	Principal Amount (000)		U.S. $Value
Intel Corp.
4.80%, 10/01/41		1,130	1,254,785
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	2,001,295
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,095	2,170,420
Xerox Corp.
8.25%, 5/15/14		1,425	1,561,697

			8,514,233

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.75%, 12/15/16		1,615	1,837,962

Transportation - Railroads - 0.3%
CSX Corp.
4.75%, 5/30/42		1,970	2,150,635

Transportation - Services - 0.4%
Asciano Finance Ltd.
5.00%, 4/07/18 (c)		950	1,019,137
Ryder System, Inc.
3.15%, 3/02/15		1,105	1,143,243
5.85%, 11/01/16		630	718,052

			2,880,432

			90,779,589

Financial Institutions - 6.4%
Banking - 3.6%
Bank of America Corp.
5.00%, 5/13/21		960	1,100,956
5.625%, 7/01/20		705	832,334
Bank of Scotland PLC
5.625%, 5/23/13	EUR	1,190	1,584,047
Barclays Bank PLC
6.625%, 3/30/22 (c)		1,245	1,865,036
7.625%, 11/21/22	U.S.$	1,213	1,200,870
Citigroup, Inc.
4.50%, 1/14/22		2,245	2,525,686
5.375%, 8/09/20		496	585,318
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands
3.95%, 11/09/22		896	908,046
DNB Bank ASA
3.20%, 4/03/17 (c)		2,070	2,201,401
Fifth Third Bancorp
3.50%, 3/15/22		797	844,858
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		545	646,906
6.00%, 6/15/20		685	812,099
HSBC Holdings PLC
4.00%, 3/30/22		810	890,197
5.10%, 4/05/21		1,130	1,342,631
ING Bank NV
2.00%, 9/25/15 (c)		1,995	2,004,389
JPMorgan Chase & Co.
4.40%, 7/22/20		715	800,596
4.50%, 1/24/22		1,120	1,267,112

	Principal Amount (000)	U.S. $Value
Macquarie Group Ltd.
7.625%, 8/13/19 (c)	720	850,202
Morgan Stanley
5.50%, 7/24/20	740	835,427
Series G
5.50%, 7/28/21	1,673	1,913,203
National Capital Trust II
5.486%, 3/23/15 (c)	1,090	1,091,996
UBS AG/Stamford CT
5.875%, 7/15/16	655	735,123
7.625%, 8/17/22	929	1,020,317
Vesey Street Investment Trust I
4.404%, 9/01/16	671	724,962

		28,583,712

Finance - 0.3%
SLM Corp.
7.25%, 1/25/22	1,075	1,179,813
Series A
5.375%, 1/15/13	925	928,723

		2,108,536

Insurance - 2.0%
Allstate Corp. (The)
6.125%, 5/15/37	1,145	1,182,327
American International Group, Inc.
6.40%, 12/15/20	1,660	2,035,276
Hartford Financial Services Group, Inc.
5.125%, 4/15/22	1,330	1,514,173
6.10%, 10/01/41	760	888,153
Humana, Inc.
7.20%, 6/15/18	1,520	1,886,416
Lincoln National Corp.
8.75%, 7/01/19	550	729,767
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	1,410	2,029,296
Prudential Financial, Inc.
5.625%, 6/15/43	940	942,350
Swiss Re Capital I LP
6.854%, 5/25/16 (c)	1,815	1,896,675
WellPoint, Inc.
3.30%, 1/15/23	703	723,262
XL Group PLC
5.25%, 9/15/14	1,590	1,692,964

		15,520,659

REITS - 0.5%
HCP, Inc.
5.375%, 2/01/21	1,877	2,159,787
Health Care REIT, Inc.
5.25%, 1/15/22	1,945	2,191,363

		4,351,150

		50,564,057

	Principal Amount (000)	U.S. $Value
Utility - 3.1%
Electric - 1.0%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)	1,355	1,482,712
Constellation Energy Group, Inc.
5.15%, 12/01/20	263	304,805
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	1,680	2,160,762
Nisource Finance Corp.
6.15%, 3/01/13	695	703,537
Ohio Power Co.
Series F
5.50%, 2/15/13	350	353,350
Pacific Gas & Electric Co.
4.50%, 12/15/41	800	880,002
TECO Finance, Inc.
4.00%, 3/15/16	1,680	1,805,266

		7,690,434

Natural Gas - 2.1%
DCP Midstream LLC
9.75%, 3/15/19 (c)	1,290	1,689,174
Energy Transfer Partners LP
6.125%, 2/15/17	1,645	1,906,366
Enterprise Products Operating LLC
5.20%, 9/01/20	720	858,445
EQT Corp.
8.125%, 6/01/19	1,385	1,730,592
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	1,439	1,534,481
4.15%, 3/01/22	625	673,386
ONEOK, Inc.
4.25%, 2/01/22	2,025	2,216,759
Spectra Energy Capital LLC
8.00%, 10/01/19	1,395	1,836,872
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)	2,090	2,281,129
Williams Partners LP
3.80%, 2/15/15	1,660	1,759,799

		16,487,003

		24,177,437

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)	1,292	1,445,748
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21	1,570	1,765,606

		3,211,354

Total Corporates - Investment Grades (cost $157,306,554)		168,732,437

	Principal Amount (000)	U.S. $Value
ASSET-BACKED SECURITIES - 8.5%
Autos - Fixed Rate - 4.8%
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16	3,150	3,199,959
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14	711	711,082
Series 2011-4, Class A2
0.92%, 3/09/15	574	574,967
Series 2012-3, Class A3
0.96%, 1/09/17	2,415	2,430,050
Series 2012-4, Class A2
0.49%, 4/08/16	2,925	2,925,889
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)	1,475	1,512,253
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16	1,335	1,349,792
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16	825	831,297
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (c)	1,030	1,037,716
Series 2012-2A, Class A
1.30%, 6/15/17 (c)	1,780	1,779,450
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	623	623,323
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14	2,390	2,409,344
Series 2012-D, Class B
1.01%, 5/15/18	645	644,969
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16	4,475	4,477,283
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)	1,240	1,246,262
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (c)	56	56,082
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18	585	598,078
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (c)	1,249	1,250,442
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)	2,448	2,450,698

	Principal Amount (000)	U.S. $Value
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14	1,814	1,818,928
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (c)	2,190	2,194,984
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15	1,990	1,989,987
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)	553	553,866
Series 2012-4US, Class A2A
0.67%, 6/14/15	1,320	1,320,016

		37,986,717

Credit Cards - Fixed Rate - 1.5%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18	2,310	2,309,808
Chase Issuance Trust
Series 2012-A8, Class A8
0.54%, 10/16/17	1,910	1,909,559
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18	2,290	2,289,749
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20	2,125	2,148,159
Series 2012-7, Class A
1.76%, 9/15/22	1,835	1,834,549
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	1,310	1,328,237

		11,820,061

Autos - Floating Rate - 0.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A (c)(e)
0.608%, 9/15/17	3,034	3,029,657
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.698%, 6/20/17 (e)	3,340	3,355,488

		6,385,145

Credit Cards - Floating Rate - 0.8%
Discover Card Master Trust
Series 2012-A4, Class A4
0.58%, 11/15/19 (e)	1,825	1,836,021
Penarth Master Issuer PLC
Series 2010-2A, Class A2 (c)(e)
0.958%, 12/18/14	1,700	1,700,297
Series 2012-1A, Class A1 (c)(e)
0.778%, 3/18/14	2,401	2,406,284

		5,942,602

	Principal Amount (000)		U.S. $Value
Other ABS - Fixed Rate - 0.6%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (c)	CAD	569	573,186
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (c)	U.S.$	1,192	1,195,335
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		467	468,321
Series 2012-A, Class A3
0.94%, 5/15/17		1,605	1,617,531
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		707	710,206

			4,564,579

Total Asset-Backed Securities (cost $66,487,501)			66,699,104

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%
Non-Agency Fixed Rate CMBS - 4.8%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		3,350	3,838,909
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.996%, 5/15/46		3,835	4,499,092
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		3,780	4,359,640
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		4,045	4,376,350
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		2,255	2,577,927
Series 2007-LD11, Class A4
6.003%, 6/15/49		3,805	4,439,198
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		1,638	1,720,911
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.063%, 6/15/38		3,220	3,717,397
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		1,301	1,326,282
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		3,265	3,761,319

	Principal Amount (000)	U.S. $ Value
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (c)	1,518	1,523,538
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
1.00%, 12/15/45	1,272	1,304,158

		37,444,721

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19	3,034	3,246,314

Total Commercial Mortgage-Backed Securities (cost $37,714,056)		40,691,035

MORTGAGE PASS-THROUGHS - 3.1%
Agency Fixed Rate 30-Year - 2.7%
Federal National Mortgage Association
6.00%, 10/01/40-5/01/41	19,308	21,232,949

Agency ARMs - 0.4%
Federal Home Loan Mortgage Corp.
2.841%, 5/01/38 (f)	1,131	1,220,256
3.926%, 11/01/35 (e)	2,176	2,317,400

		3,537,656

Total Mortgage Pass-Throughs (cost $24,764,093)		24,770,605

CORPORATES - NON-INVESTMENT GRADES - 1.2%
Industrial - 1.1%
Basic - 0.4%
ArcelorMittal USA LLC
6.125%, 6/01/18	769	767,649
Basell Finance Co. BV
8.10%, 3/15/27 (c)	590	796,500
LyondellBasell Industries NV
5.75%, 4/15/24	1,087	1,304,400

		2,868,549

Capital Goods - 0.3%
B/E Aerospace, Inc.
5.25%, 4/01/22	1,245	1,313,475
Ball Corp.
5.00%, 3/15/22	1,250	1,325,000

		2,638,475

Consumer Cyclical - Other - 0.3%
Host Hotels & Resorts LP
5.25%, 3/15/22	830	910,925

	Principal Amount (000)	U.S. $Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (a)	1,245	1,319,700

		2,230,625

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17	336	352,800

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22	596	637,720

		8,728,169

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22	669	742,867

Total Corporates - Non-Investment Grades (cost $8,870,132)		9,471,036

QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)	1,083	1,215,668

Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (c)	1,328	1,653,068

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)	1,500	1,803,007

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (c)	2,070	2,178,985

United Arab Emirates - 0.2%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)	1,695	1,803,056

Total Quasi-Sovereigns (cost $7,956,640)		8,653,784

AGENCIES - 1.1%
Agency Debentures - 1.1%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22 (cost $7,889,502)	7,932	8,336,817

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Indonesia - 0.2%
Republic of Indonesia
5.25%, 1/17/42 (c)	1,025	1,203,094

	Principal Amount (000)	U.S. $ Value
Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (c)	1,445	1,654,525

Total Governments - Sovereign Bonds (cost $2,437,349)		2,857,619

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (g) (cost $4,142,312)	4,142,312	4,142,312

Total Investments - 141.3% (cost $1,032,628,927) (h)		1,108,413,035
Other assets less liabilities - (41.3)% (i)		(324,006,541)

Net Assets - 100.0%		$784,406,494

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr
Futures	129	March 2013	$19,282,494	$19,358,062	$(75,568)
U.S. T-Note 10 Yr
Futures	43	March 2013	5,724,982	5,746,547	(21,565)
U.S. T-Note 5 Yr
Futures	446	March 2013	55,562,103	55,624,562	(62,459)

					$(159,592)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank NA	CAD	4,632	USD	4,649	12/20/12	$(12,673)
Goldman Sachs Capital Markets LP	USD	3,990	MXN	51,927	12/05/12	24,255
Standard Chartered Bank	JPY	626,936	USD	7,821	12/21/12	214,145
State Street Bank & Trust Co.	EUR	12,716	USD	16,603	12/06/12	64,608
State Street Bank & Trust Co.	USD	1,510	EUR	1,185	12/06/12	30,975
State Street Bank & Trust Co.	USD	114	CAD	113	12/20/12	193
UBS AG	USD	4,017	MXN	51,649	12/05/12	(23,675)

						$297,828

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	33,270	6/7/13	0.627%	3 Month LIBOR	$(122,847)
Barclays Bank PLC	50,940	11/17/13	1.059%	3 Month LIBOR	(374,260)
Barclays Bank PLC	7,590	1/17/22	2.05%	3 Month LIBOR	(405,959)
JPMorgan Chase Bank, NA	8,040	5/17/21	3.268%	3 Month LIBOR	(1,229,561)
Morgan Stanley Capital Services Inc.	46,600	3/12/14	0.563%	3 Month LIBOR	(146,865)
Morgan Stanley Capital Services Inc.	5,480	2/21/42	2.813%	3 Month LIBOR	(355,606)
Morgan Stanley Capital Services Inc.	3,990	3/6/42	2.804%	3 Month LIBOR	(243,097)

					$(2,878,195)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2012	Notional Amount (000)		Market Value	Upfront Paid Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
Societe General., 5.25% 3/28/13, 12/20/17*	3.00%	1.87%	EUR	1,400	$109,122	$85,950	$23,172
Barclays Bank PLC:
Bank of America Corp., 5.65% 5/01/18, 9/20/17*	1.00	1.42		$1,320	(23,366)	(87,895)	64,529
Credit Suisse International:
Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	1.54		2,140	(49,375)	(72,260)	22,885

					$36,381	$(74,205)	$110,586

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at November 30, 2012
Bank of America	0.26%	12/19/12	$30,286,943

Broker	Interest Rate	Maturity		U.S. $ Value at November 30, 2012
Bank of America+	0.27%	– 0	–	$43,530,036
Bank of America	0.29%	12/18/12		46,295,723
Barclays+	0.24%	– 0	–	42,079,220
Barclays	0.28%	12/11/12		5,463,901
Barclays	0.28%	12/13/12		39,601,014
Barclays	0.28%	12/20/12		27,532,410
Barclays	0.30%	12/05/12		37,920,952
Goldman	0.35%	12/05/12		16,860,971
ING+	(0.25)%*	– 0	–	1,249,335
Warburg+	0.23%	– 0	–	19,029,311
Warburg	0.28%	12/11/12		17,573,416

				$327,423,232

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2012
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $328,719,641.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $3,007,396.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $65,818,778 or 8.4% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2012.
(e)	Floating Rate Security. Stated interest rate was in effect at November 30, 2012.
(f)	Variable rate coupon, rate shown as of November 30, 2012.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,111,390 and gross unrealized depreciation of investments was $(327,282), resulting in net unrealized appreciation of $75,784,108.
(i)	An amount of U.S. $653,800 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$774,058,286		$	– 0	–	$774,058,286
Corporates - Investment Grades		– 0	–	168,732,437			– 0	–	168,732,437
Asset-Backed Securities		– 0	–	62,134,525			4,564,579		66,699,104
Commercial Mortgage-Backed Securities		– 0	–	36,251,837			4,439,198		40,691,035
Mortgage Pass-Throughs		– 0	–	24,770,605			– 0	–	24,770,605
Corporates - Non-Investment Grades		– 0	–	9,471,036			– 0	–	9,471,036
Quasi-Sovereigns		– 0	–	8,653,784			– 0	–	8,653,784
Agencies		– 0	–	8,336,817			– 0	–	8,336,817
Governments - Sovereign Bonds		– 0	–	2,857,619			– 0	–	2,857,619
Short-Term Investments		4,142,312		– 0	–		– 0	–	4,142,312

Total Investments in Securities		4,142,312		1,095,266,946			9,003,777		1,108,413,035
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	334,176			– 0	–	334,176
Credit Default Swap Contracts		– 0	–	110,586			– 0	–	110,586
Liabilities:
Futures Contracts		(159,592)		– 0	–		– 0	–	(159,592)
Forward Currency Exchange Contracts		– 0	–	(36,348)			– 0	–	(36,348)
Interest Rate Swap Contracts		– 0	–	(2,878,195)			– 0	–	(2,878,195)

Total+		$3,982,720		$1,092,797,165			$9,003,777		$1,105,783,662

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Bank Loans
Balance as of 8/31/12	$8,646,219		$4,328,766			$1,108,530
Accrued discounts/(premiums)	14		(19,569)			(51)
Realized gain (loss)	9,842		– 0	–		14,862
Change in unrealized appreciation/depreciation	(15,747)		130,001			(21,593)
Purchases	– 0	–	– 0	–		1,102,736
Sales	(718,762)		– 0	–		(2,204,484)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3+	(3,356,987)		– 0	–		– 0	–

Balance as of 11/30/12	$4,564,579		$4,439,198		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 11/31/12	$(15,747)		$130,001		$	– 0	–

	Total
Balance as of 8/31/12	$14,083,515
Accrued discounts/(premiums)	(19,606)
Realized gain (loss)	24,704
Change in unrealized appreciation/depreciation	92,661
Purchases	1,102,736
Sales	(2,923,246)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(3,356,987)

Balance as of 11/30/12	$9,003,777

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$114,254

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at November 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$4,564,579	Third Party Vendor	Evaluated Quotes	$100.02 - $100.79
Commercial Mortgage-Backed Securities	$4,439,198	Third Party Vendor	Evaluated Quotes	$116.67

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Volatility Management

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 40.8%
Financials - 7.7%
Capital Markets - 0.7%
3i Group PLC	23,879	$80,969
Aberdeen Asset Management PLC	21,155	114,594
Ameriprise Financial, Inc.	5,800	351,886
Bank of New York Mellon Corp. (The)	32,500	778,050
BlackRock, Inc.-Class A	3,540	697,522
Charles Schwab Corp. (The)	30,100	394,310
Credit Suisse Group AG (a)	30,053	712,006
Daiwa Securities Group, Inc.	41,000	182,484
Deutsche Bank AG (REG)	22,855	1,008,120
E*Trade Financial Corp. (a)	7,000	58,940
Federated Investors, Inc.-Class B (b)	2,500	49,625
Franklin Resources, Inc.	3,800	501,676
GAM Holding AG (a)	4,585	58,966
Goldman Sachs Group, Inc. (The)	12,400	1,460,596
ICAP PLC	13,503	63,121
Invesco Ltd.	12,200	304,878
Investec PLC	13,241	81,043
Julius Baer Group Ltd. (a)	5,081	174,209
Legg Mason, Inc.	3,300	84,249
Macquarie Group Ltd.	8,144	278,786
Man Group PLC	44,764	55,123
Mediobanca SpA	12,704	70,317
Morgan Stanley	38,000	641,060
Nomura Holdings, Inc.	89,300	371,557
Northern Trust Corp.	6,000	288,120
Partners Group Holding AG	328	71,508
Ratos AB	4,711	46,957
SBI Holdings, Inc./Japan	5,520	41,389
Schroders PLC	2,779	71,067
State Street Corp.	13,200	586,608
T Rowe Price Group, Inc.	7,000	452,690
UBS AG (a)	89,535	1,404,047

		11,536,473

Commercial Banks - 2.5%
Aozora Bank Ltd. (b)	14,000	43,378
Australia & New Zealand Banking Group Ltd.	65,888	1,676,797
Banca Monte dei Paschi di Siena SpA (a)	157,974	41,727
Banco Bilbao Vizcaya Argentaria SA	132,336	1,122,808
Banco de Sabadell SA (a)	69,022	192,739
Banco Espirito Santo SA (a)	49,396	49,343
Banco Popolare SC (a)	43,367	63,948
Banco Popular Espanol SA (a)(b)	32,722	27,363
Banco Santander SA	242,108	1,865,089
Bank Hapoalim BM (a)	25,975	107,051
Bank Leumi Le-Israel BM (a)	30,797	103,961
Bank of East Asia Ltd. (b)	33,600	128,719
Bank of Kyoto Ltd. (The)	8,000	68,405
Bank of Yokohama Ltd. (The)	30,000	142,622
Bankia SA (a)(b)	24,514	22,875
Banque Cantonale Vaudoise	74	40,630
Barclays PLC	285,749	1,133,375
BB&T Corp.	19,200	540,864

Company	Shares	U.S. $ Value
Bendigo and Adelaide Bank Ltd.	9,752	82,299
BNP Paribas SA	23,757	1,329,467
BOC Hong Kong Holdings Ltd.	91,000	279,348
CaixaBank (b)	20,102	76,871
Chiba Bank Ltd. (The)	19,000	113,676
Chugoku Bank Ltd. (The)	4,000	55,972
Comerica, Inc.	5,300	156,827
Commerzbank AG (a)	89,406	160,734
Commonwealth Bank of Australia	39,148	2,440,393
Credit Agricole SA (a)	24,569	186,699
Danske Bank A/S (a)	16,037	274,895
DBS Group Holdings Ltd.	45,000	532,545
DnB ASA	24,029	298,771
Erste Group Bank AG (a)	5,336	157,152
Fifth Third Bancorp	25,300	370,392
First Horizon National Corp.	6,800	64,328
Fukuoka Financial Group, Inc.	19,000	75,115
Gunma Bank Ltd. (The)	9,000	43,344
Hachijuni Bank Ltd. (The)	10,000	50,731
Hang Seng Bank Ltd.	18,800	286,551
HSBC Holdings PLC	446,560	4,560,334
Huntington Bancshares, Inc./OH	23,600	145,140
Intesa Sanpaolo SpA	247,745	417,466
Intesa Sanpaolo SpA - RSP	22,928	31,348
Iyo Bank Ltd. (The)	6,000	46,669
Joyo Bank Ltd. (The)	16,000	78,197
KBC Groep NV	3,961	119,483
KeyCorp	25,900	209,272
Lloyds Banking Group PLC (a)	1,037,756	774,946
M&T Bank Corp.	3,300	322,509
Mitsubishi UFJ Financial Group, Inc.	313,200	1,440,532
Mizrahi Tefahot Bank Ltd. (a)	3,047	29,710
Mizuho Financial Group, Inc.	561,800	905,757
National Australia Bank Ltd.	55,061	1,397,761
Natixis	22,737	72,992
Nishi-Nippon City Bank Ltd. (The)	17,000	40,945
Nordea Bank AB	64,727	593,446
Oversea-Chinese Banking Corp., Ltd.	63,000	485,483
PNC Financial Services Group, Inc.	14,600	819,644
Raiffeisen Bank International AG (b)	1,202	49,538
Regions Financial Corp.	38,900	259,463
Resona Holdings, Inc.	46,400	194,774
Royal Bank of Scotland Group PLC (a)	51,251	242,842
Seven Bank Ltd.	13,177	34,403
Shinsei Bank Ltd.	37,000	63,036
Shizuoka Bank Ltd. (The)	13,000	128,727
Skandinaviska Enskilda Banken AB	34,682	279,501
Societe Generale SA (a)	17,174	622,563
Standard Chartered PLC	58,812	1,371,793
Sumitomo Mitsui Financial Group, Inc.	33,000	1,068,223
Sumitomo Mitsui Trust Holdings, Inc.	77,000	234,771
SunTrust Banks, Inc.	14,800	401,820
Suruga Bank Ltd.	4,000	51,824
Svenska Handelsbanken AB	12,139	432,025
Swedbank AB	20,206	373,662
UniCredit SpA (a)	99,606	464,264
Unione di Banche Italiane SCPA	21,064	82,426
United Overseas Bank Ltd.	31,000	475,265

Company	Shares	U.S. $ Value
US Bancorp	52,200	1,683,972
Wells Fargo & Co.	135,300	4,466,253
Westpac Banking Corp.	75,119	2,000,774
Wing Hang Bank Ltd.	4,500	44,452
Yamaguchi Financial Group, Inc.	5,000	45,647
Zions Bancorporation	5,000	100,350

		42,071,806

Consumer Finance - 0.2%
Aeon Credit Service Co., Ltd. (b)	1,600	31,353
American Express Co.	27,200	1,520,480
Capital One Financial Corp.	15,985	920,736
Credit Saison Co., Ltd.	3,900	87,034
Discover Financial Services	14,200	590,862
SLM Corp.	12,900	213,495

		3,363,960

Diversified Financial Services - 0.9%
ASX Ltd.	4,306	132,388
Bank of America Corp.	296,802	2,926,468
Citigroup, Inc.	80,700	2,789,799
CME Group, Inc.-Class A	8,400	464,268
Deutsche Boerse AG	4,745	267,147
Eurazeo	734	35,192
Exor SpA	1,576	39,008
First Pacific Co., Ltd./Hong Kong	51,800	54,511
Groupe Bruxelles Lambert SA	1,984	154,504
Hong Kong Exchanges and Clearing Ltd.	25,200	401,434
Industrivarden AB	2,895	43,003
ING Groep NV (a)	94,178	850,991
IntercontinentalExchange, Inc. (a)	2,000	264,300
Investment AB Kinnevik	5,057	98,552
Investor AB	11,199	259,659
JPMorgan Chase & Co.	104,600	4,296,968
Leucadia National Corp.	5,400	119,610
London Stock Exchange Group PLC	4,333	67,923
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,430	62,508
Moody’s Corp.	5,300	257,474
NASDAQ OMX Group, Inc. (The)	3,200	77,536
NYSE Euronext	6,700	156,445
ORIX Corp.	2,580	259,967
Pargesa Holding SA	664	44,626
Pohjola Bank PLC	3,407	47,633
Resolution Ltd.	34,219	130,412
Singapore Exchange Ltd.	21,000	118,436
Wendel SA	808	75,843

		14,496,605

Insurance - 1.6%
ACE Ltd.	9,300	736,839
Admiral Group PLC	5,003	89,731
Aegon NV	42,259	243,027
Aflac, Inc.	12,900	683,571
Ageas	5,742	153,669
AIA Group Ltd.	251,700	983,725
Allianz SE	11,195	1,456,353
Allstate Corp. (The)	13,300	538,384
American International Group, Inc. (a)	32,040	1,061,485

Company	Shares	U.S. $ Value
AMP Ltd.	71,181	341,935
AON PLC	8,900	505,520
Assicurazioni Generali SpA	28,710	482,286
Assurant, Inc.	2,200	75,262
Aviva PLC	71,746	403,790
AXA SA	43,471	715,963
Baloise Holding AG	1,168	98,052
Berkshire Hathaway, Inc. (a)	50,500	4,448,040
Chubb Corp. (The)	7,300	562,027
Cincinnati Financial Corp.	4,000	162,080
CNP Assurances	3,652	53,233
Dai-ichi Life Insurance Co., Ltd. (The)	209	238,348
Delta Lloyd NV	3,409	50,964
Genworth Financial, Inc.-Class A (a)	13,500	80,325
Gjensidige Forsikring ASA	4,918	69,333
Hannover Rueckversicherung AG	1,483	109,350
Hartford Financial Services Group, Inc.	12,000	254,160
Insurance Australia Group Ltd.	51,119	247,214
Legal & General Group PLC	144,425	337,544
Lincoln National Corp.	7,600	187,720
Loews Corp.	8,600	351,568
Mapfre SA	18,930	53,313
Marsh & McLennan Cos., Inc.	14,900	524,778
MetLife, Inc.	29,200	969,148
MS&AD Insurance Group Holdings	12,500	217,919
Muenchener Rueckversicherungs AG	4,410	753,093
NKSJ Holdings, Inc.	9,000	171,425
Old Mutual PLC	119,669	328,802
Principal Financial Group, Inc.	7,600	206,340
Progressive Corp. (The)	15,400	327,250
Prudential Financial, Inc.	12,800	667,136
Prudential PLC	62,742	912,074
QBE Insurance Group Ltd.	29,055	331,994
RSA Insurance Group PLC	87,322	164,487
Sampo Oyj	10,305	329,354
SCOR SE	4,014	106,061
Sony Financial Holdings, Inc.	4,278	73,798
Standard Life PLC	57,972	297,425
Suncorp Group Ltd.	31,635	320,198
Swiss Life Holding AG (a)	749	100,327
Swiss Re AG (a)	8,659	624,470
T&D Holdings, Inc.	14,250	153,953
Tokio Marine Holdings, Inc.	17,800	458,390
Torchmark Corp.	2,600	135,174
Travelers Cos., Inc. (The)	10,600	750,692
Tryg AS	603	42,904
Unum Group	7,700	157,003
Vienna Insurance Group AG Wiener Versicherung Gruppe	944	44,846
XL Group PLC	8,400	204,372
Zurich Insurance Group AG (a)	3,623	925,481

		26,073,705

Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	10,900	816,737
Ascendas Real Estate Investment Trust	198,000	389,050
British Land Co. PLC	85,015	749,674
CapitaMall Trust	237,550	403,088
CFS Retail Property Trust Group	202,554	410,348

Company	Shares	U.S. $ Value
Corio NV	8,231	369,374
EPR Properties	3,360	152,376
Gecina SA	1,849	204,587
GPT Group	166,812	607,817
Hammerson PLC	68,853	520,163
ICADE	2,125	192,171
Japan Real Estate Investment Corp.	53	521,175
Klepierre	9,302	356,981
Land Securities Group PLC	75,729	981,020
Link REIT (The)	218,900	1,195,896
Mirvac Group	332,148	510,081
Nippon Building Fund, Inc.	60	628,881
Plum Creek Timber Co., Inc.	4,400	188,540
Shopping Centres Australasia Property Group (a)	1	1
Stockland	217,278	768,987
Unibail-Rodamco SE	8,817	2,071,472
Westfield Group	220,674	2,402,324
Westfield Retail Trust	293,171	915,496

		15,356,239

Real Estate Management & Development - 0.9%
Aeon Mall Co., Ltd.	8,320	215,554
CapitaLand Ltd.	293,050	846,914
CapitaMalls Asia Ltd.	146,296	229,947
CBRE Group, Inc. (a)	8,300	157,119
City Developments Ltd.	61,200	587,224
Daito Trust Construction Co., Ltd.	1,800	174,886
Daiwa House Industry Co., Ltd.	13,000	199,314
Hang Lung Group Ltd. (b)	22,000	121,457
Hang Lung Properties Ltd.	217,150	794,012
Henderson Land Development Co., Ltd.	107,400	764,664
Hulic Co., Ltd. (a)	5,895	39,543
IMMOFINANZ AG (a)	22,877	92,484
Keppel Land Ltd.	71,450	210,556
Kerry Properties Ltd.	68,900	349,702
Mitsubishi Estate Co., Ltd.	106,240	2,056,389
Mitsui Fudosan Co., Ltd.	84,090	1,762,649
New World Development Co., Ltd.	422,550	664,874
Nomura Real Estate Holdings, Inc.	7,780	134,964
NTT Urban Development Corp.	124	105,350
Sino Land Co., Ltd.	284,360	512,696
Sumitomo Realty & Development Co., Ltd.	43,590	1,192,124
Sun Hung Kai Properties Ltd.	181,100	2,651,709
Wharf Holdings Ltd.	146,350	1,131,636

		14,995,767

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	13,000	104,780
People’s United Financial, Inc.	9,600	117,024

		221,804

		128,116,359

Information Technology - 4.7%
Communications Equipment - 0.5%
Alcatel-Lucent/France (a)	57,177	62,911
Cisco Systems, Inc.	145,700	2,755,187
F5 Networks, Inc. (a)	2,200	206,096

Company	Shares	U.S. $ Value
Harris Corp.	3,100	146,103
JDS Uniphase Corp. (a)	6,300	76,419
Juniper Networks, Inc. (a)	14,500	260,710
Motorola Solutions, Inc.	7,900	430,155
Nokia Oyj (b)	92,081	302,546
QUALCOMM, Inc.	46,900	2,983,778
Telefonaktiebolaget LM Ericsson-Class B	74,049	694,111

		7,918,016

Computers & Peripherals - 1.2%
Apple, Inc.	25,860	15,135,341
Dell, Inc.	40,100	386,564
EMC Corp./MA (a)	57,800	1,434,596
Fujitsu Ltd.	46,000	174,871
Gemalto NV	1,948	179,256
Hewlett-Packard Co.	54,100	702,759
NEC Corp. (a)	64,000	112,006
NetApp, Inc. (a)	10,000	317,100
SanDisk Corp. (a)	6,600	258,060
Seagate Technology PLC (b)	9,680	242,968
Seiko Epson Corp. (b)	3,200	18,816
Toshiba Corp.	99,000	339,027
Western Digital Corp.	6,100	203,984

		19,505,348

Electronic Equipment & Instruments & Components - 0.2%
Amphenol Corp.-Class A	4,400	272,448
Citizen Holdings Co., Ltd.	6,500	32,667
Corning, Inc.	41,000	501,430
FLIR Systems, Inc.	4,100	83,640
Foxconn International Holdings Ltd. (a)(b)	54,000	26,781
Fujifilm Holdings Corp.	11,400	209,946
Hamamatsu Photonics KK	1,700	60,104
Hexagon AB	5,822	144,322
Hirose Electric Co., Ltd.	700	79,806
Hitachi High-Technologies Corp.	1,500	33,502
Hitachi Ltd.	114,000	660,668
Hoya Corp.	10,700	205,852
Ibiden Co., Ltd.	3,000	41,293
Jabil Circuit, Inc.	5,100	96,900
Keyence Corp.	1,100	307,934
Kyocera Corp.	3,800	351,644
Molex, Inc. (b)	3,700	97,606
Murata Manufacturing Co., Ltd.	5,000	284,439
Nippon Electric Glass Co., Ltd.	9,000	51,538
Omron Corp.	5,000	111,170
Shimadzu Corp.	6,000	38,392
TDK Corp. (b)	3,000	117,956
TE Connectivity Ltd.	11,700	411,723
Yaskawa Electric Corp.	5,000	40,093
Yokogawa Electric Corp. (b)	5,000	53,196

		4,315,050

Company	Shares	U.S. $ Value
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	4,900	179,438
Dena Co., Ltd. (b)	2,596	95,110
eBay, Inc. (a)	31,900	1,684,958
Google, Inc.-Class A (a)	7,350	5,133,020
United Internet AG	2,379	53,356
VeriSign, Inc. (a)	4,300	146,759
Yahoo! Japan Corp.	358	120,606
Yahoo!, Inc. (a)	28,700	538,699

		7,951,946

IT Services - 0.8%
Accenture PLC	17,500	1,188,600
Amadeus IT Holding SA	7,704	179,971
AtoS	1,336	94,963
Automatic Data Processing, Inc.	13,300	754,908
Cap Gemini SA	3,639	154,263
Cognizant Technology Solutions Corp.-Class A (a)	8,200	551,286
Computer Sciences Corp.	4,200	159,852
Computershare Ltd.	10,930	99,357
Fidelity National Information Services, Inc.	6,800	245,480
Fiserv, Inc. (a)	3,700	284,863
International Business Machines Corp.	29,600	5,626,072
Itochu Techno-Solutions Corp.	600	27,529
Mastercard, Inc.-Class A	2,980	1,456,266
Nomura Research Institute Ltd.	2,500	48,462
NTT Data Corp.	31	90,146
Otsuka Corp.	400	31,804
Paychex, Inc.	8,800	286,352
SAIC, Inc. (b)	7,800	89,934
Teradata Corp. (a)	4,700	279,556
Total System Services, Inc.	4,400	96,580
Visa, Inc.-Class A	14,400	2,155,824
Western Union Co. (The)-Class W	16,500	208,065

		14,110,133

Office Electronics - 0.1%
Brother Industries Ltd.	5,800	56,468
Canon, Inc.	27,900	987,058
Konica Minolta Holdings, Inc.	12,000	86,109
Ricoh Co., Ltd. (b)	16,000	149,162
Xerox Corp. (b)	36,000	245,160

		1,523,957

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (a)(b)	16,500	36,300
Advantest Corp. (b)	3,700	49,690
Altera Corp.	8,800	285,032
Analog Devices, Inc.	8,200	332,920
Applied Materials, Inc.	34,000	364,820
ARM Holdings PLC	33,857	421,185
ASM Pacific Technology Ltd. (b)	4,900	57,198
ASML Holding NV	7,949	497,034
Broadcom Corp.-Class A (a)	14,100	456,558
Infineon Technologies AG	26,721	205,046
Intel Corp.	137,800	2,696,746
KLA-Tencor Corp.	4,600	209,162

Company	Shares	U.S. $ Value
Lam Research Corp. (a)	4,988	175,179
Linear Technology Corp.	6,300	209,097
LSI Corp. (a)	15,300	103,122
Mellanox Technologies Ltd. (a)	879	66,737
Microchip Technology, Inc. (b)	5,300	161,226
Micron Technology, Inc. (a)	28,000	167,440
NVIDIA Corp.	17,000	203,660
Rohm Co., Ltd.	2,400	68,559
STMicroelectronics NV	15,672	99,768
Sumco Corp. (a)	2,900	20,396
Teradyne, Inc. (a)	5,100	79,764
Texas Instruments, Inc.	31,300	922,411
Tokyo Electron Ltd.	4,200	188,155
Xilinx, Inc.	7,200	249,480

		8,326,685

Software - 0.9%
Adobe Systems, Inc. (a)	13,500	467,235
Autodesk, Inc. (a)	6,200	205,406
BMC Software, Inc. (a)	4,000	163,840
CA, Inc.	9,400	208,304
Citrix Systems, Inc. (a)	5,200	318,032
Dassault Systemes SA	1,523	172,502
Electronic Arts, Inc. (a)	8,700	128,847
Intuit, Inc.	7,600	455,316
Konami Corp.	2,500	60,500
Microsoft Corp.	207,800	5,531,636
Nexon Co., Ltd. (a)(b)	2,659	29,887
NICE Systems Ltd. (a)	1,458	49,722
Nintendo Co., Ltd.	2,600	312,452
Oracle Corp.	104,900	3,367,290
Oracle Corp. Japan	900	37,870
Red Hat, Inc. (a)	5,300	261,820
Sage Group PLC (The)	31,159	155,650
Salesforce.com, Inc. (a)	3,600	567,612
SAP AG	22,647	1,768,256
Square Enix Holdings Co., Ltd. (b)	1,600	21,558
Symantec Corp. (a)	19,300	362,068
Trend Micro, Inc./Japan	2,600	68,151

		14,713,954

		78,365,089

Industrials - 4.3%
Aerospace & Defense - 0.6%
BAE Systems PLC	79,867	419,118
Boeing Co. (The)	18,600	1,381,608
Cobham PLC	26,520	90,118
European Aeronautic Defence and Space Co. NV	10,138	341,756
Finmeccanica SpA (a)	9,951	52,386
General Dynamics Corp.	9,100	605,150
Honeywell International, Inc.	21,500	1,318,595
L-3 Communications Holdings, Inc.	2,700	207,495
Lockheed Martin Corp.	7,400	690,420
Meggitt PLC	19,234	120,103

Company	Shares	U.S. $ Value
Northrop Grumman Corp.	6,800	453,560
Precision Castparts Corp.	4,000	733,560
Raytheon Co.	9,100	519,883
Rockwell Collins, Inc.	3,900	223,002
Rolls-Royce Holdings PLC (a)	46,035	657,510
Safran SA	5,640	231,238
Singapore Technologies Engineering Ltd.	38,000	114,203
Textron, Inc.	7,700	180,873
Thales SA	2,239	80,612
United Technologies Corp.	23,100	1,850,541
Zodiac Aerospace	839	93,814

		10,365,545

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	4,400	271,656
Deutsche Post AG	20,809	432,221
Expeditors International of Washington, Inc.	5,800	217,036
FedEx Corp.	8,100	725,193
Kuehne & Nagel International AG	1,328	160,011
TNT Express NV	8,015	78,217
Toll Holdings Ltd.	16,751	81,447
United Parcel Service, Inc.-Class B	19,800	1,447,578
Yamato Holdings Co., Ltd.	9,200	138,093

		3,551,452

Airlines - 0.1%
All Nippon Airways Co., Ltd.	28,000	60,161
Cathay Pacific Airways Ltd.	29,000	50,957
Deutsche Lufthansa (REG)	5,630	93,507
International Consolidated Airlines Group SA (a)	22,810	61,471
Qantas Airways Ltd. (a)	27,291	37,786
Singapore Airlines Ltd.	13,000	114,445
Southwest Airlines Co.	20,400	194,412

		612,739

Building Products - 0.1%
Asahi Glass Co., Ltd.	25,000	191,138
Assa Abloy AB	8,154	295,421
Cie de St-Gobain	9,700	387,447
Daikin Industries Ltd.	5,800	182,871
Geberit AG (a)	931	196,874
LIXIL Group Corp.	6,500	138,043
Masco Corp.	9,800	166,208
TOTO Ltd.	7,000	48,024

		1,606,026

Commercial Services & Supplies - 0.2%
ADT Corp. (The) (a)	6,350	291,465
Aggreko PLC	6,595	235,916
Avery Dennison Corp.	2,700	90,315
Babcock International Group PLC	8,831	141,051
Brambles Ltd.	38,220	288,849
Cintas Corp.	2,900	120,176
Dai Nippon Printing Co., Ltd.	14,000	105,184
Edenred	4,166	127,021
G4S PLC	34,686	137,365
Pitney Bowes, Inc. (b)	5,500	61,545

Company	Shares	U.S. $ Value
Republic Services, Inc.-Class A	8,200	233,454
RR Donnelley & Sons Co. (b)	4,900	46,060
Secom Co., Ltd.	5,200	266,872
Securitas AB	7,699	60,317
Serco Group PLC	12,250	107,425
Societe BIC SA	704	88,023
Stericycle, Inc. (a)	2,400	224,328
Toppan Printing Co., Ltd.	14,000	86,943
Tyco International Ltd.	12,700	360,299
Waste Management, Inc.	12,000	390,840

		3,463,448

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	3,482	74,550
Balfour Beatty PLC	16,905	70,023
Bouygues SA	4,645	114,790
Chiyoda Corp.	4,000	57,934
Ferrovial SA	9,920	147,178
Fluor Corp.	4,600	244,168
Hochtief AG (a)	757	40,465
Jacobs Engineering Group, Inc. (a)	3,500	143,290
JGC Corp.	5,000	165,586
Kajima Corp.	21,000	60,606
Kinden Corp.	3,000	18,043
Koninklijke Boskalis Westminster NV	1,781	75,270
Leighton Holdings Ltd.	3,730	67,168
Obayashi Corp.	16,000	75,805
Quanta Services, Inc. (a)	5,800	149,988
Shimizu Corp.	15,000	45,254
Skanska AB	9,342	148,608
Taisei Corp.	25,000	68,085
Vinci SA	11,313	500,002

		2,266,813

Electrical Equipment - 0.3%
ABB Ltd. (REG) (a)	54,069	1,054,282
Alstom SA	5,069	184,722
Cooper Industries PLC	4,400	327,800
Emerson Electric Co.	20,000	1,004,600
First Solar, Inc. (a)(b)	1,600	43,184
Fuji Electric Co., Ltd.	14,000	29,989
Furukawa Electric Co., Ltd. (a)	16,000	30,625
GS Yuasa Corp. (b)	9,000	34,991
Legrand SA	5,829	236,376
Mabuchi Motor Co., Ltd.	600	25,336
Mitsubishi Electric Corp.	48,000	375,047
Nidec Corp.	2,700	164,287
Prysmian SpA	5,009	94,865
Rockwell Automation, Inc.	3,900	309,036
Roper Industries, Inc.	2,700	301,131
Schneider Electric SA	12,823	902,672
Sumitomo Electric Industries Ltd.	18,500	200,670
Ushio, Inc.	2,600	29,790

		5,349,403

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.8%
3M Co.	17,500	1,591,625
Danaher Corp.	16,100	868,917
Delek Group Ltd.	112	25,145
Fraser and Neave Ltd.	23,000	177,571
General Electric Co.	290,800	6,144,604
Hutchison Whampoa Ltd.	52,000	533,924
Keppel Corp., Ltd.	35,000	306,880
Koninklijke Philips Electronics NV	25,559	660,985
NWS Holdings Ltd.	35,000	56,809
Orkla ASA	18,975	154,490
SembCorp Industries Ltd.	24,000	101,762
Siemens AG	20,231	2,091,607
Smiths Group PLC	9,655	169,480

		12,883,799

Industrial Warehouse Distribution - 0.2%
DCT Industrial Trust, Inc. (b)	17,960	112,250
EastGroup Properties, Inc.	2,030	106,128
First Industrial Realty Trust, Inc. (a)(b)	7,050	93,060
Global Logistic Properties Ltd.	217,815	501,114
Hansteen Holdings PLC	46,363	57,737
Hopewell Holdings Ltd.	14,000	55,090
Mapletree Industrial Trust	88,662	99,877
Mapletree Logistics Trust	132,105	120,072
ProLogis, Inc.	45,885	1,557,337
Segro PLC	72,066	272,953
Warehouses De Pauw SCA	690	39,799

		3,015,417

Machinery - 0.9%
Alfa Laval AB	8,251	162,483
Amada Co., Ltd.	9,000	51,630
Andritz AG	1,790	114,040
Atlas Copco AB	9,595	221,680
Atlas Copco AB-Class A	16,511	425,574
Caterpillar, Inc.	18,000	1,534,320
Cummins, Inc.	4,900	480,984
Deere & Co.	10,800	907,740
Dover Corp.	5,000	317,950
Eaton Corp. (b)	9,300	485,088
FANUC Corp.	4,700	795,775
Fiat Industrial SpA	21,042	225,000
Flowserve Corp.	1,400	193,970
GEA Group AG	4,293	140,409
Hino Motors Ltd.	6,000	51,806
Hitachi Construction Machinery Co., Ltd. (b)	2,600	45,741
IHI Corp.	32,000	71,301
Illinois Tool Works, Inc.	11,900	732,683
IMI PLC	7,895	133,487
Ingersoll-Rand PLC	7,900	385,362
Invensys PLC	19,984	101,042
Japan Steel Works Ltd. (The)	8,000	44,339
Joy Global, Inc.	2,900	165,271
JTEKT Corp.	5,500	44,648
Kawasaki Heavy Industries Ltd.	35,000	81,574
Komatsu Ltd.	23,000	518,588
Kone Oyj	3,828	286,785
Kubota Corp.	27,000	287,808
Kurita Water Industries Ltd.	2,800	61,175
Makita Corp.	2,800	118,785

Company	Shares	U.S. $ Value
MAN SE	1,040	109,372
Melrose Industries PLC	29,587	100,961
Metso Oyj	3,142	118,249
Mitsubishi Heavy Industries Ltd.	75,000	349,579
Nabtesco Corp.	2,000	39,829
NGK Insulators Ltd.	7,000	75,242
NSK Ltd.	11,000	65,767
NTN Corp. (a)(b)	11,000	22,913
PACCAR, Inc.	9,700	426,218
Pall Corp.	3,200	190,336
Parker Hannifin Corp.	4,100	336,815
Pentair Ltd.	5,784	280,466
Sandvik AB	24,674	369,524
Scania AB	7,868	163,618
Schindler Holding AG	1,195	167,689
Schindler Holding AG (REG)	529	73,981
SembCorp Marine Ltd. (b)	21,000	78,402
SKF AB	9,638	232,045
SMC Corp./Japan	1,300	220,317
Snap-On, Inc.	1,600	127,104
Stanley Black & Decker, Inc.	4,600	330,786
Sulzer AG	590	91,483
Sumitomo Heavy Industries Ltd.	14,000	59,155
THK Co., Ltd.	3,000	51,721
Vallourec SA	2,538	131,926
Volvo AB-Class B	34,219	485,532
Wartsila Oyj Abp	4,122	173,981
Weir Group PLC (The)	5,225	158,214
Xylem, Inc./NY	5,100	133,059
Yangzijiang Shipbuilding Holdings Ltd. (b)	47,200	36,094
Zardoya Otis SA	3,789	51,936

		14,439,352

Marine - 0.0%
AP Moeller - Maersk A/S-Class A	14	94,690
AP Moeller - Maersk A/S-Class B	32	228,450
Cosco Corp. Singapore Ltd. (b)	25,000	18,208
Kawasaki Kisen Kaisha Ltd. (a)(b)	22,000	29,186
Mitsui OSK Lines Ltd.	27,000	68,113
Neptune Orient Lines Ltd./Singapore (a)(b)	22,000	19,635
Nippon Yusen KK (b)	40,000	85,345
Orient Overseas International Ltd.	5,500	34,926

		578,553

Mixed Office Industrial - 0.1%
Goodman Group	149,958	723,130

Professional Services - 0.1%
Adecco SA (a)	3,258	161,205
ALS Ltd/Queensland (b)	8,299	82,445
Bureau Veritas SA	1,359	150,855
Capita PLC	16,078	196,500
Dun & Bradstreet Corp. (The)	1,200	95,016
Equifax, Inc.	3,300	169,092
Experian PLC	24,809	412,469
Intertek Group PLC	3,953	195,773
Randstad Holding NV	2,962	96,452
Robert Half International, Inc.	3,900	110,214
SGS SA	135	303,068

		1,973,089

Company	Shares	U.S. $ Value
Road & Rail - 0.3%
Asciano Ltd.	23,983	108,989
Central Japan Railway Co.	3,546	281,209
ComfortDelGro Corp. Ltd.	46,000	64,769
CSX Corp.	28,600	565,136
DSV A/S	4,672	110,274
East Japan Railway Co.	8,400	552,195
Hankyu Hanshin Holdings, Inc.	28,000	147,871
Keikyu Corp.	12,000	110,293
Keio Corp.	14,000	102,716
Keisei Electric Railway Co., Ltd.	7,000	59,158
Kintetsu Corp. (b)	40,000	159,356
MTR Corp., Ltd	35,500	141,967
Nippon Express Co., Ltd.	21,000	75,570
Norfolk Southern Corp.	8,800	531,344
Odakyu Electric Railway Co., Ltd.	15,000	153,236
QR National Ltd.	41,996	158,353
Ryder System, Inc.	1,400	65,898
Tobu Railway Co., Ltd.	25,000	129,449
Tokyu Corp.	28,000	143,832
Union Pacific Corp.	13,100	1,608,418
West Japan Railway Co.	4,180	167,348

		5,437,381

Trading Companies & Distributors - 0.2%
Brenntag AG	1,266	163,707
Bunzl PLC	8,145	134,303
Fastenal Co. (b)	7,400	309,394
ITOCHU Corp.	37,000	371,128
Marubeni Corp.	41,000	271,252
Mitsubishi Corp.	34,600	658,618
Mitsui & Co., Ltd.	42,700	592,660
Noble Group Ltd.	95,000	84,236
Rexel SA	2,644	51,475
Sojitz Corp.	30,800	38,952
Sumitomo Corp.	27,700	345,047
Toyota Tsusho Corp.	5,200	120,139
Wolseley PLC	7,018	326,068
WW Grainger, Inc.	1,700	329,834

		3,796,813

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	9,015	131,978
Aeroports de Paris	730	56,364
Atlantia SpA	8,137	139,112
Auckland International Airport Ltd.	22,763	50,069
Fraport AG Frankfurt Airport Services Worldwide	904	50,168
Groupe Eurotunnel SA	13,783	104,054
Hutchison Port Holdings Trust	128,500	99,518
Kamigumi Co., Ltd.	6,000	46,475
Koninklijke Vopak NV	1,729	127,809
Mitsubishi Logistics Corp.	3,000	38,641
Sydney Airport	9,153	33,938
Transurban Group	32,272	209,226

		1,087,352

		71,150,312

Company	Shares	U.S. $ Value
Consumer Staples - 4.2%
Beverages - 0.9%
Anheuser-Busch InBev NV	19,746	1,733,944
Asahi Group Holdings Ltd.	9,500	213,798
Beam, Inc.	4,400	246,884
Brown-Forman Corp.-Class B	4,150	291,247
Carlsberg A/S	2,630	256,127
Coca Cola Hellenic Bottling Co. SA (a)	4,957	115,269
Coca-Cola Amatil Ltd.	14,040	201,438
Coca-Cola Co. (The)	106,600	4,042,272
Coca-Cola Enterprises, Inc.	7,600	236,968
Coca-Cola West Co., Ltd.	1,500	23,321
Constellation Brands, Inc.-Class A (a)	4,000	143,520
Diageo PLC	61,601	1,837,386
Dr Pepper Snapple Group, Inc.	5,800	260,130
Heineken Holding NV	2,479	134,330
Heineken NV	5,665	373,883
Kirin Holdings Co., Ltd.	21,000	258,176
Molson Coors Brewing Co.-Class B	4,300	178,278
Monster Beverage Corp. (a)	4,210	219,130
PepsiCo, Inc.	42,900	3,012,009
Pernod-Ricard SA	5,207	589,984
Remy Cointreau SA	549	61,504
SABMiller PLC	23,494	1,065,260

		15,494,858

Food & Staples Retailing - 0.9%
Aeon Co., Ltd.	14,800	165,740
Carrefour SA	14,198	350,415
Casino Guichard Perrachon SA	1,360	123,469
Colruyt SA	1,865	85,851
Costco Wholesale Corp.	11,900	1,237,481
CVS Caremark Corp.	35,000	1,627,850
Delhaize Group SA	2,505	92,811
Distribuidora Internacional de Alimentacion SA	15,033	93,424
FamilyMart Co., Ltd.	1,400	62,225
J Sainsbury PLC	30,110	164,894
Jeronimo Martins SGPS SA	5,416	100,966
Kesko Oyj	1,563	49,360
Koninklijke Ahold NV	25,715	326,221
Kroger Co. (The)	15,000	393,600
Lawson, Inc.	1,500	101,544
Metcash Ltd. (b)	21,249	76,077
Metro AG	3,188	89,258
Olam International Ltd. (b)	39,000	50,268
Safeway, Inc. (b)	6,500	111,215
Seven & I Holdings Co., Ltd.	18,500	539,144
Sysco Corp.	16,100	509,565
Tesco PLC	197,687	1,031,280
Wal-Mart Stores, Inc.	46,300	3,334,526
Walgreen Co.	23,600	800,276
Wesfarmers Ltd.	24,748	917,945
Whole Foods Market, Inc.	4,700	438,792
WM Morrison Supermarkets PLC	57,497	247,735
Woolworths Ltd.	30,259	925,078

		14,047,010

Company	Shares	U.S. $ Value
Food Products - 1.0%
Ajinomoto Co., Inc.	16,000	228,810
Archer-Daniels-Midland Co.	18,100	483,270
Aryzta AG (a)	2,145	108,503
Associated British Foods PLC	8,760	207,528
Barry Callebaut AG (a)	44	44,660
Campbell Soup Co.	4,900	180,075
ConAgra Foods, Inc.	11,100	331,446
Danone SA	14,233	903,384
DE Master Blenders 1753 NV (a)	14,546	167,712
Dean Foods Co. (a)	5,000	85,700
General Mills, Inc.	17,800	729,622
Golden Agri-Resources Ltd.	164,000	88,613
Hershey Co. (The)	4,200	307,734
HJ Heinz Co.	8,800	514,448
Hormel Foods Corp.	3,600	111,636
JM Smucker Co. (The)	3,000	265,380
Kellogg Co.	6,800	377,128
Kerry Group PLC	3,671	192,334
Kikkoman Corp. (b)	4,000	56,722
Kraft Foods Group, Inc. (a)	16,300	737,086
Lindt & Spruengli AG (a)	22	70,753
Lindt & Spruengli AG (REG) (a)	2	75,603
McCormick & Co., Inc./MD	3,700	238,872
Mead Johnson Nutrition Co.-Class A	5,600	381,864
MEIJI Holdings Co., Ltd.	1,500	66,778
Mondelez International, Inc.	48,900	1,266,021
Nestle SA	81,141	5,311,297
Nippon Meat Packers, Inc.	4,000	59,793
Nisshin Seifun Group, Inc.	4,500	57,654
Nissin Foods Holdings Co., Ltd.	1,400	55,260
Suedzucker AG	1,630	64,209
Tate & Lyle PLC	11,456	141,825
Toyo Suisan Kaisha Ltd.	2,000	54,910
Tyson Foods, Inc.-Class A	7,900	151,443
Unilever NV	40,054	1,520,005
Unilever PLC	31,558	1,210,887
Wilmar International Ltd.	47,000	122,726
Yakult Honsha Co., Ltd. (b)	2,400	105,463
Yamazaki Baking Co., Ltd.	3,000	35,153

		17,112,307

Household Products - 0.6%
Clorox Co. (The)	3,600	274,860
Colgate-Palmolive Co.	12,300	1,334,550
Henkel AG & Co. KGaA	3,194	216,359
Henkel AG & Co. KGaA (Preference Shares)	4,381	366,098
Kimberly-Clark Corp.	10,900	934,348
Procter & Gamble Co. (The)	75,900	5,300,097
Reckitt Benckiser Group PLC	15,998	1,006,268
Svenska Cellulosa AB-Class B	14,235	288,411
Unicharm Corp.	2,800	143,132

		9,864,123

Company	Shares	U.S. $ Value
Personal Products - 0.1%
Avon Products, Inc.	11,900	166,005
Beiersdorf AG	2,478	194,342
Estee Lauder Cos., Inc. (The)-Class A	6,600	384,450
Kao Corp.	12,900	354,705
L’Oreal SA	5,930	805,284
Shiseido Co., Ltd.	8,900	129,319

		2,034,105

Tobacco - 0.7%
Altria Group, Inc.	56,000	1,893,360
British American Tobacco PLC	48,089	2,526,161
Imperial Tobacco Group PLC	24,476	979,481
Japan Tobacco, Inc.	22,129	663,528
Lorillard, Inc.	3,600	436,176
Philip Morris International, Inc.	46,500	4,179,420
Reynolds American, Inc.	9,000	393,480
Swedish Match AB	5,065	178,367

		11,249,973

		69,802,376

Health Care - 4.1%
Biotechnology - 0.4%
Actelion Ltd. (a)	2,727	135,165
Alexion Pharmaceuticals, Inc. (a)	5,340	512,747
Amgen, Inc.	21,200	1,882,560
Biogen Idec, Inc. (a)	6,500	969,085
Celgene Corp. (a)	11,900	935,221
CSL Ltd.	12,549	676,849
Gilead Sciences, Inc. (a)	20,800	1,560,000
Grifols S.A. (a)	3,667	117,404

		6,789,031

Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	15,100	1,000,677
Becton Dickinson and Co.	5,500	421,685
Boston Scientific Corp. (a)	39,000	216,060
CareFusion Corp. (a)	6,100	170,312
Cie Generale d’Optique Essilor International SA	4,944	477,675
Cochlear Ltd.	1,400	110,203
Coloplast A/S	560	130,752
Covidien PLC	13,200	767,052
CR Bard, Inc.	2,200	217,822
DENTSPLY International, Inc.	3,900	154,830
Edwards Lifesciences Corp. (a)	3,200	277,664
Elekta AB	9,022	130,459
Fresenius SE & Co. KGaA	3,047	352,363
Getinge AB	4,921	158,746
Intuitive Surgical, Inc. (a)	1,130	597,770
Medtronic, Inc. (b)	28,100	1,183,291
Olympus Corp. (a)(b)	5,300	88,715
Smith & Nephew PLC	22,047	232,281
Sonova Holding AG (a)	1,208	131,959
St Jude Medical, Inc.	8,600	294,808

Company	Shares	U.S. $ Value
Straumann Holding AG	212	24,760
Stryker Corp.	8,000	433,280
Sysmex Corp.	1,800	81,502
Terumo Corp.	3,700	157,223
Varian Medical Systems, Inc. (a)	3,000	207,480
William Demant Holding AS (a)	646	52,478
Zimmer Holdings, Inc.	4,800	316,656

		8,388,503

Health Care Providers & Services - 0.5%
Aetna, Inc.	9,200	397,348
Alfresa Holdings Corp.	1,000	42,020
AmerisourceBergen Corp.-Class A	6,900	291,318
Cardinal Health, Inc.	9,400	380,230
Celesio AG	2,091	35,536
CIGNA Corp.	7,900	412,933
Coventry Health Care, Inc.	3,700	161,616
DaVita HealthCare Partners, Inc. (a)	2,400	259,200
Express Scripts Holding Co. (a)	22,283	1,199,940
Fresenius Medical Care AG & Co. KGaA	5,168	354,851
Humana, Inc.	4,500	294,345
Laboratory Corp. of America Holdings (a)	2,700	228,393
McKesson Corp.	6,500	614,055
Medipal Holdings Corp.	3,600	42,662
Miraca Holdings, Inc.	1,400	56,981
Patterson Cos., Inc.	2,300	78,430
Quest Diagnostics, Inc.	4,400	254,232
Ramsay Health Care Ltd.	3,230	89,573
Sonic Healthcare Ltd.	9,133	128,152
Suzuken Co., Ltd./Aichi Japan	1,700	50,700
Tenet Healthcare Corp. (a)	2,850	82,536
UnitedHealth Group, Inc.	28,400	1,544,676
WellPoint, Inc.	9,000	503,100

		7,502,827

Health Care Technology - 0.0%
Cerner Corp. (a)	4,000	308,880

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	9,600	367,584
Life Technologies Corp. (a)	4,800	236,880
Lonza Group AG (a)	1,301	62,752
PerkinElmer, Inc.	3,100	98,115
QIAGEN NV (a)	5,791	107,196
Thermo Fisher Scientific, Inc.	10,100	641,855
Waters Corp. (a)	2,400	202,920

		1,717,302

Pharmaceuticals - 2.6%
Abbott Laboratories	43,200	2,808,000
Allergan, Inc./United States	8,500	788,375
Astellas Pharma, Inc.	10,900	551,800
AstraZeneca PLC	31,065	1,475,533
Bayer AG	20,333	1,840,193
Bristol-Myers Squibb Co.	46,200	1,507,506
Chugai Pharmaceutical Co., Ltd.	5,500	109,184
Daiichi Sankyo Co., Ltd.	16,600	256,660

Company	Shares	U.S. $ Value
Dainippon Sumitomo Pharma Co., Ltd.	3,900	45,949
Eisai Co., Ltd.	6,200	260,599
Elan Corp. PLC (a)	12,367	123,630
Eli Lilly & Co.	28,100	1,378,024
Forest Laboratories, Inc. (a)	6,400	226,944
GlaxoSmithKline PLC	123,338	2,641,420
Hisamitsu Pharmaceutical Co., Inc.	1,500	78,198
Hospira, Inc. (a)	4,500	134,100
Johnson & Johnson	76,000	5,299,480
Kyowa Hakko Kirin Co., Ltd.	6,000	61,289
Merck & Co., Inc.	83,900	3,716,770
Merck KGaA	1,589	212,625
Mitsubishi Tanabe Pharma Corp.	6,000	81,664
Mylan, Inc./PA (a)	11,100	301,698
Novartis AG	56,559	3,504,810
Novo Nordisk A/S-Class B	10,014	1,587,324
Ono Pharmaceutical Co., Ltd.	2,000	109,551
Orion Oyj	2,374	63,586
Otsuka Holdings Co., Ltd.	8,915	264,835
Perrigo Co.	2,400	248,400
Pfizer, Inc.	205,700	5,146,614
Roche Holding AG	17,275	3,403,091
Sanofi	29,232	2,610,927
Santen Pharmaceutical Co., Ltd.	1,800	77,348
Shionogi & Co., Ltd.	7,300	123,731
Shire PLC	13,832	399,389
Taisho Pharmaceutical Holdings Co., Ltd.	887	65,407
Takeda Pharmaceutical Co., Ltd.	19,400	888,079
Teva Pharmaceutical Industries Ltd.	23,182	938,159
Tsumura & Co.	1,500	48,767
UCB SA	2,705	153,699
Watson Pharmaceuticals, Inc. (a)	3,500	308,035

		43,841,393

		68,547,936

Consumer Discretionary - 4.0%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	4,700	139,610
BorgWarner, Inc. (a)	3,200	212,160
Bridgestone Corp.	16,000	387,806
Cie Generale des Etablissements Michelin-Class B	4,426	412,503
Continental AG	1,967	218,012
Denso Corp.	12,000	396,680
GKN PLC	38,228	136,129
Goodyear Tire & Rubber Co. (The) (a)	6,700	84,420
Johnson Controls, Inc.	18,800	517,752
Koito Manufacturing Co., Ltd.	2,000	27,539
NGK Spark Plug Co., Ltd.	4,000	48,579
NHK Spring Co., Ltd.	4,000	33,659
NOK Corp.	2,600	39,980
Nokian Renkaat OYJ	2,756	115,218
Pirelli & C. SpA	5,849	67,962
Stanley Electric Co., Ltd.	3,500	49,341
Sumitomo Rubber Industries Ltd.	4,200	49,779
Toyoda Gosei Co., Ltd.	1,600	33,649
Toyota Boshoku Corp. (b)	1,600	16,638
Toyota Industries Corp.	4,000	120,261

		3,107,677

Company	Shares	U.S. $ Value
Automobiles - 0.7%
Bayerische Motoren Werke AG	8,141	722,986
Bayerische Motoren Werke AG (Preference Shares)	1,283	78,126
Daihatsu Motor Co., Ltd.	5,000	89,028
Daimler AG	22,288	1,102,337
Fiat SpA (a)	21,521	99,792
Ford Motor Co.	105,000	1,202,250
Fuji Heavy Industries Ltd.	14,000	157,859
Harley-Davidson, Inc.	6,300	295,848
Honda Motor Co., Ltd.	40,100	1,336,586
Isuzu Motors Ltd.	29,000	170,751
Mazda Motor Corp. (a)	66,000	104,594
Mitsubishi Motors Corp. (a)	95,000	88,886
Nissan Motor Co., Ltd.	61,100	595,509
Peugeot SA (a)	5,671	34,845
Porsche Automobil Holding SE (Preference Shares)	3,765	279,504
Renault SA	4,726	236,750
Suzuki Motor Corp.	9,000	214,327
Toyota Motor Corp.	67,800	2,919,272
Volkswagen AG	725	147,670
Volkswagen AG (Preference Shares)	3,556	770,879
Yamaha Motor Co., Ltd.	6,900	72,616

		10,720,415

Distributors - 0.0%
Genuine Parts Co.	4,300	279,887
Jardine Cycle & Carriage Ltd.	2,000	80,042
Li & Fung Ltd.	144,000	237,003

		596,932

Diversified Consumer Services - 0.0%
Apollo Group, Inc.-Class A (a)	2,700	51,813
Benesse Holdings, Inc.	1,700	74,305
Gree, Inc. (b)	2,291	39,800
H&R Block, Inc.	7,400	133,422

		299,340

Hotels, Restaurants & Leisure - 0.5%
Accor SA	3,632	120,860
Autogrill SpA	2,815	27,900
Carnival Corp.	12,300	475,518
Carnival PLC	4,455	180,717
Chipotle Mexican Grill, Inc.-Class A (a)	900	237,402
Compass Group PLC	46,175	533,643
Crown Ltd.	9,850	105,433
Darden Restaurants, Inc.	3,500	185,080
Echo Entertainment Group Ltd.	18,270	67,500
Galaxy Entertainment Group Ltd. (a)	36,000	136,968
Genting Singapore PLC (b)	150,000	157,225
InterContinental Hotels Group PLC	6,687	178,803
International Game Technology	7,300	101,251

Company	Shares	U.S. $ Value
Marriott International, Inc./DE-Class A	6,900	250,401
McDonald’s Corp.	27,800	2,419,712
McDonald’s Holdings Co. Japan Ltd.	1,600	45,619
MGM China Holdings Ltd.	23,400	43,763
OPAP SA	5,491	35,721
Oriental Land Co., Ltd./Japan	1,200	154,473
Sands China Ltd.	59,400	253,226
Shangri-La Asia Ltd.	38,000	73,546
SJM Holdings Ltd.	47,700	112,217
SKYCITY Entertainment Group Ltd.	14,186	43,569
Sodexo	2,318	187,328
Starbucks Corp.	20,900	1,084,083
Starwood Hotels & Resorts Worldwide, Inc.	5,400	291,384
TABCORP Holdings Ltd.	17,952	52,489
Tatts Group Ltd.	33,512	102,434
TUI Travel PLC	10,996	47,838
Wynn Macau Ltd.	38,300	109,173
Wynn Resorts Ltd.	2,200	247,280
Yum! Brands, Inc.	12,600	845,208

		8,907,764

Household Durables - 0.1%
Casio Computer Co., Ltd. (b)	5,500	41,344
DR Horton, Inc.	7,600	147,896
Electrolux AB	5,915	155,065
Harman International Industries, Inc.	1,800	71,208
Husqvarna AB	9,926	59,746
Leggett & Platt, Inc.	3,800	105,830
Lennar Corp.-Class A (b)	4,400	167,376
Newell Rubbermaid, Inc.	7,900	172,299
Panasonic Corp. (b)	54,300	267,772
PulteGroup, Inc. (a)	9,300	156,333
Rinnai Corp.	800	55,839
Sekisui Chemical Co., Ltd.	10,000	78,591
Sekisui House Ltd.	13,000	122,226
Sharp Corp./Japan (b)	25,000	52,162
Sony Corp.	24,700	240,660
Whirlpool Corp.	2,100	213,864

		2,108,211

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	10,000	2,520,500
Expedia, Inc.	2,600	160,836
NetFlix, Inc. (a)(b)	1,500	122,565
priceline.com, Inc. (a)	1,460	968,214
Rakuten, Inc.	17,849	150,480
TripAdvisor, Inc. (a)	3,000	114,570

		4,037,165

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	3,200	123,072
Mattel, Inc.	9,400	352,594
Namco Bandai Holdings, Inc.	4,400	61,771
Nikon Corp.	8,400	234,055
Sankyo Co., Ltd.	1,200	49,234
Sega Sammy Holdings, Inc.	4,900	81,790
Shimano, Inc.	1,800	119,229
Yamaha Corp.	3,900	35,578

		1,057,323

Company	Shares	U.S. $ Value
Media - 1.0%
Axel Springer AG	973	42,387
British Sky Broadcasting Group PLC	26,901	327,379
Cablevision Systems Corp.	5,900	81,656
CBS Corp.-Class B	16,400	590,072
Comcast Corp.-Class A	73,700	2,740,166
Dentsu, Inc.	4,400	107,814
DIRECTV (a)	17,300	859,810
Discovery Communications, Inc.-Class A (a)	6,800	410,788
Eutelsat Communications SA	3,247	100,472
Fairfax Media Ltd. (b)	54,938	27,845
Gannett Co., Inc.	6,300	112,770
Hakuhodo DY Holdings, Inc.	570	36,527
Interpublic Group of Cos., Inc. (The)	12,000	129,840
ITV PLC	90,909	144,215
JCDecaux SA	1,637	37,079
Jupiter Telecommunications Co., Ltd.	51	66,693
Kabel Deutschland Holding AG	2,177	157,568
Lagardere SCA	2,902	87,477
McGraw-Hill Cos., Inc. (The)	7,700	408,947
Mediaset SpA	17,426	28,835
Modern Times Group AB	1,120	37,576
News Corp.-Class A	56,000	1,379,840
Omnicom Group, Inc. (b)	7,300	363,102
Pearson PLC	20,064	379,163
ProSiebenSat.1 Media AG (Preference Shares)	2,152	63,034
Publicis Groupe SA	4,356	246,653
Reed Elsevier NV	16,915	244,615
Reed Elsevier PLC	29,937	308,334
Scripps Networks Interactive, Inc.-Class A	2,400	141,696
SES SA (FDR)	7,471	211,436
Singapore Press Holdings Ltd.	40,000	136,926
Time Warner Cable, Inc.-Class A	8,500	806,565
Time Warner, Inc.	26,100	1,234,530
Toho Co., Ltd./Tokyo	2,800	47,151
Viacom, Inc.-Class B	13,000	670,930
Walt Disney Co. (The)	49,400	2,453,204
Washington Post Co. (The)-Class B (b)	200	73,412
Wolters Kluwer NV	7,423	142,756
WPP PLC	30,988	425,462

		15,864,725

Multiline Retail - 0.2%
Big Lots, Inc. (a)	1,600	45,056
Dollar General Corp. (a)	3,681	184,050
Dollar Tree, Inc. (a)	6,300	262,962
Family Dollar Stores, Inc.	2,700	192,240
Harvey Norman Holdings Ltd. (b)	13,060	24,594
Isetan Mitsukoshi Holdings Ltd.	8,700	77,621
J Front Retailing Co., Ltd.	12,000	58,087
JC Penney Co., Inc. (b)	3,900	69,966
Kohl’s Corp. (b)	5,900	263,435
Lifestyle International Holdings Ltd.	12,500	26,147
Macy’s, Inc.	11,100	429,570

Company	Shares	U.S. $ Value
Marks & Spencer Group PLC	39,510	247,339
Marui Group Co., Ltd.	5,500	37,244
Next PLC	4,071	238,945
Nordstrom, Inc.	4,200	227,178
PPR	1,858	346,910
Takashimaya Co., Ltd.	6,392	40,531
Target Corp.	18,000	1,136,340

		3,908,215

Specialty Retail - 0.6%
ABC-Mart, Inc.	600	25,560
Abercrombie & Fitch Co.-Class A	2,200	100,958
AutoNation, Inc. (a)(b)	1,000	38,940
AutoZone, Inc. (a)	1,060	406,796
Bed Bath & Beyond, Inc. (a)	6,400	375,808
Best Buy Co., Inc.	7,300	95,703
CarMax, Inc. (a)	6,200	224,812
Fast Retailing Co., Ltd.	1,300	296,503
GameStop Corp.-Class A (b)	3,400	89,250
Gap, Inc. (The)	8,200	282,572
Hennes & Mauritz AB-Class B	23,345	758,267
Home Depot, Inc. (The)	41,500	2,700,405
Inditex SA	5,364	736,379
Kingfisher PLC	58,260	259,712
Limited Brands, Inc.	6,600	344,190
Lowe’s Cos., Inc.	31,400	1,133,226
Nitori Holdings Co., Ltd.	850	63,273
O’Reilly Automotive, Inc. (a)	3,300	310,464
PetSmart, Inc.	2,990	211,273
Ross Stores, Inc.	6,200	352,904
Sanrio Co., Ltd. (b)	1,100	39,516
Shimamura Co., Ltd.	500	50,582
Staples, Inc.	18,700	218,790
Tiffany & Co.	3,300	194,634
TJX Cos., Inc.	20,300	900,102
Urban Outfitters, Inc. (a)	3,000	113,100
USS Co., Ltd.	540	57,664
Yamada Denki Co., Ltd. (b)	2,140	75,753

		10,457,136

Textiles, Apparel & Luxury Goods - 0.4%
Adidas AG	5,144	452,506
Asics Corp.	4,000	59,115
Burberry Group PLC	10,788	222,622
Christian Dior SA	1,340	216,740
Cie Financiere Richemont SA	12,835	990,653
Coach, Inc.	7,800	451,152
Fossil, Inc. (a)	1,529	132,167
Hugo Boss AG	606	63,595
Luxottica Group SpA	2,881	118,483
LVMH Moet Hennessy Louis Vuitton SA	6,246	1,096,735
NIKE, Inc.-Class B	10,100	984,548
Ralph Lauren Corp.	1,700	267,053
Swatch Group AG (The)	758	366,434
Swatch Group AG (The) (REG)	1,068	88,643
VF Corp.	2,500	401,275
Yue Yuen Industrial Holdings Ltd.	18,000	62,696

		5,974,417

		67,039,320

Company	Shares	U.S. $ Value
Energy - 3.5%
Energy Equipment & Services - 0.5%
Aker Solutions ASA	4,042	75,961
AMEC PLC	7,920	132,494
Baker Hughes, Inc.	12,100	522,115
Cameron International Corp. (a)	6,800	366,860
Cie Generale de Geophysique-Veritas (a)	3,901	119,308
Diamond Offshore Drilling, Inc.	1,900	131,100
Ensco PLC	6,400	372,672
FMC Technologies, Inc. (a)	6,500	265,590
Fugro NV	1,701	102,153
Halliburton Co.	25,500	850,425
Helmerich & Payne, Inc.	2,900	151,380
Nabors Industries Ltd. (a)	7,900	116,130
National Oilwell Varco, Inc.	11,800	805,940
Noble Corp.	6,900	237,981
Petrofac Ltd.	6,378	166,407
Rowan Cos. PLC (a)	3,400	107,882
Saipem SpA	6,510	290,102
SBM Offshore NV (a)	4,215	47,396
Schlumberger Ltd.	36,600	2,621,292
Seadrill Ltd.	8,653	332,505
Subsea 7 SA	6,920	157,851
Technip SA	2,456	285,539
Tenaris SA	11,611	230,527
Transocean Ltd.	8,618	394,452
WorleyParsons Ltd.	5,061	129,864

		9,013,926

Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	13,800	1,010,022
Apache Corp.	10,800	832,572
BG Group PLC	83,522	1,432,948
BP PLC	467,830	3,247,813
Cabot Oil & Gas Corp.	5,800	273,180
Caltex Australia Ltd.	3,319	63,391
Chesapeake Energy Corp. (b)	14,200	241,826
Chevron Corp.	54,100	5,717,829
ConocoPhillips	33,500	1,907,490
Consol Energy, Inc.	6,200	194,370
Cosmo Oil Co., Ltd.	14,000	27,264
Denbury Resources, Inc. (a)	10,700	165,101
Devon Energy Corp.	10,400	537,368
ENI SpA	62,550	1,483,331
EOG Resources, Inc.	7,500	882,150
EQT Corp.	4,100	246,246
Exxon Mobil Corp.	127,210	11,212,289
Galp Energia SGPS SA	5,688	87,264
Hess Corp.	8,200	406,802
Idemitsu Kosan Co., Ltd.	500	41,090
Inpex Corp.	54	290,386
Japan Petroleum Exploration Co.	700	24,476
JX Holdings, Inc.	55,000	294,552

Company	Shares	U.S. $ Value
Kinder Morgan, Inc./Delaware	15,635	528,619
Lundin Petroleum AB (a)	5,472	129,459
Marathon Oil Corp.	19,400	598,490
Marathon Petroleum Corp.	9,300	553,722
Murphy Oil Corp.	5,100	289,374
Neste Oil Oyj (b)	3,152	40,293
Newfield Exploration Co. (a)	3,700	90,058
Noble Energy, Inc.	4,900	478,975
Occidental Petroleum Corp.	22,300	1,677,183
OMV AG	3,621	129,559
Origin Energy Ltd.	26,789	307,782
Peabody Energy Corp.	7,300	183,303
Phillips 66	17,300	906,001
Pioneer Natural Resources Co.	3,400	363,800
QEP Resources, Inc.	4,800	134,976
Range Resources Corp.	4,500	288,090
Repsol SA	20,077	426,141
Royal Dutch Shell PLC-Class A	90,879	3,042,761
Royal Dutch Shell PLC-Class B	65,015	2,244,255
Santos Ltd.	23,480	273,345
Showa Shell Sekiyu KK	4,600	26,859
Southwestern Energy Co. (a)	9,500	329,745
Spectra Energy Corp.	17,900	500,305
Statoil ASA	27,441	670,405
Tesoro Corp.	3,800	160,664
TonenGeneral Sekiyu KK	7,000	65,091
Total SA	52,308	2,621,447
Tullow Oil PLC	22,290	491,983
Valero Energy Corp.	15,100	487,126
Whitehaven Coal Ltd. (b)	11,211	34,814
Williams Cos., Inc. (The)	17,200	564,848
Woodside Petroleum Ltd.	16,207	572,225
WPX Energy, Inc. (a)	5,400	85,266

		49,916,724

		58,930,650

Materials - 2.3%
Chemicals - 1.1%
Air Liquide SA	7,679	938,708
Air Products & Chemicals, Inc.	5,800	481,052
Air Water, Inc.	4,000	50,447
Airgas, Inc.	1,900	168,283
Akzo Nobel NV	5,771	330,171
Arkema SA	1,534	157,004
Asahi Kasei Corp.	31,000	177,437
BASF SE	22,584	2,024,841
CF Industries Holdings, Inc.	1,800	385,254
Croda International PLC	3,327	126,975
Daicel Corp.	7,000	42,812
Denki Kagaku Kogyo KK	12,000	39,302
Dow Chemical Co. (The)	33,000	996,270
Eastman Chemical Co.	4,200	255,570
Ecolab, Inc.	7,300	526,184
EI du Pont de Nemours & Co.	25,600	1,104,384
FMC Corp.	3,800	210,748
Givaudan SA (a)	204	205,000
Hitachi Chemical Co., Ltd.	2,600	37,282
Incitec Pivot Ltd.	40,047	131,721

Company	Shares	U.S. $ Value
International Flavors & Fragrances, Inc.	2,200	143,066
Israel Chemicals Ltd.	10,949	134,898
Israel Corp. Ltd. (The)	57	39,324
Johnson Matthey PLC	5,039	193,868
JSR Corp.	4,400	81,619
K&S AG	4,236	191,536
Kaneka Corp.	7,000	35,254
Kansai Paint Co., Ltd.	5,000	53,518
Koninklijke DSM NV	3,792	218,603
Kuraray Co., Ltd.	8,500	105,019
Lanxess AG	2,046	178,204
Linde AG	4,549	786,910
LyondellBasell Industries NV	9,310	462,986
Mitsubishi Chemical Holdings Corp.	33,500	146,974
Mitsubishi Gas Chemical Co., Inc.	10,000	59,227
Mitsui Chemicals, Inc. (b)	21,000	47,577
Monsanto Co.	14,700	1,346,373
Mosaic Co. (The)	7,600	410,856
Nitto Denko Corp.	4,100	214,130
Novozymes A/S	6,003	165,366
Orica Ltd.	8,975	225,710
PPG Industries, Inc.	4,200	521,934
Praxair, Inc.	8,200	879,122
Sherwin-Williams Co. (The)	2,400	366,048
Shin-Etsu Chemical Co., Ltd.	10,100	596,509
Showa Denko KK (b)	35,000	50,769
Sigma-Aldrich Corp.	3,300	239,316
Sika AG	53	116,444
Solvay SA	1,458	197,808
Sumitomo Chemical Co., Ltd. (b)	37,000	106,058
Syngenta AG	2,326	931,231
Taiyo Nippon Sanso Corp.	6,000	33,374
Teijin Ltd.	23,000	53,001
Toray Industries, Inc.	36,000	213,795
Tosoh Corp.	13,000	28,028
Ube Industries Ltd./Japan	25,000	51,931
Wacker Chemie AG (b)	385	20,969
Yara International ASA	4,597	230,499

		18,267,299

Construction Materials - 0.1%
Boral Ltd. (b)	18,652	78,356
CRH PLC	17,756	325,027
Fletcher Building Ltd.	16,790	109,188
HeidelbergCement AG	3,458	188,154
Holcim Ltd. (a)	5,630	386,127
Imerys SA	829	49,277
James Hardie Industries PLC	10,751	102,043
Lafarge SA	4,591	267,171
Taiheiyo Cement Corp.	27,000	60,419
Vulcan Materials Co.	3,500	184,940

		1,750,702

Containers & Packaging - 0.1%
Amcor Ltd./Australia	29,670	244,748
Ball Corp.	4,200	187,698
Bemis Co., Inc.	2,800	94,080
Owens-Illinois, Inc. (a)	4,500	90,135

Company	Shares	U.S. $ Value
Rexam PLC	21,570	151,315
Sealed Air Corp.	4,800	80,736
Toyo Seikan Kaisha Ltd.	3,700	44,402

		893,114

Metals & Mining - 0.9%
Acerinox SA	2,452	24,965
Alcoa, Inc.	29,300	246,413
Allegheny Technologies, Inc.	2,900	75,922
Alumina Ltd. (b)	60,000	59,677
Anglo American PLC	34,179	949,255
Antofagasta PLC	9,696	200,120
ArcelorMittal (Euronext Amsterdam)	23,028	350,097
BHP Billiton Ltd.	79,284	2,855,200
BHP Billiton PLC	51,932	1,635,617
Boliden AB	6,725	119,199
Cliffs Natural Resources, Inc. (b)	3,900	112,125
Daido Steel Co., Ltd.	7,000	30,405
Eurasian Natural Resources Corp. PLC	6,333	27,419
Evraz PLC	8,237	30,910
Fortescue Metals Group Ltd.	34,453	140,928
Freeport-McMoRan Copper & Gold, Inc.	26,100	1,018,161
Fresnillo PLC	4,409	140,405
Glencore International PLC	93,619	518,488
Hitachi Metals Ltd.	4,000	29,775
Iluka Resources Ltd. (b)	10,295	88,633
JFE Holdings, Inc.	12,100	188,551
Kazakhmys PLC	5,151	58,903
Kobe Steel Ltd. (a)	61,000	57,298
Lonmin PLC (b)	3,986	16,494
Lynas Corp., Ltd. (a)(b)	42,165	28,225
Maruichi Steel Tube Ltd.	1,200	25,983
Mitsubishi Materials Corp.	27,000	77,413
Newcrest Mining Ltd.	18,810	502,735
Newmont Mining Corp.	13,700	645,133
Nippon Steel & Sumitomo Metal Corp.	187,000	431,178
Nisshin Steel Holdings Co., Ltd. (a)(b)	2,000	14,217
Norsk Hydro ASA	22,893	109,501
Nucor Corp.	8,700	358,266
OZ Minerals Ltd.	7,581	58,212
Randgold Resources Ltd.	2,144	229,759
Rio Tinto Ltd.	10,714	657,875
Rio Tinto PLC	32,958	1,636,581
Salzgitter AG	960	44,222
Sims Metal Management Ltd.	4,035	37,800
SSAB AB (b)	3,848	31,371
Sumitomo Metal Mining Co., Ltd.	13,000	178,715
ThyssenKrupp AG	9,488	192,187
Titanium Metals Corp.	2,000	33,240
Umicore SA	2,803	145,747
United States Steel Corp. (b)	3,900	84,084
Vedanta Resources PLC	2,614	44,866
Voestalpine AG	2,702	87,297
Xstrata PLC	51,681	856,836
Yamato Kogyo Co., Ltd.	1,000	27,099

		15,513,502

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.1%
Holmen AB	1,299	37,396
International Paper Co.	12,000	445,680
MeadWestvaco Corp.	4,700	145,277
Nippon Paper Group, Inc. (b)	2,400	29,535
OJI Holdings Corp.	20,000	63,314
Stora Enso Oyj	13,552	88,804
UPM-Kymmene Oyj	12,928	145,479

		955,485

		37,380,102

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	158,900	5,423,257
Belgacom SA (b)	3,740	109,963
Bezeq The Israeli Telecommunication Corp., Ltd.	46,782	57,202
BT Group PLC	191,929	717,825
CenturyLink, Inc.	17,100	664,164
Deutsche Telekom AG	69,064	760,723
Elisa Oyj	3,485	74,043
France Telecom SA	45,592	484,954
Frontier Communications Corp. (b)	27,500	132,275
Iliad SA	561	99,811
Inmarsat PLC	11,021	103,782
Koninklijke KPN NV	24,639	139,547
Nippon Telegraph & Telephone Corp.	10,700	481,336
PCCW Ltd.	98,000	41,595
Portugal Telecom SGPS SA	15,430	71,681
Singapore Telecommunications Ltd.	196,000	528,285
Swisscom AG	573	241,377
TDC A/S	12,171	83,007
Telecom Corp. of New Zealand Ltd.	46,579	88,357
Telecom Italia SpA (ordinary shares)	230,926	210,389
Telecom Italia SpA (savings shares)	148,171	118,347
Telefonica SA	99,134	1,302,263
Telekom Austria AG	5,446	35,394
Telenet Group Holding NV	1,395	63,742
Telenor ASA	17,794	361,345
TeliaSonera AB	53,234	357,336
Telstra Corp., Ltd.	107,083	481,732
Verizon Communications, Inc.	78,500	3,463,420
Vivendi SA	31,690	681,726
Windstream Corp. (b)	16,100	134,918

		17,513,796

Wireless Telecommunication Services - 0.4%
KDDI Corp.	6,616	490,926
MetroPCS Communications, Inc. (a)	8,700	92,655
Millicom International Cellular SA	1,556	133,611
Mobistar SA	738	19,499
NTT DoCoMo, Inc.	376	545,097
Softbank Corp.	21,800	819,949
Sprint Nextel Corp. (a)	82,600	473,298
StarHub Ltd.	15,000	45,798
Tele2 AB-Class B	7,814	136,642
Vodafone Group PLC	1,213,390	3,130,102

		5,887,577

		23,401,373

Company	Shares	U.S. $ Value
Utilities - 1.3%
Electric Utilities - 0.7%
Acciona SA	547	35,500
American Electric Power Co., Inc.	13,300	567,245
Cheung Kong Infrastructure Holdings Ltd.	12,000	73,059
Chubu Electric Power Co., Inc.	15,800	213,952
Chugoku Electric Power Co., Inc. (The)	7,300	105,563
CLP Holdings Ltd.	44,500	388,833
Contact Energy Ltd. (a)	9,047	39,538
Duke Energy Corp.	19,358	1,235,428
Edison International	9,000	409,320
EDP - Energias de Portugal SA	46,927	118,740
Electricite de France SA	5,910	108,467
Enel SpA	161,847	613,839
Entergy Corp.	4,900	311,346
Exelon Corp.	23,482	709,626
FirstEnergy Corp.	11,500	488,290
Fortum Oyj	10,922	196,600
Hokkaido Electric Power Co., Inc.	4,500	44,610
Hokuriku Electric Power Co.	4,100	45,490
Iberdrola SA	95,460	474,335
Kansai Electric Power Co., Inc. (The)	18,500	175,970
Kyushu Electric Power Co., Inc.	10,500	98,398
NextEra Energy, Inc.	11,600	797,036
Northeast Utilities	8,600	333,164
Pepco Holdings, Inc.	6,300	124,362
Pinnacle West Capital Corp.	3,000	154,380
Power Assets Holdings Ltd.	34,000	300,375
PPL Corp.	15,900	466,665
Red Electrica Corp. SA	2,661	123,324
Shikoku Electric Power Co., Inc. (b)	4,100	55,824
Southern Co. (The)	24,100	1,049,555
SP AusNet	40,947	45,402
SSE PLC	23,229	530,942
Terna Rete Elettrica Nazionale SpA	32,124	122,094
Tohoku Electric Power Co., Inc. (a)	11,100	100,804
Tokyo Electric Power Co., Inc. (a)	35,600	56,416
Verbund AG	1,674	38,329
Xcel Energy, Inc.	13,400	362,470

		11,115,291

Gas Utilities - 0.1%
AGL Resources, Inc.	3,200	124,736
APA Group	15,847	92,704
Enagas SA	4,402	90,105
Gas Natural SDG SA	8,534	132,538
Hong Kong & China Gas Co., Ltd.	128,000	346,874
Oneok, Inc.	5,600	251,272
Osaka Gas Co., Ltd.	46,000	180,855
Snam SpA	41,574	184,025
Toho Gas Co., Ltd.	10,000	58,130
Tokyo Gas Co., Ltd.	61,000	299,462

		1,760,701

Company	Shares	U.S. $ Value
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The)	17,100	182,457
Electric Power Development Co., Ltd.	2,900	73,417
Enel Green Power SpA	43,029	73,468
NRG Energy, Inc.	6,200	130,820

		460,162

Multi-Utilities - 0.5%
AGL Energy Ltd.	13,328	200,023
Ameren Corp.	6,600	197,802
CenterPoint Energy, Inc.	11,700	230,841
Centrica PLC	127,468	665,675
CMS Energy Corp.	7,200	175,896
Consolidated Edison, Inc.	8,100	451,899
Dominion Resources, Inc./VA	15,800	807,538
DTE Energy Co.	4,700	284,726
E.ON SE	44,281	798,520
GDF Suez	31,397	706,348
Integrys Energy Group, Inc.	2,100	111,657
National Grid PLC (b)	87,766	992,049
NiSource, Inc.	7,800	188,526
PG&E Corp.	11,700	479,115
Public Service Enterprise Group, Inc.	13,900	418,251
RWE AG	12,033	501,941
RWE AG (Preference Shares)	959	36,248
SCANA Corp.	3,600	166,824
Sempra Energy	6,200	424,204
Suez Environnement Co.	6,900	75,205
TECO Energy, Inc.	5,600	94,136
United Utilities Group PLC	16,764	183,091
Veolia Environnement SA	8,305	90,080
Wisconsin Energy Corp.	6,300	236,439

		8,517,034

Water Utilities - 0.0%
Severn Trent PLC	5,857	151,580

		22,004,768

Equity:Other - 1.1%
Diversified/Specialty - 0.7%
Activia Properties, Inc. (b)	22	136,425
Affine SA	250	4,194
Alexandria Real Estate Equities, Inc.	4,460	302,923
American Assets Trust, Inc. (b)	2,800	76,244
ANF Immobilier	800	27,686
Artis Real Estate Investment Trust	7,850	123,675
Azrieli Group	2,550	62,021
Beni Stabili SpA	69,550	39,818
BioMed Realty Trust, Inc.	11,150	214,860
CA Immobilien Anlagen AG (a)	6,369	87,150
Campus Crest Communities, Inc. (b)	2,800	32,032
Canadian Real Estate Investment Trust	4,900	205,057
CapLease, Inc.	4,800	22,464
Cheung Kong Holdings Ltd.	34,000	517,867
Cofinimmo	1,070	121,068
Conwert Immobilien Invest SE (a)	6,144	75,866
Country Garden Holdings Co., Ltd. (a)	264,899	127,090

Company	Shares	U.S. $ Value
Cousins Properties, Inc. (b)	7,514	61,690
Crown Castle International Corp. (a)	8,090	546,237
Daejan Holdings PLC	305	13,927
Dexus Property Group	464,613	487,693
DIC Asset AG	2,450	22,519
Digital Realty Trust, Inc.	8,810	568,597
Duke Realty Corp.	19,310	260,685
Dundee Real Estate Investment Trust	7,000	255,096
DuPont Fabros Technology, Inc. (b)	4,590	105,983
Eurobank Properties Real Estate Investment Co.	1,320	8,584
F&C Commercial Property Trust Ltd.	38,583	62,928
Fastighets AB Balder (a)	8,200	44,174
FKP Property Group (b)	168,608	34,359
Fonciere Des Regions	2,561	215,152
Forest City Enterprises, Inc. (a)	10,810	162,690
Granite Real Estate, Inc.	3,400	125,923
H&R Real Estate Investment Trust	13,050	305,444
Hamborner REIT AG	3,300	32,013
Helical Bar PLC	8,566	30,502
Hysan Development Co., Ltd.	72,800	350,735
Investors Real Estate Trust	6,210	52,723
Iron Mountain, Inc.	4,464	141,067
Kiwi Income Property Trust	70,650	67,888
Klovern AB	9,040	34,668
Kungsleden AB	9,850	48,753
Lend Lease Group	13,380	120,202
Lexington Realty Trust	11,180	107,216
London & Stamford Property PLC	39,627	68,010
Mapletree Commercial Trust	101,400	99,236
Mobimo Holding AG (a)	400	94,054
Morguard Real Estate Investment Trust	3,100	56,423
Mucklow A & J Group PLC	4,268	24,291
New World China Land Ltd.	188,350	90,130
Nieuwe Steen Investments NV	4,524	36,214
Picton Property Income Ltd.	24,984	14,610
Premier Investment Corp.	20	72,884
Quintain Estates & Development PLC (a)	37,512	31,853
Schroder Real Estate Investment Trust Ltd.	25,763	15,788
Shui On Land Ltd. (b)	211,550	105,328
Soho China Ltd.	150,750	113,579
Sponda Oyj	20,510	94,761
ST Modwen Properties PLC	10,823	37,767
Standard Life Investment Property Income Trust PLC	9,850	9,508
Suntec Real Estate Investment Trust	162,050	214,962
Swire Pacific Ltd.	16,500	202,756
Swire Properties Ltd.	63,700	213,650
TAG Immobilien AG	6,970	84,303
Tokyu Land Corp.	38,820	228,565
Tokyu REIT, Inc.	13	70,134
Top REIT, Inc.	16	71,853
Unite Group PLC	11,473	48,943
United Urban Investment Corp. (b)	210	238,731
UOL Group Ltd.	52,700	251,195
Vornado Realty Trust	18,020	1,377,269
Wallenstam AB	8,400	96,482
Washington Real Estate Investment Trust (b)	4,690	121,565
Wereldhave Belgium NV	150	16,748

Company	Shares	U.S. $ Value
Wereldhave NV	1,570	96,484
Weyerhaeuser Co.	14,800	407,888
Wheelock & Co., Ltd.	22,000	106,420
Wihlborgs Fastigheter AB	5,570	85,251
Winthrop Realty Trust	1,750	19,618

		11,361,141

Health Care - 0.4%
Chartwell Seniors Housing Real Estate Investment Trust	12,300	127,662
Extendicare Inc/US (b)	6,100	45,504
HCP, Inc.	42,260	1,903,813
Health Care REIT, Inc.	21,770	1,282,035
Healthcare Realty Trust, Inc.	5,650	134,753
LTC Properties, Inc. (b)	2,200	71,984
Medical Properties Trust, Inc.	9,730	113,549
National Health Investors, Inc.	2,000	111,000
Omega Healthcare Investors, Inc.	7,640	175,109
Primary Health Properties PLC	5,359	30,066
Sabra Health Care REIT, Inc.	2,650	57,505
Senior Housing Properties Trust	11,730	262,165
Universal Health Realty Income Trust (b)	860	41,916
Ventas, Inc.	29,440	1,873,856

		6,230,917

Triple Net - 0.0%
Agree Realty Corp.	800	20,976
Getty Realty Corp. (b)	1,800	30,312
National Retail Properties, Inc.	10,700	328,704
Realty Income Corp. (b)	9,620	391,341

		771,333

		18,363,391

Retail - 0.8%
Regional Mall - 0.4%
Alexander’s, Inc.	140	62,020
CBL & Associates Properties, Inc.	10,690	240,632
General Growth Properties, Inc.	34,000	658,580
Glimcher Realty Trust	10,030	107,522
Macerich Co. (The)	9,570	540,705
Pennsylvania Real Estate Investment Trust	4,060	67,640
Rouse Properties, Inc.	1,700	25,500
Simon Property Group, Inc.	30,420	4,627,794
Taubman Centers, Inc.	4,200	325,374

		6,655,767

Shopping Center/Other Retail - 0.4%
Acadia Realty Trust	3,160	78,431
American Realty Capital Trust, Inc.	11,500	134,090
BWP Trust (a)	38,110	84,766
Calloway Real Estate Investment Trust	7,700	219,369
Capital & Counties Properties PLC	49,665	190,935
Capital Shopping Centres Group PLC	60,551	335,466
Cedar Realty Trust, Inc. (b)	5,000	27,100
Centro Retail Australia	128,668	292,842
Charter Hall Retail REIT	21,926	81,974

Company	Shares	U.S. $ Value
Citycon OYJ	17,730	59,756
Crombie Real Estate Investment Trust	3,250	48,586
DDR Corp. (b)	20,420	312,630
Deutsche Euroshop AG	3,665	150,134
Development Securities PLC	8,813	21,674
Equity One, Inc.	4,130	85,367
Eurocommercial Properties NV	2,940	114,773
Federal Realty Investment Trust	4,580	476,503
First Capital Realty, Inc.	5,180	96,211
Immobiliare Grande Distribuzione	9,450	9,229
Inland Real Estate Corp. (b)	6,350	50,609
Japan Retail Fund Investment Corp.	183	333,322
Kimco Realty Corp.	40,630	782,534
Kite Realty Group Trust	4,550	24,297
Mercialys SA	3,290	69,993
Primaris Retail Real Estate Investment Trust	6,350	146,644
Ramco-Gershenson Properties Trust (b)	3,330	44,555
Regency Centers Corp.	6,470	303,119
Retail Opportunity Investments Corp. (b)	3,600	45,684
RioCan Real Estate Investment Trust (Toronto)	20,700	562,016
Saul Centers, Inc.	1,040	44,304
Shaftesbury PLC	18,083	160,738
Tanger Factory Outlet Centers	6,640	218,323
Urstadt Biddle Properties, Inc. (b)	1,450	27,246
Vastned Retail NV	1,260	54,775
Weingarten Realty Investors	8,770	238,369

		5,926,364

		12,582,131

Residential - 0.6%
Multi-Family - 0.4%
Advance Residence Investment Corp.	50	104,961
Agile Property Holdings Ltd. (b)	100,850	135,803
Apartment Investment & Management Co.-Class A	13,590	340,701
Associated Estates Realty Corp. (b)	3,500	52,955
AvalonBay Communities, Inc.	9,600	1,265,184
Boardwalk Real Estate Investment Trust	3,400	220,631
BRE Properties, Inc.	5,570	270,980
Camden Property Trust	5,750	377,775
Canadian Apartment Properties REIT	6,700	161,472
Colonia Real Estate AG (a)	1,580	8,345
Colonial Properties Trust (b)	6,300	128,520
Deutsche Wohnen AG	10,600	205,065
Equity Lifestyle Properties, Inc.	2,940	192,982
Equity Residential	30,050	1,668,075
Essex Property Trust, Inc.	2,530	355,440
GAGFAH SA (a)	6,350	71,499
Grainger PLC	30,065	53,717
GSW Immobilien AG	3,650	154,749
Home Properties, Inc.	3,450	203,171
Killam Properties, Inc. (b)	3,500	42,504
Mid-America Apartment Communities, Inc.	2,880	179,482
Nippon Accommodations Fund, Inc.	15	107,146
Northern Property Real Estate Investment Trust	2,250	69,537
Patrizia Immobilien AG (a)	2,060	17,381

Company	Shares	U.S. $ Value
Post Properties, Inc.	3,800	186,694
Shimao Property Holdings Ltd. (b)	100,700	203,890
Sun Communities, Inc.	1,840	71,024
UDR, Inc.	19,180	441,332
Wing Tai Holdings Ltd.	42,525	60,780
Yanlord Land Group Ltd. (a)(b)	42,438	50,014

		7,401,809

Self Storage - 0.2%
Big Yellow Group PLC	9,454	52,302
CubeSmart	8,830	121,854
Extra Space Storage, Inc.	7,400	260,110
Public Storage	13,270	1,866,293
Safestore Holdings PLC	13,583	22,306
Sovran Self Storage, Inc.	2,080	128,523

		2,451,388

Student Housing - 0.0%
American Campus Communities, Inc.	6,470	283,386
Education Realty Trust, Inc.	8,130	83,820

		367,206

		10,220,403

Office - 0.6%
Office - 0.6%
Allied Properties Real Estate Investment Trust	4,000	126,038
Allreal Holding AG	480	73,033
Alstria Office REIT-AG	5,670	69,634
Befimmo SCA Sicafi	1,320	82,447
Boston Properties, Inc.	15,000	1,539,450
Brandywine Realty Trust	10,350	123,475
Brookfield Office Properties, Inc. (b)	27,200	449,066
CapitaCommercial Trust	153,350	203,491
Castellum AB	12,410	169,327
Champion REIT	205,950	104,153
Cominar Real Estate Investment Trust	8,955	197,878
Commonwealth Property Office Fund	172,940	184,223
CommonWealth REIT	6,030	91,234
Corporate Office Properties Trust	5,150	127,102
Derwent London PLC	7,370	243,969
Douglas Emmett, Inc.	7,540	171,233
Fabege AB	11,940	122,930
First Potomac Realty Trust	3,650	42,815
Franklin Street Properties Corp.	5,970	68,953
Government Properties Income Trust (b)	2,520	58,086
Great Portland Estates PLC	22,681	171,132
Highwoods Properties, Inc.	5,280	170,227
Hongkong Land Holdings Ltd.	126,200	824,632
Hufvudstaden AB-Class A	11,030	141,024
Intervest Offices & Warehouses	450	11,793
Investa Office Fund	44,583	134,999
IVG Immobilien AG (a)	11,250	27,469
Japan Prime Realty Investment Corp.	79	233,737
Kenedix Realty Investment Corp.-Class A	29	96,423
Kilroy Realty Corp.	4,920	221,892
Liberty Property Trust	8,430	293,617
Mack-Cali Realty Corp.	6,370	161,034

Company	Shares	U.S. $ Value
Mori Trust Sogo Reit, Inc. (b)	13	109,240
Nomura Real Estate Office Fund, Inc.	29	173,866
NorthWest Healthcare Properties Real Estate Investment Trust	2,500	31,812
Norwegian Property ASA	36,150	52,332
Orix JREIT, Inc.	22	110,143
Parkway Properties, Inc./MD	2,150	28,896
Piedmont Office Realty Trust, Inc.	12,450	219,742
Prime Office REIT-AG	2,800	11,835
PS Business Parks, Inc.	1,290	83,192
PSP Swiss Property AG (a)	3,330	311,664
SL Green Realty Corp.	6,480	488,462
Societe de la Tour Eiffel	370	22,215
Societe Immobiliere de Location pour l’Industrie et le Commerce	890	99,845
Swiss Prime Site AG (a)	5,133	412,657
Technopolis Oyj	5,410	25,065
Tokyo Tatemono Co., Ltd. (a)	23,460	94,139
Workspace Group PLC	10,397	48,957

		9,060,578

Lodging - 0.2%
Lodging - 0.2%
Ashford Hospitality Trust, Inc.	4,860	43,983
CDL Hospitality Trusts	52,038	82,102
Chesapeake Lodging Trust	2,300	43,401
DiamondRock Hospitality Co.	13,570	118,602
FelCor Lodging Trust, Inc. (a)(b)	9,040	37,968
Hersha Hospitality Trust	14,390	67,489
Hospitality Properties Trust	8,910	202,257
Host Hotels & Resorts, Inc.	72,060	1,058,561
InnVest Real Estate Investment Trust	6,700	29,205
LaSalle Hotel Properties	6,150	148,277
Pebblebrook Hotel Trust	3,800	79,230
RLJ Lodging Trust	7,700	143,143
Strategic Hotels & Resorts, Inc. (a)	14,800	92,204
Sunstone Hotel Investors, Inc. (a)	9,780	100,930
Whitbread PLC	4,375	168,353
Wyndham Worldwide Corp.	3,900	191,451

		2,607,156

Total Common Stocks (cost $643,940,822)		677,571,944

INVESTMENT COMPANIES - 16.8%
Funds and Investment Trusts - 16.8%
IRP Property Investments Ltd.	8,010	8,021
iShares MSCI Emerging Markets Index Fund	535,340	22,377,212
SPDR S&P 500 ETF Trust	903,230	128,312,854
UK Commercial Property Trust Ltd./fund	34,749	36,382
Vanguard MSCI Emerging Markets ETF	3,078,500	129,420,140

Total Investment Companies (cost $281,873,052)		280,154,609

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.3%
Options on Equity Indices - 0.3%
S&P 500 Index Expiration: Jan 2013, Exercise Price: $ 1,350.00 (a)(c) (cost $4,841,018)		4,268	5,057,580

	Shares
PREFERRED STOCKS - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC 0.00% (a) (cost $5,580)	GBP	3,498,660	5,605

RIGHTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Tag Immobilien AG (a)		6,970	0

Office - 0.0%
Office - 0.0%
Swiss Prime Site AG (a)		5,133	5,539

Total Rights (cost $0)			5,539

WARRANTS - 0.0%
Nieuwe Steen Investments NV, expiring 4/01/13 (a) (cost $0)		250	0

SHORT-TERM INVESTMENTS - 47.6%
Investment Companies - 47.2%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.15% (d) (cost $785,530,751)		785,530,751	785,530,751

	Principal Amount (000)
U.S. Treasury Bill - 0.4%
U.S. Treasury Bill Zero Coupon 12/27/12-2/14/13 (e) (cost $5,999,320)		$6,000	5,999,320

Total Investments Before Security Lending Collateral - 105.5% (cost $1,722,190,543)			1,754,325,348

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AllianceBernstein Exchange Reserves-Class I, 0.13% (d) (cost $9,896,582)		9,896,582	9,896,582

U.S. $ Value
Total Investments - 106.1% (cost $1,732,087,125) (f)	1,764,221,930
Other assets less liabilities - (6.1)%	(101,496,346)

Net Assets - 100.0%	$1,662,725,584

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	155	December 2012	$17,833,170	$18,262,469	$429,299
Euro STOXX 50 Index Futures	2,322	December 2012	76,817,392	77,882,677	1,065,285
FTSE 100 Index Futures	434	December 2012	40,479,177	40,840,408	361,231
Hang Seng Index Futures	52	December 2012	7,394,469	7,388,171	(6,298)
Russell 2000 Mini Index Futures	55	December 2012	4,688,340	4,513,850	(174,490)
S&P 500 E Mini Index Futures	5,989	December 2012	430,951,132	423,542,080	(7,409,052)
S&P Mid Cap 400 E Mini Index Futures	1,080	December 2012	108,902,672	107,935,200	(967,472)
S&P TSE 60 Index Futures	369	December 2012	52,319,171	52,146,998	(172,173)
TOPIX Index Futures	364	December 2012	32,883,197	34,485,837	1,602,640

					$(5,271,030)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)		U.S. $ Value on Origination Date		U.S. $ Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Bank of America NA	USD	2,412	AUD	2,335	12/14/12	$23,254
Barclays Bank PLC Wholesale	AUD	22,694	USD	23,040	12/14/12	(625,373)
Barclays Bank PLC Wholesale	JPY	4,045,779	USD	51,741	12/14/12	2,656,122
Barclays Bank PLC Wholesale	USD	4,007	CHF	3,709	12/14/12	(3,666)
Barclays Bank PLC Wholesale	USD	7,950	EUR	6,084	12/14/12	(36,591)
BNP Paribas SA	AUD	1,882	USD	1,950	12/14/12	(12,355)
Citibank NA	USD	28,376	CAD	27,755	12/14/12	(441,541)
Citibank NA	USD	2,737	JPY	216,579	12/14/12	(109,428)
Credit Suisse London Branch (GFX)	USD	1,868	AUD	1,842	12/14/12	53,300
Credit Suisse London Branch (GFX)	USD	19,414	CHF	18,298	12/14/12	334,103
Credit Suisse London Branch (GFX)	USD	47,704	JPY	3,731,654	12/14/12	(2,430,653)
Deutsche Bank AG London	USD	2,945	CAD	2,861	12/14/12	(65,916)
Deutsche Bank AG London	USD	5,742	GBP	3,535	12/14/12	(78,631)
Goldman Sachs Capital Markets LP	USD	2,250	AUD	2,148	12/14/12	(10,393)

Counterparty & Description	Contract Amount (000)		U.S. $ Value on Origination Date		U.S. $ Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	USD	9,950	EUR	7,768	12/14/12	$154,138
Goldman Sachs Capital Markets LP	USD	4,523	GBP	2,815	12/14/12	(12,579)
HSBC BankUSA	CHF	21,067	USD	22,489	12/14/12	(247,938)
HSBC BankUSA	EUR	61,936	USD	79,961	12/14/12	(599,088)
HSBC BankUSA	GBP	39,483	USD	63,444	12/14/12	186,700
HSBC BankUSA	USD	53,870	GBP	33,746	12/14/12	195,389
HSBC BankUSA	USD	2,937	JPY	229,316	12/14/12	(154,625)
JPMorgan Chase Bank, NA	USD	2,560	CHF	2,387	12/14/12	16,260
JPMorgan Chase Bank, NA	USD	17,856	EUR	13,770	12/14/12	54,459
Morgan Stanley & Co., Inc.	USD	6,853	EUR	5,216	12/14/12	(68,759)
Royal Bank of Canada	CAD	1,785	USD	1,804	12/14/12	7,335
Royal Bank of Canada	USD	1,890	AUD	1,815	12/14/12	2,795
Royal Bank of Canada	USD	2,590	CAD	2,528	12/14/12	(45,305)
Royal Bank of Canada	USD	5,006	GBP	3,087	12/14/12	(60,408)
Royal Bank of Canada	USD	5,007	JPY	391,994	12/14/12	(251,235)
Royal Bank of Scotland PLC	EUR	3,025	USD	3,971	12/14/12	36,141
Royal Bank of Scotland PLC	USD	1,986	AUD	1,913	12/14/12	9,262
Royal Bank of Scotland PLC	USD	19,530	CAD	19,150	12/14/12	(255,960)
Royal Bank of Scotland PLC	USD	12,926	CHF	12,115	12/14/12	149,414
Royal Bank of Scotland PLC	USD	85,050	EUR	66,141	12/14/12	978,671
Royal Bank of Scotland PLC	USD	30,067	GBP	18,592	12/14/12	(279,964)
Royal Bank of Scotland PLC	USD	26,351	JPY	2,050,950	12/14/12	(1,468,520)
UBS AG	EUR	2,270	USD	2,961	12/14/12	8,826
UBS AG	GBP	1,438	USD	2,318	12/14/12	14,306
UBS AG	USD	11,195	AUD	10,836	12/14/12	105,009
UBS AG	USD	3,234	EUR	2,596	12/14/12	142,346
UBS AG	USD	5,928	GBP	3,702	12/14/12	3,133
UBS AG	USD	2,241	JPY	175,148	12/14/12	(115,863)
Westpac Banking Corp.	USD	18,230	AUD	17,752	12/14/12	281,311

						$(1,962,517)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Russell 2000 Total Return Index	5,111	0.21%	$18,019	10/15/13	Bank of America, NA	$1,242,777
Receive	Russell 2000 Total Return Index	25	0.21%	88	3/15/13	Deutsche Bank AG	6,075
Receive	Russell 2000 Total Return Index	3,533	0.21%	12,456	3/15/13	JPMorgan Chase Bank, NA	858,374
Receive	Russell 2000 Total Return Index	244	0.21%	860	6/17/13	Morgan Stanley Capital Services LLC	59,322

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Russell 2000 Total Return Index	1,097	0.21%	$3,868	9/16/13	UBS AG	$266,722
Receive	Russell 2000 Total Return Index	1,085	0.21%	3,825	9/16/13	UBS AG	263,790
Receive	Russell 2000 Total Return Index	528	0.21%	1,862	10/15/13	UBS AG	128,215
Receive	Russell 2000 Total Return Index	883	0.21%	3,113	10/15/13	UBS AG	214,517
Receive	Russell 2000 Total Return Index	1,012	0.21%	3,568	10/15/13	UBS AG	246,024
Receive	Russell 2000 Total Return Index	2,103	0.21%	7,414	2/15/13	UBS AG	511,371
Receive	Russell 2000 Total Return Index	4,633	0.21%	16,334	2/15/13	UBS AG	1,125,781

							$4,922,968

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,864,834.
(f)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,640,565 and gross unrealized depreciation of investments was $(18,505,760), resulting in net unrealized appreciation of $32,134,805.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

FDR	-	Fiduciary Depositary Receipt
FTSE	-	Financial Times Stock Exchange
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
TOPIX	-	Tokyo Price Index

AllianceBernstein Pooling Portfolios

Volatility Management

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$45,914,936	$82,201,423	$	– 0	–	$128,116,359
Information Technology	67,005,562	11,359,527		– 0	–	78,365,089
Industrials	37,028,525	34,121,787		– 0	–	71,150,312
Consumer Staples	38,911,321	30,891,055		– 0	–	69,802,376
Health Care	42,541,532	26,006,404		– 0	–	68,547,936
Consumer Discretionary	40,029,130	27,010,190		– 0	–	67,039,320
Energy	38,397,157	20,533,493		– 0	–	58,930,650
Materials	12,313,553	25,066,549		– 0	–	37,380,102
Telecommunication Services	10,574,978	12,826,395		– 0	–	23,401,373
Utilities	11,966,026	10,038,742		– 0	–	22,004,768
Equity: Other	13,144,040	5,219,351		– 0	–	18,363,391

Investments in Securities:	Level 1		Level 2		Level 3		Total
Retail	10,643,428		1,938,703		– 0	–	12,582,131
Residential	9,055,398		1,165,005		– 0	–	10,220,403
Office	5,474,290		3,586,288		– 0	–	9,060,578
Lodging	2,356,701		250,455		– 0	–	2,607,156
Investment Companies	280,110,206		44,403		– 0	–	280,154,609
Options Purchased - Puts	– 0	–	5,057,580		– 0	–	5,057,580
Preferred Stocks	– 0	–	– 0	–	5,605		5,605
Rights	5,539		– 0	–	– 0	– ^	5,539
Warrants	– 0	–	– 0	–	– 0	– ^	– 0	–
Short-Term Investments:
Investment Companies	785,530,751		– 0	–	– 0	–	785,530,751
U.S. Treasury Bills	– 0	–	5,999,320		– 0	–	5,999,320
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,896,582		– 0	–	– 0	–	9,896,582

Total Investments in Securities	1,460,899,655		303,316,670	+	5,605		1,764,221,930
Other Financial Instruments* :
Assets:
Futures Contracts	1,065,285		2,393,170		– 0	–	3,458,455
Forward Currency Exchange Contracts	– 0	–	5,412,274		– 0	–	5,412,274
Total Return Swap Contracts	– 0	–	4,922,968		– 0	–	4,922,968
Liabilities:
Futures Contracts	(8,723,187)		(6,298)		– 0	–	(8,729,485)
Forward Currency Exchange Contracts	– 0	–	(7,374,791)		– 0	–	(7,374,791)

Total ++	$1,453,241,753		$308,663,993		$5,605		$1,761,911,351

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stock			Rights^			Warrants^
Balance as of 8/31/12	$	– 0	–		$7,638		$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		25			(7,638)			– 0	–
Purchases		5,580			– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–
Balance as of 11/30/12		$5,605			$–0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12		$25		$	– 0	–	$	– 0	–

	Total
Balance as of 8/31/12	$7,638
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(7,613)
Purchases	5,580
Sales	– 0	–
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/12	$5,605

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$25

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

November 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 74.9%
Industrial - 62.0%
Basic - 5.2%
AK Steel Corp.
8.75%, 12/01/18 (a)	U.S.$	355	$379,850
Aleris International, Inc.
7.625%, 2/15/18 (b)		935	939,675
7.875%, 11/01/20 (a)		466	460,175
ArcelorMittal
6.75%, 2/25/22 (b)		865	900,640
Arch Coal, Inc.
7.25%, 6/15/21 (b)		594	531,630
Ashland, Inc.
4.75%, 8/15/22 (a)		161	165,428
Basell Finance Co. BV
8.10%, 3/15/27 (a)		1,004	1,355,400
Calcipar SA
6.875%, 5/01/18 (a)		479	479,000
Celanese US Holdings LLC
4.625%, 11/15/22		492	507,990
Commercial Metals Co.
6.50%, 7/15/17		1,366	1,447,960
Consol Energy, Inc.
8.25%, 4/01/20		1,485	1,585,237
Huntsman International LLC
5.50%, 6/30/16 (b)		400	400,500
8.625%, 3/15/21		891	1,009,057
Ineos Finance PLC
7.50%, 5/01/20 (a)		376	388,220
8.375%, 2/15/19 (a)		425	453,156
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		736	758,080
LyondellBasell Industries NV
5.75%, 4/15/24 (b)		1,075	1,290,000
6.00%, 11/15/21		339	404,681
Momentive Performance Materials, Inc.
8.875%, 10/15/20 (a)		310	307,675
NOVA Chemicals Corp.
8.625%, 11/01/19		501	571,140
Peabody Energy Corp.
6.00%, 11/15/18		275	287,375
6.25%, 11/15/21		659	683,713
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		501	506,010
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17 (a)		400	396,000
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	500	717,872
Steel Dynamics, Inc.
6.125%, 8/15/19 (a)	U.S.$	515	538,175
6.375%, 8/15/22 (a)		487	508,915
TPC Group LLC
8.25%, 10/01/17		1,047	1,162,170
Weyerhaeuser Co.
7.375%, 3/15/32		685	875,738

			20,011,462

	Principal Amount (000)		U.S. $ Value
Capital Goods - 7.4%
Alliant Techsystems, Inc.
6.875%, 9/15/20		320	352,000
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)		620	675,800
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, 10/15/17 (a)	EUR	650	910,873
B/E Aerospace, Inc.
5.25%, 4/01/22	U.S.$	848	894,640
Berry Plastics Corp.
9.75%, 1/15/21		1,205	1,370,687
Building Materials Corp. of America
7.00%, 2/15/20 (a)		39	42,510
7.50%, 3/15/20 (a)		499	546,405
Cemex Finance LLC
9.375%, 10/12/22 (a)		200	215,952
9.50%, 12/14/16 (a)		277	297,775
Clean Harbors, Inc.
5.125%, 6/01/21 (a)		332	332,000
CNH America LLC
7.25%, 1/15/16		935	1,051,875
CNH Capital LLC Co.
6.25%, 11/01/16		262	286,235
Franz Haniel & Cie GmbH
6.25%, 2/08/18	EUR	760	1,095,168
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	500	552,500
Griffon Corp.
7.125%, 4/01/18		287	303,861
HD Supply, Inc.
8.125%, 4/15/19 (a)		645	727,237
Interline Brands, Inc.
10.00%, 11/15/18 (a)(c)		590	636,463
KUKA AG
8.75%, 11/15/17 (a)	EUR	361	531,121
Manitowoc Co., Inc. (The)
8.50%, 11/01/20 (b)	U.S.$	922	1,032,640
Masco Corp.
5.95%, 3/15/22		1,170	1,297,800
7.125%, 3/15/20		900	1,055,152
Mohawk Industries, Inc.
6.375%, 1/15/16 (d)		627	703,808
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,180	1,203,600
Polymer Group, Inc.
7.75%, 2/01/19		1,300	1,391,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		712	767,180
7.875%, 8/15/19		1,190	1,309,000

	Principal Amount (000)		U.S. $ Value
8.25%, 2/15/21 (d)		2,714	2,693,645
9.00%, 4/15/19		638	657,140
Sealed Air Corp.
6.875%, 7/15/33 (a)		1,320	1,254,000
8.125%, 9/15/19 (a)		551	611,610
8.375%, 9/15/21 (a)		241	271,125
Terex Corp.
6.00%, 5/15/21		265	274,938
TransDigm, Inc.
7.75%, 12/15/18		1,200	1,326,000
United Rentals North America, Inc.
8.25%, 2/01/21		750	840,000
8.375%, 9/15/20		267	294,701
9.25%, 12/15/19		650	739,375

			28,545,816

Communications - Media - 8.3%
Allbritton Communications Co.
8.00%, 5/15/18		510	554,625
Cablevision Systems Corp.
8.00%, 4/15/20		785	867,425
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, 1/31/22		580	630,750
7.00%, 1/15/19		2,250	2,435,625
7.375%, 6/01/20		750	834,375
7.875%, 4/30/18		664	717,120
8.125%, 4/30/20		219	246,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, 11/15/17 (a)		1,015	1,083,512
Clear Channel Communications, Inc.
9.00%, 12/15/19 (a)		650	589,063
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22 (a)		2,000	2,004,750
Series A
7.625%, 3/15/20		100	96,500
Crown Media Holdings, Inc.
10.50%, 7/15/19		470	526,400
CSC Holdings LLC
7.625%, 7/15/18		535	613,913
DISH DBS Corp.
6.625%, 10/01/14		970	1,047,600
6.75%, 6/01/21		1,100	1,243,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC
7.00%, 10/15/20 (a)		566	574,490
Hughes Satellite Systems Corp.
7.625%, 6/15/21		965	1,075,975
Intelsat Jackson Holdings SA
7.25%, 10/15/20		1,900	2,028,250
Intelsat Luxembourg SA
11.25%, 2/04/17		1,725	1,828,500
11.50%, 2/04/17 (c)		1,023	1,085,804
Kabel Deutschland Holding AG
6.50%, 7/31/17 (a)	EUR	640	896,860

	Principal Amount (000)		U.S. $ Value
Lamar Media Corp.
5.875%, 2/01/22	U.S.$	459	488,261
Quebecor Media, Inc.
7.75%, 3/15/16		1,178	1,213,340
RR Donnelley & Sons Co.
7.25%, 5/15/18		824	793,100
Sinclair Television Group, Inc.
6.125%, 10/01/22 (a)		576	600,480
8.375%, 10/15/18		600	669,000
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19 (a)		425	435,094
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)		332	361,880
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19 (a)		402	440,219
Univision Communications, Inc.
6.75%, 9/15/22 (a)		645	651,450
6.875%, 5/15/19 (a)		1,000	1,025,000
8.50%, 5/15/21 (a)		950	978,500
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)		550	589,875
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)		665	728,175
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		975	1,074,937
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	745	1,066,286

			32,096,509

Communications - Telecommunications - 5.4%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)	U.S.$	1,050	1,107,750
Crown Castle International Corp.
7.125%, 11/01/19		1,000	1,102,500
Fairpoint Communications, Inc./Old Series 1
13.125%, 4/02/18 (e)		1,966	19,661
Frontier Communications Corp.
9.00%, 8/15/31		545	579,063
Level 3 Communications, Inc.
11.875%, 2/01/19		743	847,020
Level 3 Financing, Inc.
7.00%, 6/01/20 (a)		800	814,000
8.625%, 7/15/20		314	341,475
9.375%, 4/01/19		550	614,625
PAETEC Holding Corp.
9.875%, 12/01/18		495	558,113
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	345	569,324

	Principal Amount (000)		U.S. $ Value
Portugal Telecom International Finance BV
5.625%, 2/08/16	EUR	725	982,973
SBA Telecommunications, Inc.
5.75%, 7/15/20 (a)	U.S.$	149	155,705
Sprint Capital Corp.
6.875%, 11/15/28		2,590	2,667,700
8.75%, 3/15/32		1,180	1,401,250
Sprint Nextel Corp.
6.00%, 11/15/22		785	790,887
9.00%, 11/15/18 (a)		945	1,164,712
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	350	491,504
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)		420	575,182
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	1,039	1,142,900
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		880	877,800
11.75%, 7/15/17 (a)		985	1,007,162
Windstream Corp.
7.50%, 4/01/23		1,465	1,512,612
7.875%, 11/01/17		675	747,562
8.125%, 9/01/18		900	976,500

			21,047,980

Consumer Cyclical - Automotive - 2.1%
Affinia Group, Inc.
9.00%, 11/30/14		380	380,950
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		975	1,038,375
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		427	416,325
Continental Rubber of America Corp.
4.50%, 9/15/19 (a)		799	804,993
Dana Holding Corp.
6.50%, 2/15/19		140	148,225
6.75%, 2/15/21		111	118,770
Delphi Corp.
5.875%, 5/15/19		433	467,640
6.125%, 5/15/21		325	359,125
General Motors Financial Co., Inc.
6.75%, 6/01/18		760	856,778
Goodyear Tire & Rubber Co. (The)
8.75%, 8/15/20		857	968,410
Navistar International Corp.
8.25%, 11/01/21 (b)		1,224	1,168,920
Schaeffler Finance BV
8.50%, 2/15/19 (a)		800	890,000
UCI International, Inc.
8.625%, 2/15/19		402	388,433

			8,006,944

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.8%
AMC Entertainment, Inc.
9.75%, 12/01/20	U.S.$	425	478,125
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		385	427,831
Greektown Holdings LLC
10.75%, 12/01/13 (f)(g)(h)		525	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		837	924,885
Regal Entertainment Group
9.125%, 8/15/18		1,020	1,129,650

			2,960,491

Consumer Cyclical - Other - 4.4%
Broder Brothers Co.
12.00%, 10/15/13 (a)(c)		354	345,157
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		825	525,938
Chester Downs & Marina LLC
9.25%, 2/01/20 (a)		456	450,300
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		1,111	1,183,215
DR Horton, Inc.
6.50%, 4/15/16		1,180	1,312,750
Host Hotels & Resorts LP
Series Q
6.75%, 6/01/16		760	779,475
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		545	583,150
Lennar Corp.
Series B
6.50%, 4/15/16		1,260	1,395,450
M/I Homes, Inc.
8.625%, 11/15/18		790	855,175
Marina District Finance Co., Inc.
9.875%, 8/15/18 (b)		745	709,612
MGM Resorts International
6.625%, 7/15/15		1,222	1,301,430
7.75%, 3/15/22		315	331,538
NCL Corp., Ltd.
9.50%, 11/15/18		293	323,399
11.75%, 11/15/16		260	295,100
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		1,885	1,936,837
Ryland Group, Inc. (The)
6.625%, 5/01/20		335	372,688
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		703	773,300
Standard Pacific Corp.
8.375%, 5/15/18		500	577,500
Toll Brothers Finance Corp.
5.875%, 2/15/22		525	595,190
Wolverine World Wide, Inc.
6.125%, 10/15/20 (a)		251	260,726
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		1,900	2,180,250

			17,088,180

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.2%
CKE Restaurants, Inc.
11.375%, 7/15/18		675	780,469

Consumer Cyclical - Retailers - 2.5%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		357	397,163
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		960	1,051,200
Dollar General Corp.
4.125%, 7/15/17		486	510,300
J Crew Group, Inc.
8.125%, 3/01/19 (b)		1,040	1,092,000
JC Penney Corp., Inc.
6.375%, 10/15/36		250	189,375
7.40%, 4/01/37		513	436,691
Limited Brands, Inc.
5.625%, 2/15/22		503	543,240
6.625%, 4/01/21		400	458,500
6.90%, 7/15/17		1,063	1,225,107
Michaels Stores, Inc.
7.75%, 11/01/18		500	541,875
Rite Aid Corp.
8.00%, 8/15/20		1,000	1,122,500
10.25%, 10/15/19		648	732,240
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		606	655,995
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)(b)		805	821,100

			9,777,286

Consumer Non-Cyclical - 10.1%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		1,299	1,402,920
Alere, Inc.
8.625%, 10/01/18		800	812,000
ARAMARK Corp.
8.50%, 2/01/15		1,710	1,729,255
Biomet, Inc.
6.50%, 10/01/20 (a)		925	915,750
Capsugel FinanceCo SCA
9.875%, 8/01/19 (a)	EUR	740	1,087,521
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	510	875,201
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (c)	U.S.$	175	178,793
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		401	424,057
8.00%, 11/15/19		309	336,424
Constellation Brands, Inc.
6.00%, 5/01/22		1,107	1,266,131

	Principal Amount (000)		U.S. $ Value
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		386	420,740
Del Monte Corp.
7.625%, 2/15/19		595	611,362
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		500	521,250
Elan Finance PLC/Elan Finance Corp.
6.25%, 10/15/19 (a)		400	414,000
Elizabeth Arden, Inc.
7.375%, 3/15/21		445	495,062
Emergency Medical Services Corp.
8.125%, 6/01/19		1,123	1,198,802
Endo Health Solutions, Inc.
7.00%, 7/15/19		195	208,163
7.25%, 1/15/22		255	272,213
Fresenius Medical Care US Finance, Inc.
6.50%, 9/15/18 (a)		385	432,162
Grifols, Inc.
8.25%, 2/01/18		700	774,375
HCA, Inc.
6.375%, 1/15/15		1,698	1,829,595
6.50%, 2/15/20		3,125	3,507,812
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		375	354,375
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)(b)		995	1,119,375
Jarden Corp.
7.50%, 1/15/20		280	304,500
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (a)		215	211,238
8.25%, 2/01/20 (a)		764	796,470
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		1,015	1,055,600
Mead Products LLC/ACCO Brands Corp.
6.75%, 4/30/20 (a)		401	416,038
Minerva Luxembourg SA
12.25%, 2/10/22 (a)		325	384,313
New Albertsons, Inc.
7.45%, 8/01/29		1,870	1,047,200
Party City Holdings, Inc.
8.875%, 8/01/20 (a)		640	678,400
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/01/17		825	866,250
Post Holdings, Inc.
7.375%, 2/15/22 (a)		398	425,362
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	665	1,118,702
PSS World Medical, Inc.
6.375%, 3/01/22	U.S.$	500	587,500
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	600	853,525
Select Medical Holdings Corp.
6.429%, 9/15/15 (i)	U.S.$	500	501,250

	Principal Amount (000)	U.S. $ Value
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)	343	344,715
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (a)	48	49,800
6.625%, 11/15/22 (a)	84	87,990
Spectrum Brands, Inc.
6.75%, 3/15/20 (a)	900	938,250
Stater Bros Holdings, Inc.
7.375%, 11/15/18	390	420,225
STHI Holding Corp.
8.00%, 3/15/18 (a)	175	190,313
Tenet Healthcare Corp.
8.875%, 7/01/19	900	1,008,000
United Surgical Partners International, Inc.
9.00%, 4/01/20	382	421,155
Universal Hospital Services, Inc.
3.902%, 6/01/15 (i)	895	888,287
Valeant Pharmaceuticals International
6.875%, 12/01/18 (a)	825	892,031
7.00%, 10/01/20 (a)	1,215	1,321,312
7.25%, 7/15/22 (a)	210	229,163
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19 (b)	727	748,810
8.00%, 2/01/18	170	176,588
VPI Escrow Corp.
6.375%, 10/15/20 (a)	800	850,000

		39,000,325

Energy - 7.6%
Antero Resources Finance Corp.
7.25%, 8/01/19	384	414,720
9.375%, 12/01/17	495	544,500
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (e)	410	35,875
Atwood Oceanics, Inc.
6.50%, 2/01/20	180	192,150
Basic Energy Services, Inc.
7.75%, 2/15/19	500	496,250
Berry Petroleum Co.
6.375%, 9/15/22	607	625,210
Bill Barrett Corp.
7.625%, 10/01/19	400	414,000
Bristow Group, Inc.
6.25%, 10/15/22	222	235,320
Chaparral Energy, Inc.
7.625%, 11/15/22	835	857,962
CHC Helicopter SA
9.25%, 10/15/20 (a)	609	618,135
Chesapeake Energy Corp.
2.50%, 5/15/37	1,225	1,093,312
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21	800	840,000
Cimarex Energy Co.
5.875%, 5/01/22	863	923,410

	Principal Amount (000)	U.S. $ Value
Continental Resources, Inc./OK
5.00%, 9/15/22	814	862,840
7.125%, 4/01/21	150	169,125
Denbury Resources, Inc.
6.375%, 8/15/21	1,202	1,322,200
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19	489	525,675
9.25%, 12/15/17	800	902,000
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19	823	890,897
Forest Oil Corp.
7.25%, 6/15/19 (b)	739	739,000
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20	543	557,933
Key Energy Services, Inc.
6.75%, 3/01/21	466	467,165
6.75%, 3/01/21 (a)	435	433,913
Laredo Petroleum, Inc.
7.375%, 5/01/22	369	399,443
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (a)	369	370,384
Newfield Exploration Co.
7.125%, 5/15/18	1,135	1,197,425
Offshore Group Investment Ltd.
7.50%, 11/01/19 (a)	483	485,415
11.50%, 8/01/15	642	706,200
Oil States International, Inc.
6.50%, 6/01/19	722	767,125
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	348	365,400
PHI, Inc.
8.625%, 10/15/18	400	426,000
Pioneer Energy Services Corp.
9.875%, 3/15/18	716	775,070
Plains Exploration & Production Co.
6.50%, 11/15/20	2,094	2,135,880
6.625%, 5/01/21	500	512,500
6.75%, 2/01/22	1,485	1,529,550
Precision Drilling Corp.
6.50%, 12/15/21	299	312,455
QEP Resources, Inc.
5.375%, 10/01/22	1,100	1,160,500
Range Resources Corp.
5.75%, 6/01/21	1,060	1,126,250
SandRidge Energy, Inc.
7.50%, 3/15/21-2/15/23	641	668,243
8.125%, 10/15/22	435	465,450
8.75%, 1/15/20	775	838,937
SESI LLC
7.125%, 12/15/21	563	626,337
W&T Offshore, Inc.
8.50%, 6/15/19	550	577,500

		29,607,656

	Principal Amount (000)		U.S. $ Value
Other Industrial - 1.4%
A123 Systems, Inc.
3.75%, 4/15/16 (e)		650	331,500
Briggs & Stratton Corp.
6.875%, 12/15/20		152	168,340
Brightstar Corp.
9.50%, 12/01/16 (a)		883	935,980
General Cable Corp.
5.75%, 10/01/22 (a)		387	394,740
Hologic, Inc.
6.25%, 8/01/20 (a)		291	309,188
Interline Brands, Inc./NJ
7.50%, 11/15/18		704	762,080
Laureate Education, Inc.
9.25%, 9/01/19 (a)		889	906,780
Neenah Foundry Co.
15.00%, 7/29/15 (c)(h)		347	316,028
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		950	698,250
Rexel SA
6.125%, 12/15/19 (a)		645	667,575

			5,490,461

Services - 1.8%
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		284	295,360
Lottomatica Group SpA
8.25%, 3/31/66 (a)	EUR	730	977,884
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	309	335,651
Realogy Corp.
7.625%, 1/15/20 (a)		449	500,635
Sabre, Inc.
8.50%, 5/15/19 (a)		847	895,703
Service Corp. International/US
6.75%, 4/01/16		1,040	1,157,000
ServiceMaster Co./TN
7.00%, 8/15/20 (a)		319	312,221
8.00%, 2/15/20		342	347,985
Travelport LLC/Travelport, Inc.
9.00%, 3/01/16		566	399,030
West Corp.
7.875%, 1/15/19		1,750	1,771,875

			6,993,344

Technology - 4.0%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		121	103,909
Avaya, Inc.
7.00%, 4/01/19 (a)		102	91,545
9.75%, 11/01/15		490	388,325
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		671	738,100
8.50%, 4/01/19		1,049	1,130,297

	Principal Amount (000)		U.S. $ Value
Ceridian Corp.
8.875%, 7/15/19 (a)		821	878,470
CommScope, Inc.
8.25%, 1/15/19 (a)		760	826,500
CPI International, Inc.
8.00%, 2/15/18		704	670,560
First Data Corp.
6.75%, 11/01/20 (a)		652	658,520
7.375%, 6/15/19 (a)		3,600	3,717,000
Freescale Semiconductor, Inc.
8.875%, 12/15/14		152	152,760
10.125%, 12/15/16		212	218,625
GXS Worldwide, Inc.
9.75%, 6/15/15		600	626,250
Infor US, Inc.
9.375%, 4/01/19		318	354,570
10.00%, 4/01/19	EUR	251	358,266
Iron Mountain, Inc.
5.75%, 8/15/24	U.S.$	533	531,667
NCR Corp.
5.00%, 7/15/22 (a)		241	244,013
NXP BV/NXP Funding LLC
3.09%, 10/15/13 (i)		118	117,853
Sanmina Corp.
7.00%, 5/15/19 (a)		603	603,000
Seagate HDD Cayman
7.00%, 11/01/21		769	803,605
Sensata Technologies BV
6.50%, 5/15/19 (a)		800	844,000
Serena Software, Inc.
10.375%, 3/15/16		702	716,040
SunGard Data Systems, Inc.
7.625%, 11/15/20		800	876,000

			15,649,875

Transportation - Airlines - 0.1%
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		465	502,200

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17		164	173,635

Transportation - Services - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.75%, 5/15/16 (b)		867	889,768
HDTFS, Inc.
5.875%, 10/15/20 (a)		360	371,700
6.25%, 10/15/22 (a)		145	150,256
Hertz Corp. (The)
6.75%, 4/15/19		1,236	1,334,880

			2,746,604

			240,479,237

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 6.6%
Banking - 1.4%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	980	1,000,514
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 9/26/19 (a)	U.S.$	393	410,060
BBVA International Preferred SAU
5.919%, 4/18/17		363	274,065
HBOS Capital Funding No2 LP
6.071%, 6/30/14 (a)		665	541,975
HT1 Funding GmbH
6.352%, 6/30/17	EUR	825	836,904
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	370	377,400
Regions Financing Trust II
6.625%, 5/15/47		650	649,069
Swedbank AB
5.75%, 3/17/16	GBP	340	553,120
UBS AG/Jersey
4.28%, 4/15/15	EUR	820	1,007,797

			5,650,904

Brokerage - 0.6%
E*Trade Financial Corp.
6.375%, 11/15/19	U.S.$	513	517,489
6.75%, 6/01/16		329	345,450
12.50%, 11/30/17		64	72,022
Lehman Brothers Holdings, Inc.
1.00%, 1/24/13 (f)		5,500	1,278,750

			2,213,711

Finance - 3.5%
Air Lease Corp.
5.625%, 4/01/17		294	307,230
Ally Financial, Inc.
4.625%, 6/26/15		1,625	1,694,062
6.75%, 12/01/14		760	820,694
8.00%, 11/01/31		501	633,765
Series 8
6.75%, 12/01/14		1,657	1,789,560
Capmark Financial Group, Inc.
7.875%, 5/10/12		1,666	0
CIT Group, Inc.
5.25%, 3/15/18		2,125	2,255,156
International Lease Finance Corp.
5.875%, 4/01/19		2,930	3,019,802
6.375%, 3/25/13		1,715	1,734,294
Residential Capital LLC
9.625%, 5/15/15 (e)		375	390,938
Sistema International Funding SA
6.95%, 5/17/19 (a)		850	893,685

			13,539,186

	Principal Amount (000)		U.S. $ Value
Insurance - 0.3%
CNO Financial Group, Inc.
6.375%, 10/01/20 (a)		125	130,938
Genworth Financial, Inc.
6.15%, 11/15/66		295	198,387
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		410	455,100
XL Group PLC
Series E
6.50%, 4/15/17		420	380,520

			1,164,945

Other Finance - 0.8%
FTI Consulting, Inc.
6.75%, 10/01/20		500	531,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		1,481	1,573,562
iPayment Holdings, Inc.
15.00%, 11/15/18 (c)		304	256,381
iPayment, Inc.
10.25%, 5/15/18		860	715,950

			3,077,143

			25,645,889

Utility - 6.3%
Electric - 4.5%
AES Corp./VA
7.375%, 7/01/21		489	541,568
7.75%, 3/01/14		630	673,312
8.00%, 10/15/17		1,240	1,422,900
Calpine Corp.
7.25%, 10/15/17 (a)		2,025	2,166,750
7.875%, 1/15/23 (a)		450	501,750
CMS Energy Corp.
6.25%, 2/01/20		1,000	1,179,202
DPL, Inc.
7.25%, 10/15/21		850	896,750
EDP Finance BV
4.90%, 10/01/19 (a)		105	102,539
5.875%, 2/01/16 (a)	EUR	430	585,801
6.00%, 2/02/18 (a)	U.S.$	705	726,150
Energy Future Holdings Corp.
10.00%, 1/15/20		694	737,375
Series Q
6.50%, 11/15/24		481	228,475
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
6.875%, 8/15/17 (a)		994	1,018,850
10.00%, 12/01/20		792	883,080
GenOn Americas Generation LLC
8.50%, 10/01/21		725	799,312
GenOn Energy, Inc.
7.875%, 6/15/17		840	907,200
NRG Energy, Inc.

	Principal Amount (000)		U.S. $ Value
6.625%, 3/15/23 (a)		204	211,140
7.875%, 5/15/21		901	995,605
8.25%, 9/01/20		975	1,082,250
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		375	396,638
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	300	420,403
Techem GmbH
6.125%, 10/01/19 (a)		300	412,600
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)	U.S.$	761	563,140

			17,452,790

Natural Gas - 1.8%
Access Midstream Partners LP/ACMP Finance Corp.
6.125%, 7/15/22		216	228,960
El Paso LLC
Series G
7.75%, 1/15/32		855	1,003,180
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		420	475,650
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)		180	188,325
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		1,765	1,925,906
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		1,600	1,740,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, 8/01/21 (a)		819	876,330
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		330	361,350

			6,799,701

			24,252,491

Total Corporates - Non-Investment Grades (cost $272,165,992)			290,377,617

CORPORATES - INVESTMENT GRADES - 7.0%
Financial Institutions - 3.9%
Banking - 1.7%
Barclays Bank PLC
7.625%, 11/21/22 (b)		775	767,250
BNP Paribas SA
8.667%, 9/11/13	EUR	650	864,801
Citigroup, Inc.
4.45%, 1/10/17	U.S.$	630	698,992

	Principal Amount (000)		U.S. $ Value
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands
8.375%, 7/26/16		410	437,675
Countrywide Financial Corp.
6.25%, 5/15/16		731	806,844
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)		544	732,391
Lloyds TSB Bank PLC
11.875%, 12/16/21 (a)	EUR	580	910,924
Sovereign Bank/Wilmington DE
8.75%, 5/30/18	U.S.$	360	419,330
Turkiye Garanti Bankasi AS
5.25%, 9/13/22 (a)		672	708,086
Turkiye Vakiflar Bankasi Tao
5.75%, 4/24/17 (a)		425	467,504

			6,813,797

Finance - 0.6%
General Electric Capital Corp.
Series A
7.125%, 6/15/22		800	901,080
SLM Corp.
7.25%, 1/25/22		335	367,662
8.00%, 3/25/20		580	662,650
Series A
5.00%, 10/01/13		400	410,000

			2,341,392

Insurance - 0.8%
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		102	86,190
Metlife Capital Trust IV
7.875%, 12/15/37 (a)		750	915,000
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		489	573,701
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		575	827,550
Swiss Re Capital I LP
6.854%, 5/25/16 (a)		580	606,100
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16	EUR	100	128,755

			3,137,296

REITS - 0.8%
DDR Corp.
7.875%, 9/01/20	U.S.$	1,000	1,289,876
EPR Properties
7.75%, 7/15/20		842	980,882
Senior Housing Properties Trust
6.75%, 12/15/21		600	692,154

			2,962,912

			15,255,397

	Principal Amount (000)		U.S. $ Value
Industrial - 2.8%
Basic - 0.2%
Domtar Corp.
7.125%, 8/15/15		626	703,362

Capital Goods - 0.3%
Nordenia International AG
9.75%, 7/15/17 (a)	EUR	517	779,966
Tyco International Finance SA
8.50%, 1/15/19	U.S.$	375	495,367

			1,275,333

Communications - Media - 0.6%
Unitymedia Hessen / Nrw
5.50%, 1/15/23 (a)		580	584,410
Virgin Media Secured Finance PLC
6.50%, 1/15/18		1,500	1,627,500

			2,211,910

Communications - Telecommunications - 0.2%
Qwest Corp.
6.875%, 9/15/33		720	720,000
Telefonica Emisiones SAU
Series G
3.661%, 9/18/17 (a)	EUR	150	199,889

			919,889

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
7.00%, 10/01/13	U.S.$	949	992,486

Consumer Cyclical - Other - 0.2%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)		94	101,274
7.75%, 10/01/17 (a)		631	687,790

			789,064

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		402	472,746

Consumer Non-Cyclical - 0.2%
Mylan, Inc./PA
7.875%, 7/15/20 (a)		750	885,938

Energy - 0.7%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15		856	867,661
Petrohawk Energy Corp.
7.25%, 8/15/18		450	512,331
Pioneer Natural Resources Co.
5.875%, 7/15/16		995	1,137,888

			2,517,880

			10,768,608

	Principal Amount (000)	U.S. $ Value
Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21	850	955,902

Total Corporates - Investment Grades (cost $23,952,742)		26,979,907

BANK LOANS - 3.4%
Industrial - 3.0%
Basic - 0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
5.25%, 10/18/17 (i)	605	606,512
Newpage Corporation
8.75%, 3/08/13 (i)	750	749,535
Patriot Coal Corporation
9.25%, 12/31/13 (i)	250	250,783

		1,606,830

Capital Goods - 0.1%
Serta Simmons Holdings LLC
5.00%, 10/01/19 (i)	500	499,375

Communications - Media - 0.1%
Advantage Sales & Marketing, Inc.
5.25%, 12/18/17 (i)	221	222,168

Consumer Cyclical - Automotive - 0.3%
Schaeffler AG
6.00%, 1/27/17 (i)	448	453,003
TI Group Automotive Systems, LLC
6.75%, 3/14/18 (i)	796	799,980

		1,252,983

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations, Inc.
6.00%, 11/30/16 (i)	540	547,129

Consumer Cyclical - Other - 0.7%
Harrah’s Las Vegas Propco, LLC
3.20%, 2/13/13 (i)	1,500	1,259,370
Las Vegas Sands, LLC
2.71%, 11/23/16 (i)	1,340	1,339,562

		2,598,932

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Harbor Freight Tools USA, Inc./Central Puchasing LLC
5.50%, 11/14/17 (i)	499	501,658

Consumer Non-Cyclical - 0.4%
BJ’s Wholesale Club, Inc.
9.75%, 3/26/20 (i)	400	410,400
Immucor, Inc. (fka IVD Acquisition Corporation)
5.75%, 8/19/18 (i)	594	599,702
Kinetic Concepts, Inc.
5.50%, 5/04/18 (i)	397	399,695
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
5.00%, 9/30/19 (i)	300	299,001

		1,708,798

Other Industrial - 0.2%
Navistar, Inc.
7.00%, 8/17/17 (i)	600	601,134

Technology - 0.6%
Avaya, Inc.
10/24/14 (j)	515	485,110
Blackboard, Inc.
11.50%, 4/04/19 (i)	1,100	1,043,350
Eastman Kodak Company
8.50%, 7/20/13 (i)	190	189,537
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (i)	688	554,787

		2,272,784

		11,811,791

Financial Institutions - 0.4%
REITS - 0.4%
iStar Financial, Inc.
5.25%, 3/19/16 (i)	338	340,252
5.75%, 10/15/17 (i)	1,082	1,082,203

		1,422,455

Total Bank Loans (cost $13,261,346)		13,234,246

EMERGING MARKETS - CORPORATE BONDS - 2.7%
Industrial - 2.7%
Basic - 1.0%
Novelis, Inc./GA
8.75%, 12/15/20	1,976	2,213,120
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)	293	288,887
9.25%, 4/19/14 (a)	508	554,187
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)	900	947,700

		4,003,894

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.2%
Columbus International, Inc.
11.50%, 11/20/14 (a)		698	774,780

Consumer Cyclical - Other - 0.5%
Corp. GEO SAB de CV
8.875%, 3/27/22 (a)		855	897,750
MCE Finance Ltd.
10.25%, 5/15/18		460	520,950
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		250	262,500

			1,681,200

Consumer Non-Cyclical - 0.4%
Corp. Azucarera del Peru SA
6.375%, 8/02/22 (a)		562	610,716
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	642	887,138

			1,497,854

Energy - 0.1%
Golden Close Maritime Corp,. Ltd
11.00%, 12/09/15	U.S.$	400	429,049

Other Industrial - 0.2%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		397	331,495
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	459	507,541

			839,036

Technology - 0.1%
MMI International Ltd.
8.00%, 3/01/17 (a)	U.S.$	475	503,500

Transportation - Services - 0.2%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)		748	778,747

Total Emerging Markets - Corporate Bonds (cost $9,923,517)			10,508,060

GOVERNMENTS - TREASURIES - 2.3%
Canada - 0.4%
Canadian Government Bond
2.00%, 6/01/16	CAD	550	568,969
3.25%, 6/01/21		925	1,053,980

			1,622,949

	Principal Amount (000)		U.S. $ Value
United Kingdom - 0.8%
United Kingdom Gilt
2.00%, 1/22/16	GBP	1,725	2,895,511

United States - 1.1%
U.S. Treasury Bonds
3.125%, 11/15/41-2/15/42 (k)	U.S.$	2,842	3,051,700
U.S. Treasury Notes
2.125%, 8/15/21 (k)		1,195	1,269,233

			4,320,933

Total Governments - Treasuries (cost $8,466,780)			8,839,393

EMERGING MARKETS - SOVEREIGNS - 1.9%
Argentina - 0.5%
Argentina Boden Bonos
7.00%, 10/03/15		2,100	1,778,583

Hungary - 0.3%
Hungary Government International Bond
6.375%, 3/29/21		1,130	1,247,238

Turkey - 0.4%
Republic of Turkey
6.25%, 9/26/22		1,051	1,319,005

Ukraine - 0.2%
Ukraine Government International Bond
6.75%, 11/14/17 (a)		930	928,750

Venezuela - 0.5%
Venezuela Government International Bond
7.00%, 3/31/38 (a)		2,675	2,026,312

Total Emerging Markets - Sovereigns (cost $5,926,586)			7,299,888

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Non-Agency Fixed Rate CMBS - 1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.393%, 7/15/44		2,500	2,633,300
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,565	1,473,839
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ
5.82%, 6/11/42		970	963,324
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24 (a)		1,300	1,350,128

Total Commercial Mortgage-Backed Securities (cost $5,941,609)			6,420,591

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 1.6%
Quasi-Sovereign Bonds - 1.6%
Kazakhstan - 0.7%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
6.25%, 5/20/15 (a)	875	956,191
KazMunayGas National Co. JSC
8.375%, 7/02/13 (a)	400	414,964
9.125%, 7/02/18 (a)	950	1,251,540

		2,622,695

Russia - 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)	955	1,046,967

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)	750	991,875

United States - 0.2%
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)	891	1,032,446

Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17 (a)	800	668,000

Total Quasi-Sovereigns (cost $5,022,116)		6,361,983

ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Floating Rate - 0.9%
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6
5.73%, 10/25/46 (d)	1,365	1,224,601
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.381%, 2/25/37 (i)	1,750	1,221,762
GSAA Trust
Series 2006-6, Class AF5
5.079%, 3/25/36 (i)	1,418	879,218

		3,325,581

Home Equity Loans - Fixed Rate - 0.4%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	737	525,828

	Principal Amount (000)		U.S. $ Value
Lehman XS Trust
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,392	1,153,028

			1,678,856

Total Asset-Backed Securities (cost $4,564,910)			5,004,437

	Shares
PREFERRED STOCKS - 1.1%
Financial Institutions - 1.1%
Banking - 0.8%
Citigroup Capital XIII
7.875% (d)		5,000	140,000
Royal Bank of Scotland Group PLC
6.40%		60,000	1,376,400
US Bancorp
6.50%		35,000	1,008,700
Zions Bancorporation
9.50%		27,300	711,165

			3,236,265

REITS - 0.3%
Health Care REIT, Inc.
6.50%		13,825	373,708
Sovereign Real Estate Investment Trust
12.00% (a)		624	749,910

			1,123,618

			4,359,883

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		36,525	59,171

Total Preferred Stocks (cost $4,790,325)			4,419,054

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Non-Agency Floating Rate - 0.6%
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.428%, 6/25/37 (i)	U.S.$	634	434,160
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.428%, 7/19/47 (i)		961	716,828

	Principal Amount (000)		U.S. $ Value
Lehman XS Trust
Series 2007-4N, Class 3A2A
0.91%, 3/25/47 (i)		302	213,169
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.66%, 8/25/47 (i)		973	695,354

			2,059,511

Non-Agency Fixed Rate - 0.3%
Indymac Index Mortgage Loan Trust
Series 2006-AR31
5.211%, 11/25/36		1,467	1,283,248

Total Collateralized Mortgage Obligations (cost $3,093,878)			3,342,759

	Shares
COMMON STOCKS - 0.4%
Beazer Homes USA, Inc. (f)		7,750	115,707
Capmark Financial Group, Inc. (f)		43	891
Fairpoint Communications, Inc. (f)		7,175	53,741
Greektown Superholdings, Inc. (f)(g)(h)		397	23,820
Isle of Capri Casinos, Inc. (f)		7,160	35,156
Keystone Automotive Operations, Inc. (g)(h)		61,065	698,581
Las Vegas Sands Corp.		1,075	50,149
LifePoint Hospitals, Inc. (f)		1,155	41,557
Melco Crown Entertainment Ltd. (ADR) (f)		3,690	56,309
Neenah Enterprises, Inc. (f)(g)(h)		58,199	378,293
Seagate Technology PLC		2,740	68,774
Vanguard Health Systems, Inc. (f)		4,020	42,491
Voyager Learning Exchange (e)(g)(h)		982,000	1

Total Common Stocks (cost $3,367,399)			1,565,470

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.60%, 11/01/40	U.S.$	325	476,356
7.95%, 3/01/36		700	866,565

Total Local Governments - Municipal Bonds (cost $1,030,479)			1,342,921

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Croatia - 0.3%
Croatia Government International Bond 6.25%, 4/27/17 (a) (cost $1,061,859)	1,060	1,162,199

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Dec 2012, Exercise Price: $ 142.00 (f)(l)	536	126,764
SPDR S&P 500 ETF Trust Expiration: Mar 2013, Exercise Price: $ 139.00 (f)(l)	748	309,672

		436,436

Options on Forward Contracts - 0.0%
AUD/USD Expiration: Dec 2012, Exercise Price: AUD 0.9865 (f)(m)	5,550,000	17
EUR/USD Expiration: Dec 2012, Exercise Price: EUR 1.228 (f)(m)	3,050,000	8
EUR/USD Expiration: Feb 2013, Exercise Price: EUR 1.2375 (f)(m)	3,050,000	7,235
EUR/USD Expiration: Mar 2013, Exercise Price: EUR 1.20 (f)(m)	1,920,000	2,747
JPY/USD Expiration: Mar 2013, Exercise Price: JPY 81.27 (f)(m)	375,710,000	117,856

		127,863

Swaptions - 0.0%
IRS USD RTP Swaption 3 Month USD-Libor Expiration: Dec 2012, Exercise Rate: 1.4275% (f)(m)	141,790,000	2
IRS USD RTP Swaption 3 Month USD-Libor Expiration: Dec 2012, Exercise Rate: 0.9275% (f)(m)	19,090,000	14

Total Options Purchased - Puts (cost $889,475)		564,313

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Norway - 0.1%
Eksportfinans ASA 2.375%, 5/25/16 (cost $468,683)	539	513,937

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equities - 0.0%
Beazer Homes USA, Inc. Expiration: Jan 2013, Exercise Price: $ 15.00 (f)(l) (cost $22,831)	160	18,800

	Shares
WARRANTS - 0.0%
Fairpoint Communications, Inc., expiring 1/24/18 (f)(g)(h)	12,231	0
Ipayment Holdings, Inc., expiring 11/15/18 (f)	272	0
Talon Equity Co. NV, expiring 11/15/24 (f)(g)(h)	671	0

Total Warrants (cost $0)		0

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.15% (n) (cost $7,856,167)	7,856,167	7,856,167

Total Short-Term Investments (cost $7,856,167)		7,856,167

Total Investments - 102.0% (cost $371,806,694) (o)		395,811,742
Other assets less liabilities - (2.0)% (p)		(7,940,359)

Net Assets - 100.0%		$387,871,383

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	208	March 2013	$45,844,849	$45,854,250	$9,401
U.S. T-Note 5 Yr Futures	524	March 2013	65,238,879	65,352,625	113,746
Ultra Long U.S. T- Bond Futures	22	March 2013	3,621,442	3,650,625	29,183

					$152,330

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Canadian Imperial Bank of Commerce	CAD	1,735	USD	1,742	12/20/12	$(3,805)
Citibank NA	JPY	155,924	USD	1,946	12/21/12	54,265
Deutsche Bank AG London	EUR	308	USD	391	12/06/12	(8,971)
Deutsche Bank AG London	GBP	3,783	USD	6,062	12/06/12	579
Goldman Sachs Capital Markets LP	USD	1,189	MXN	15,477	12/05/12	7,229
State Street Bank & Trust Co.	EUR	18,106	USD	23,641	12/06/12	91,995
State Street Bank & Trust Co.	USD	88	EUR	69	12/06/12	1,804

						$143,096

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put – EUR vs. USD	1.228%	12/31/12	EUR	3,050	$1,289	$(8)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX- NAHY18V2-5 Year Index	Credit Suisse International	Sell	99.00%	12/19/12	$10,050	$169,141	$(20,241)
CDX- NAHY19V1-5 Year Index	Barclays Bank PLC	Sell	98.00	3/20/13	5,360	119,528	(101,424)
CDX- NAHY19V1-5 Year Index	Bank of America, NA	Sell	98.00	3/20/13	9,650	223,880	(182,602)

							$(304,267)

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America NA	$7,600	9/11/22	1.774%	3 Month LIBOR	$(130,312)
Citibank NA	20,280	9/14/17	0.836%	3 Month LIBOR	(142,643)
Credit Suisse International	50,000	10/29/14	0.41%	3 Month LIBOR	(44,644)
Deutsche Bank AG	9,320	10/4/22	1.86%	6 Month LIBOR	(32,378)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$3,930	10/4/42	6 Month LIBOR	2.968%	$124,962
Goldman Sachs International	20,420	9/18/17	0.853%	3 Month LIBOR	(157,964)
Goldman Sachs International	20,700	11/13/17	0.779%	3 Month LIBOR	(46,450)

					$(429,429)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Bolivarian Republic of Venezuela,
9.25% 9/15/27, 6/20/16*	(5.00)%	6.59%	$2,800	$106,776	$395,279	$(288,503)
Liz Claiborne Inc.,
5.00% 7/08/13, 12/20/13*	(5.00)	0.66	180	(10,161)	1,485	(11,646)
Nokia OYJ,
6.75% 2/04/19, 9/20/14*	(5.00)	3.14	1,420	(45,871)	102,741	(148,612)
The McClatchy Co.,
5.75% 9/01/17, 12/20/13*	(5.00)	1.40	180	(8,707)	2,785	(11,492)
Citibank NA:
CDX- NAHY17V3-5 Year Index,
12/20/16*	(5.00)	4.33	2,880	(98,000)	69,062	(167,062)
CDX- NAHY18V1-5 Year Index,
6/20/17*	(5.00)	4.69	3,960	(87,725)	(66,114)	(21,611)
CDX- NAHY18V1-5 Year Index,
6/20/17*	(5.00)	4.69	3,960	(87,725)	(25,958)	(61,767)
Goldman Sachs Bank USA:
CDX- NAHY11V17- 5 Year Index,
12/20/13*	– 0	–	3.12	464	238,181	106,539	131,642
CDX- NAHY18V1-5 Year Index,
6/20/17*	(5.00)	4.69	7,940	(175,889)	180,587	(356,476)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX- NAIG18V1-5 Year Index,
6/20/17*	(1.00)%	0.88%		$16,500	$(123,605)	$89,747	$(213,352)
JPMorgan Chase Bank NA:
Beazer Homes USA, Inc.,
9.125% 6/15/18, 9/20/18*	(5.00)	6.15		810	36,014	85,739	(49,725)
CDX- NAIG17V1-5 Year,
12/20/16*	(1.00)	0.77		8,300	(93,028)	126,530	(219,558)
MBIA, Inc.,
6.625% 10/01/28, 12/20/13*	(5.00)	9.89		370	14,059	16,062	(2,003)
Morgan Stanley Capital Services Inc.:
CDX- EM17V1-5 Year Index,
6/20/17*	(5.00)	2.23		9,800	(1,238,502)	(1,103,203)	(135,299)
CDX- NAHY18V1-5 Year Index,
6/20/17*	(5.00)	4.69		3,960	(87,725)	228,991	(316,716)
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)	7.26	EUR	235	24,559	17,671	6,888
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)	7.26		165	17,244	12,173	5,071
Sale Contracts
Bank of America NA:
Amkor Technology, Inc.,
7.375% 5/01/18, 6/20/17*	5.00	6.10		$640	(22,195)	(21,497)	(698)
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	7.96		860	(66,047)	(37,891)	(28,156)
Sanmina-SCI Corp.,
8.125% 3/01/16, 6/20/17*	5.00	5.08		640	2,915	(33,077)	35,992
Barclays Bank PLC:
CDX- NAIG15V1-5 Year Index,
12/20/15*	1.00	97.50		500	(29,089)	(45,100)	16,011
Clear Channel Communications, Inc.,
6.875% 6/15/18, 12/20/14*	5.00	10.01		440	(35,804)	(44,387)	8,583

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Community Health Systems, Inc.,
8.875% 7/15/15, 6/20/16*	5.00%	2.93%	$800	$61,469	$(17,768)	$79,237
Freescale Semiconductor, Inc.,
8.875% 12/15/14, 6/20/16*	5.00	6.35	1,850	(73,079)	(35,945)	(37,134)
Health Management Associates, Inc.,
6.125% 4/15/16, 6/20/17*	5.00	3.63	640	41,754	(3,492)	45,246
MGM Resorts International,
7.625% 1/15/17, 6/20/17*	5.00	5.65	470	(8,376)	(23,850)	15,474
Nokia OYJ,
6.75% 2/04/19, 9/20/17*	5.00	7.30	890	(71,410)	(154,950)	83,540
NXP BV,
2.96% 10/15/13, 3/20/16*	5.00	3.28	550	33,918	21,360	12,558
Owens- Illinois, Inc.,
7.8% 5/15/18, 6/20/17*	5.00	2.63	430	47,053	27,760	19,293
Univision Communications, Inc.,
8.5% 5/15/21, 6/20/16*	5.00	4.44	550	12,966	(12,025)	24,991
Virgin Media Finance PLC,
9.5% 8/15/16, 6/20/17*	5.00	1.90	650	93,304	17,131	76,173
Credit Suisse International:
CDX- NAHY15V1-5 Year Index,
12/20/15*	5.00	3.86	2,800	118,879	(184,758)	303,637
CDX- NAHY15V1-5 Year Index,
12/20/15*	5.00	3.86	2,500	106,142	(166,256)	272,398
Ford Motor Co.,
6.5% 8/01/18, 6/20/16*	5.00	1.82	1,100	130,409	71,873	58,536

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International,
5.875% 2/27/14, 3/20/16*	5.00%	4.20%		$1,700	$53,320	$(35,869)	$89,189
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	0.02		800	27,471	4,988	22,483
United States Steel Corp.,
6.65% 6/1/37, 12/20/17*	5.00	6.69		440	(26,045)	(38,780)	12,735
Wind Acquisition Finance S.A.,
11.00% 12/01/15, 6/20/16*	5.00	7.22		1,320	(79,686)	42,311	(121,997)
Goldman Sachs Bank USA:
CDX- NAHY15V1- 3 Year Index,
12/20/13*	5.00	10.62		4,451	(200,192)	(415,634)	215,442
CDX- NAIG15V1- 5 Year Index,
12/20/15*	1.00	3.12		900	(52,361)	(82,242)	29,881
Chesapeake Energy Corp.,
6.625% 8/15/20, 6/20/17*	5.00	5.46		1,250	(11,193)	(80,319)	69,126
ConvaTec Healthcare E S.A.,
10.875% 12/15/18, 6/20/17*	5.00	5.47	EUR	590	(8,152)	(108,460)	100,308
J.C. Penney Co. Inc.,
6.375% 10/15/36, 12/20/17*	5.00	9.32		$1,000	(147,393)	(94,327)	(53,066)
Mediacom LL C,
9.125% 8/15/19, 3/20/16*	5.00	2.90		1,070	77,999	(29,764)	107,763
Tenet Healthcare Corp.,
6.875% 11/15/31, 9/20/16*	5.00	3.45		1,050	65,707	(22,815)	88,522
United States Steel Corp.,
6.65% 6/01/37, 9/20/17*	5.00	6.46		230	(11,475)	(18,126)	6,651

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2012		Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp.,
6.65% 6/01/37, 9/20/17*	5.00%	6.46%			$225	$(11,226)	$(17,474)	$6,248
JPMorgan Chase Bank NA:
Ford Motor Co.,
6.50% 8/01/18, 6/20/17*	5.00	2.14			820	108,640	83,285	25,355
Sabre Holdings Corp.,
6.35% 3/15/16, 6/20/16*	5.00	5.25			277	(158)	(21,366)	21,208
Morgan Stanley Capital Services, Inc.:
AK Steel Corp.,
7.625% 5/15/20, 3/20/16*	5.00	9.16			550	(57,092)	5,841	(62,933)
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	0.04			550	16,776	3,086	13,690
NXP BV
8.625% 10/15/13, 6/20/17*	5.00	4.35		EUR	230	10,220	(13,457)	23,677
NXP BV
8.625% 10/15/13, 9/20/17*	5.00	– 0	–		330	12,150	(21,558)	33,708
UBS AG:
Goodyear Tire & Rubber Co.
7.00% 3/15/28, 6/20/17*	5.00	5.34			$1,050	(5,732)	(80,994)	75,262
HCA Inc.,
6.375% 1/15/15, 6/20/17*	5.00	3.38			1,720	130,076	(3,136)	133,212
Levi Strauss & Co.
8.875% 4/01/16, 6/20/17*	5.00	4.67			850	18,250	(46,562)	64,812
Tenet Healthcare Corp.,
6.875% 11/15/31, 6/20/17*	5.00	4.37			950	31,885	(47,876)	79,761

						$(1,335,507)	$(1,442,004)	$106,497

DIVIDEND SWAP CONTRACTS

Dividend Yield On	Counterparty	Strike Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Dividend Futures	Credit Suisse International	91.8%	12/19/14	$18,026
Euro Stoxx 50 Index Dividend Futures	UBS AG	90.2	12/18/15	10,675

				$28,701

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at November 30, 2012
Credit Suisse Securities (USA) LLC†	(3.50	)%*	– 0	–	$688,645
Credit Suisse Securities (USA) LLC†	(3.00	)%*	– 0	–	1,180,359
Credit Suisse Securities (USA) LLC†	(1.50	)%*	– 0	–	1,883,191
Credit Suisse Securities (USA) LLC†	(1.00	)%*	– 0	–	1,520,969
Credit Suisse Securities (USA) LLC†	(0.50	)%*	– 0	–	2,034,664
Credit Suisse Securities (USA) LLC†	(0.25	)%*	– 0	–	763,223
Credit Suisse Securities (USA) LLC†	(0.15	)%*	– 0	–	877,887
Credit Suisse Securities (USA) LLC†	0.00%		– 0	–	1,807,824
Credit Suisse Securities (USA) LLC†	0.05%		– 0	–	3,420,516

					$14,177,278

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2012
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $114,543,093 or 29.5% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $13,926,419.
(c)	Pay-In-Kind Payments (PIK).
(d)	Variable rate coupon, rate shown as of November 30, 2012.
(e)	Security is in default and is non-income producing.
(f)	Non-income producing security.
(g)	Fair valued.
(h)	Illiquid security.
(i)	Floating Rate Security. Stated interest rate was in effect at November 30, 2012.

(j)	This position or a portion of this position represents an unsettled loan purchase. At November 30, 2012, the market value and unrealized loss of these unsettled loan purchases amounted to $485,110 and $1,403, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,992,341.
(l)	One contract relates to 100 shares.
(m)	One contract relates to 1 share.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(o)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,793,221 and gross unrealized depreciation of investments was $(6,788,173), resulting in net unrealized appreciation of $24,005,048.
(p)	An amount of U.S. $428,500 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2012.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$332,000		$288,690,166		$1,355,451		$290,377,617
Corporates - Investment Grades	– 0	–	26,979,907		– 0	–	26,979,907
Bank Loans	– 0	–	– 0	–	13,234,246		13,234,246
Emerging Markets - Corporate Bonds	– 0	–	10,079,011		429,049		10,508,060
Governments - Treasuries	– 0	–	8,839,393		– 0	–	8,839,393
Emerging Markets - Sovereigns	– 0	–	7,299,888		– 0	–	7,299,888
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	6,420,591		6,420,591
Quasi-Sovereigns	– 0	–	6,361,983		– 0	–	6,361,983
Asset-Backed Securities	– 0	–	– 0	–	5,004,437		5,004,437
Preferred Stocks	3,609,973		809,081		– 0	–	4,419,054
Collateralized Mortgage Obligations	– 0	–	– 0	–	3,342,759		3,342,759
Common Stocks	464,775		– 0	–	1,100,695		1,565,470
Local Governments - Municipal Bonds	– 0	–	1,342,921		– 0	–	1,342,921
Governments - Sovereign Bonds	– 0	–	1,162,199		– 0	–	1,162,199
Options Purchased - Puts	– 0	–	564,313		– 0	–	564,313
Governments - Sovereign Agencies	– 0	–	513,937		– 0	–	513,937
Options Purchased - Calls	– 0	–	18,800		– 0	–	18,800
Warrants	– 0	–	– 0	–	– 0	–^	– 0	–
Short-Term Investments	7,856,167		– 0	–	– 0	–	7,856,167

Total Investments in Securities	12,262,915		352,661,599		30,887,228		395,811,742
Other Financial Instruments* :
Assets:
Futures Contracts	152,330		– 0	–	– 0	–	152,330
Forward Currency Exchange Contracts	– 0	–	155,872		– 0	–	155,872
Credit Default Swap Contracts	– 0	–	2,414,303		– 0	–	2,414,303
Interest Rate Swap Contracts	– 0	–	124,962		– 0	–	124,962
Dividend Swap Contracts	– 0	–	28,701		– 0	–	28,701

Investments in Securities:	Level 1		Level 2	Level 3		Total
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(12,776)	– 0	–	(12,776)
Currency Options Written	– 0	–	(8)	– 0	–	(8)
Credit Default Swaptions Written	– 0	–	(304,267)	– 0	–	(304,267)
Interest Rate Swap Contracts	– 0	–	(554,391)	– 0	–	(554,391)
Credit Default Swap Contracts	– 0	–	(2,307,806)	– 0	–	(2,307,806)

Total+	$12,415,245		$352,206,189	$30,887,228		$395,508,662

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

High-Yield Portfolio	Corporates - Non- Investment Grades		Corporates - Investment Grades			Bank Loans
Balance as of 8/31/12	$1,233,762			$759,615		$10,958,957
Accrued discounts/(premiums)	(34,285)			– 0	–	55,189
Realized gain (loss)	(2,932,409)			– 0	–	10,364
Change in unrealized appreciation/depreciation	3,002,910			– 0	–	154,090
Purchases	294,000			– 0	–	4,339,902
Sales	(315,127)			– 0	–	(2,284,256)
Transfers in to Level 3	106,600			– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(759,615)		– 0	–

Balance as of 11/30/12+	$1,355,451		$	– 0	–	$13,234,246

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$69,768		$	– 0	–	$190,439

	Emerging Markets - Corporate Bonds		Commercial Mortgage- Backed Securities			Asset-Backed Securities
Balance as of 8/31/12	$428,143			$6,982,910		$4,611,998
Accrued discounts/(premiums)	(239)			17,569		21,581
Realized gain (loss)	– 0	–		223,885		37,008
Change in unrealized appreciation/depreciation	1,145			2,783		414,087
Purchases	– 0	–		964,103		– 0	–
Sales	– 0	–		(1,770,659)		(80,237)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 11/30/12	$429,049			$6,420,591		$5,004,437

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$1,145			$151,048		$414,087

	Collateralized Mortgage Obligations			Common Stocks		Warrants^
Balance as of 8/31/12		$3,181,707		$1,134,891		$	– 0	–
Accrued discounts/(premiums)		10,801		– 0	–		– 0	–
Realized gain (loss)		32,424		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		231,966		(34,196)			– 0	–
Purchases		– 0	–	– 0	–		– 0	–
Sales		(114,139)		– 0	–		– 0	–
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–

Balance as of 11/30/12		$3,342,759		$1,100,695		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12		$231,966		$(34,196)		$	– 0	–

	Unfunded Loan Commitments			Total
Balance as of 8/31/12		$(105,188)		$29,186,795
Accrued discounts/(premiums)		– 0	–	70,616
Realized gain (loss)		– 0	–	(2,628,728)
Change in unrealized appreciation/depreciation		1,380,188		5,152,973
Purchases		– 0	–	5,598,005
Sales		(1,275,000)		(5,839,418)
Transfers in to Level 3		– 0	–	106,600
Transfers out of Level 3		– 0	–	(759,615)

Balance as of 11/30/12	$	– 0	–	$30,887,228

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$	– 0	–	$1,024,257

+	There were de minimis transfers under 1% of net assets during the reporting period.
^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at November 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/2012	Valuation Technique	Unobservable Input	Range
Corporates - Non-Investment Grades	$1,355,451	Third Party Vendor	Evaluated Quotes	$1.00-$104.50
Bank Loans	$13,234,246	Third Party Vendor	Evaluated Quotes	$80.67-$102.60
Emerging Markets - Corporate Bonds	$429,049	Third Party Vendor	Evaluated Quotes	$107.25
Asset-Backed Securities	$5,004,437	Third Party Vendor	Evaluated Quotes	$62.00-$89.69
Collateralized Mortgage Obligations.	$3,342,759	Third Party Vendor	Evaluated Quotes	$68.45-$87.48
Commercial Mortgage-Backed Securities	$6,420,591	Third Party Vendor	Evaluated Quotes	$94.17-$105.33
Common Stocks	$1,100,695	Qualitative Assessment		$0.00-$60.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including:
1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and
2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2013